Quarterly Holdings Report
for
Fidelity® Extended Market Index Fund
November 30, 2024
SEI-NPRT3-0125
1.810690.120
Common Stocks - 99.8%
	Shares	Value ($)
ARGENTINA - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Arcadium Lithium PLC	5,963,562	31,308,701
AUSTRALIA - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Benitec Biopharma Inc (b)	47,368	477,944
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
SPI Energy Co Ltd (b)	121,199	35,632
Software - 0.0%
Mawson Infrastructure Group Inc (b)(c)	59,814	128,002
TOTAL INFORMATION TECHNOLOGY		163,634

TOTAL AUSTRALIA		641,578
BAHAMAS (NASSAU) - 0.0%
Consumer Discretionary - 0.0%
Diversified Consumer Services - 0.0%
OneSpaWorld Holdings Ltd	580,087	11,015,852
BELGIUM - 0.1%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
Liberty Global Ltd Class A	634,787	8,969,540
Liberty Global Ltd Class C (c)	1,193,979	17,455,973

TOTAL BELGIUM		26,425,513
BERMUDA - 0.2%
Financials - 0.2%
Insurance - 0.2%
RenaissanceRe Holdings Ltd	289,541	82,852,157
CANADA - 0.3%
Communication Services - 0.0%
Entertainment - 0.0%
Lionsgate Studios Corp (c)	192,848	1,394,291
Consumer Staples - 0.0%
Food Products - 0.0%
Sunopta Inc (United States) (b)	520,592	4,034,588
Personal Care Products - 0.0%
Flora Growth Corp (b)(c)	61,758	107,459
Financials - 0.0%
Insurance - 0.0%
Kingsway Financial Services Inc (b)	112,981	997,622
Health Care - 0.0%
Biotechnology - 0.0%
TuHURA Biosciences Inc (b)	8,901	58,391
TuHURA Biosciences Inc rights (b)(d)	314,697	3
		58,394
Pharmaceuticals - 0.0%
Lexaria Bioscience Corp (b)(c)	79,998	166,396
TOTAL HEALTH CARE		224,790

Industrials - 0.3%
Commercial Services & Supplies - 0.3%
RB Global Inc (United States)	1,021,293	99,841,604
Information Technology - 0.0%
Software - 0.0%
D-Wave Quantum Inc (b)(c)	827,572	2,499,267
Hut 8 Corp (United States) (b)(c)	441,427	12,368,785
		14,868,052
Materials - 0.0%
Chemicals - 0.0%
Loop Industries Inc (b)(c)	134,510	199,074
Metals & Mining - 0.0%
McEwen Mining Inc (b)	237,155	1,982,616
US Goldmining Inc (b)	12,599	153,456
		2,136,072
TOTAL MATERIALS		2,335,146

TOTAL CANADA		123,803,552
CHINA - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc Class A (b)(c)	906,378	4,740,357
Software - 0.0%
Nukkleus Inc (b)(c)	4,400	7,876
TOTAL CHINA		4,748,233
CZECH REPUBLIC - 0.0%
Consumer Discretionary - 0.0%
Leisure Products - 0.0%
Connexa Sports Technologies In (b)(c)	11,758	16,578
DENMARK - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Galecto Inc (b)	4,511	25,216
GERMANY - 0.0%
Materials - 0.0%
Chemicals - 0.0%
Orion SA	323,763	5,963,714
Paper & Forest Products - 0.0%
Mercer International Inc	246,733	1,522,343
TOTAL GERMANY		7,486,057
GHANA - 0.0%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Kosmos Energy Ltd (b)	2,598,607	10,238,512
GRAND CAYMAN (UK OVERSEAS TER) - 0.0%
Financials - 0.0%
Insurance - 0.0%
Oxbridge Re Holdings Ltd (b)	28,136	87,222
HONG KONG - 0.0%
Consumer Discretionary - 0.0%
Distributors - 0.0%
GigaCloud Technology Inc Class A (b)(c)	148,241	3,661,553
Consumer Staples - 0.0%
Personal Care Products - 0.0%
Natural Health Trends Corp	46,703	254,064
TOTAL HONG KONG		3,915,617
IRELAND - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Prothena Corp PLC (b)	210,728	3,415,901
Pharmaceuticals - 0.0%
Artelo Biosciences Inc (b)(c)	10,443	11,174
TOTAL HEALTH CARE		3,427,075

Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Cimpress PLC (b)	86,010	6,906,603
TOTAL IRELAND		10,333,678
ISRAEL - 0.0%
Communication Services - 0.0%
Media - 0.0%
Innovid Corp Class A (b)	640,168	1,946,111
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Mobileye Global Inc Class A (b)(c)	549,138	9,911,941
Health Care - 0.0%
Health Care Equipment & Supplies - 0.0%
GlucoTrack Inc (b)(c)	21,613	5,245
TOTAL ISRAEL		11,863,297
JAPAN - 0.0%
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Allegro MicroSystems Inc (b)	861,442	18,719,135
JORDAN - 0.0%
Consumer Discretionary - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Jerash Holdings US Inc	35,229	120,131
KOREA (SOUTH) - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Webtoon Entertainment Inc	86,540	1,062,711
Health Care - 0.0%
Biotechnology - 0.0%
Artiva Biotherapeutics Inc (b)(c)	79,663	1,018,093
TOTAL KOREA (SOUTH)		2,080,804
NETHERLANDS - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
uniQure NV (b)	252,800	1,509,216
PHILIPPINES - 0.0%
Industrials - 0.0%
Professional Services - 0.0%
TaskUS Inc Class A (b)	95,220	1,395,925
PUERTO RICO - 0.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Liberty Latin America Ltd Class A (b)	177,684	1,236,681
Liberty Latin America Ltd Class C (b)	689,390	4,763,685
		6,000,366
Financials - 0.2%
Banks - 0.2%
First BanCorp/Puerto Rico	892,499	18,456,879
Ofg Bancorp	259,197	11,772,728
Popular Inc	400,993	39,842,665
		70,072,272
Financial Services - 0.0%
EVERTEC Inc	353,775	12,735,900
TOTAL FINANCIALS		82,808,172

Information Technology - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Unusual Machines Inc /US (c)	9,815	183,834
TOTAL PUERTO RICO		88,992,372
SINGAPORE - 0.0%
Communication Services - 0.0%
Interactive Media & Services - 0.0%
Grindr Inc Class A (b)	128,906	1,945,192
Health Care - 0.0%
Pharmaceuticals - 0.0%
Scilex Holding Co (b)	539,833	347,437
Scilex Holding Co (b)(n)	338,415	174,242
		521,679
Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Kulicke & Soffa Industries Inc	302,480	14,646,082
TOTAL SINGAPORE		17,112,953
SWEDEN - 0.1%
Consumer Discretionary - 0.1%
Automobile Components - 0.1%
Autoliv Inc	405,869	40,229,735
Financials - 0.0%
Insurance - 0.0%
SiriusPoint Ltd (b)	541,295	8,346,769
Health Care - 0.0%
Biotechnology - 0.0%
Aprea Therapeutics Inc (b)	25,109	75,327
TOTAL SWEDEN		48,651,831
SWITZERLAND - 0.1%
Consumer Discretionary - 0.0%
Automobile Components - 0.0%
Garrett Motion Inc (b)(c)	682,571	5,788,202
Health Care - 0.1%
Biotechnology - 0.1%
CRISPR Therapeutics AG (b)(c)	470,521	24,076,560
TOTAL SWITZERLAND		29,864,762
THAILAND - 0.1%
Information Technology - 0.1%
Electronic Equipment, Instruments & Components - 0.1%
Fabrinet (b)	200,508	47,035,167
UNITED KINGDOM - 0.8%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Flutter Entertainment PLC (b)	984,366	272,000,014
Soho House & Co Inc Class A (b)(c)	204,279	1,021,395
		273,021,409
Energy - 0.2%
Energy Equipment & Services - 0.2%
TechnipFMC PLC	2,374,533	74,489,100
Financials - 0.0%
Financial Services - 0.0%
Damon Inc (c)	4,093	3,340
Health Care - 0.0%
Biotechnology - 0.0%
F-star Therapeutics Inc rights (b)(d)	13,735	0
F-star Therapeutics Inc rights (b)(d)	13,735	0
Zura Bio Ltd Class A (b)	203,838	621,706
		621,706
Health Care Technology - 0.0%
OneMedNet Corp Class A (b)	27,500	25,850
TOTAL HEALTH CARE		647,556

Industrials - 0.0%
Electrical Equipment - 0.0%
TurnOnGreen Inc warrants 7/14/2028 (b)	252,986	151
Machinery - 0.0%
Luxfer Holdings PLC	152,988	2,196,908
TOTAL INDUSTRIALS		2,197,059

TOTAL UNITED KINGDOM		350,358,464
UNITED STATES - 97.8%
Communication Services - 3.9%
Diversified Telecommunication Services - 0.4%
Anterix Inc (b)	103,816	3,602,415
AST SpaceMobile Inc Class A (b)(c)	768,318	18,293,652
Atn International Inc	55,641	1,100,579
Bandwidth Inc Class A (b)	141,278	2,971,076
Cogent Communications Holdings Inc	234,330	19,259,583
Consolidated Communications Holdings Inc (b)	400,812	1,871,792
Frontier Communications Parent Inc (b)	1,228,104	42,750,300
GCI Liberty Inc Class A (b)(d)(m)	444,709	3
Globalstar Inc (b)	4,177,777	8,146,665
IDT Corp Class B	114,245	5,899,612
Iridium Communications Inc	657,837	19,550,916
Lumen Technologies Inc (b)	5,623,240	41,274,582
NextPlat Corp (b)	53,792	42,636
Shenandoah Telecommunications Co	253,430	3,378,222
		168,142,033
Entertainment - 1.2%
AMC Entertainment Holdings Inc Class A (b)(c)	1,996,943	9,884,868
Atlanta Braves Holdings Inc Class A (b)	75,580	3,181,162
Atlanta Braves Holdings Inc Class C (b)	190,893	7,702,533
Cinemark Holdings Inc (b)	589,469	20,348,470
Cineverse Corp (b)(c)	75,576	287,189
CuriosityStream Inc Class A	167,008	305,625
Dolphin Entertainment Inc (b)	47,959	54,673
Endeavor Group Holdings Inc Class A (c)	1,056,950	32,099,572
Eventbrite Inc Class A (b)	420,579	1,480,438
Gaia Inc Class A (b)	92,796	568,839
Gaxos.ai Inc (b)(c)	4,957	6,345
Golden Matrix Group Inc (b)(c)	149,123	345,965
Kartoon Studios Inc (b)(c)	218,657	147,069
Liberty Media Corp-Liberty Formula One Class A (b)	168,633	13,642,410
Liberty Media Corp-Liberty Formula One Class C (b)	1,190,501	105,192,668
Liberty Media Corp-Liberty Live Class A (b)	123,335	8,841,886
Liberty Media Corp-Liberty Live Class C (b)	242,963	17,741,158
Lions Gate Entertainment Corp Class A (b)(c)	285,041	2,348,738
Lions Gate Entertainment Corp Class B (b)	702,635	5,178,420
LiveOne Inc (b)	508,501	508,501
Madison Square Garden Entertainment Corp Class A (b)	229,349	8,483,620
Madison Square Garden Sports Corp Class A (b)	91,760	21,100,212
Marcus Corp/The	140,421	3,179,131
Mega Matrix Inc (c)	193,530	348,354
Motorsport Games Inc Class A (b)(c)	8,237	11,038
Moving Image Technologies Inc (b)(c)	41,049	27,150
Playstudios Inc Class A (b)	608,905	1,169,098
Playtika Holding Corp	284,741	2,397,519
PodcastOne Inc (b)	40,538	88,373
Reading International Inc Class A (b)	98,732	146,124
Reading International Inc Class B (b)(c)	1,028	6,733
Reservoir Media Inc (b)(c)	195,201	1,842,697
ROBLOX Corp Class A (b)	2,920,273	146,393,285
Roku Inc Class A (b)	706,798	48,790,266
Skillz Inc Class A (b)(c)	66,539	379,272
Snail Inc Class A (b)	6,222	5,724
Sphere Entertainment Co Class A (b)(c)	148,992	6,131,021
TKO Group Holdings Inc Class A (b)	368,840	50,885,166
TruGolf Holdings Inc Class A (b)(c)	20,003	11,382
Vivid Seats Inc Class A (b)(c)	516,080	1,847,566
Warner Music Group Corp Class A	785,747	25,552,492
		548,662,752
Interactive Media & Services - 0.9%
Angi Inc Class A (b)(c)	393,290	731,519
Arena Group Holdings Inc/The (b)(c)	47,798	71,697
Bumble Inc Class A (b)	524,048	4,553,977
BuzzFeed Inc Class A (b)	109,521	487,368
Cargurus Inc Class A (b)	483,612	18,290,206
Cars.com Inc (b)	334,932	6,655,099
DHI Group Inc (b)	206,591	367,732
EverQuote Inc Class A (b)	146,612	2,813,484
fuboTV Inc (b)	1,826,805	2,941,156
Getty Images Holdings Inc Class A (b)(c)	280,398	818,762
Giftify Inc (b)(c)	85,231	126,994
HWH International Inc Class A (b)(c)	13,127	12,864
IAC Inc Class A (b)	390,172	18,466,841
IZEA Worldwide Inc (b)	68,972	197,260
MediaAlpha Inc Class A (b)	178,753	2,257,650
Nextdoor Holdings Inc Class A (b)	974,201	2,367,308
Onfolio Holdings Inc (b)	20,408	27,551
Outbrain Inc (b)	190,345	1,033,573
Paltalk Inc (b)(c)	34,792	68,540
Pinterest Inc Class A (b)	3,347,157	101,485,801
PSQ Holdings Inc Class A (b)(c)	109,658	223,702
QuinStreet Inc (b)	307,679	7,008,928
Reddit Inc Class A	447,488	62,957,087
Rumble Inc Class A (b)(c)	459,906	3,265,333
Shutterstock Inc	135,980	4,307,846
Snap Inc Class A (b)	5,844,690	69,025,789
Society Pass Inc (b)(c)	8,985	8,760
Super League Enterprise Inc (b)	38,342	21,472
System1 Inc Class A (b)	112,730	118,367
Travelzoo (b)	41,604	830,416
TripAdvisor Inc Class A (b)	606,922	8,697,192
TrueCar Inc (b)	467,289	1,990,651
Trump Media & Technology Group Corp (b)(c)	378,419	11,958,040
Vimeo Inc Class A (b)	873,030	5,700,886
Yelp Inc Class A (b)	369,116	14,107,614
Zedge Inc Class B (b)	67,045	179,681
Ziff Davis Inc (b)	247,882	14,587,856
ZipRecruiter Inc Class A (b)	423,031	3,748,055
ZoomInfo Technologies Inc (b)	1,599,201	17,495,259
		390,008,316
Media - 1.4%
Advantage Solutions Inc Class A (b)(c)	309,577	1,102,094
Altice USA Inc Class A (b)	1,367,290	3,295,169
AMC Networks Inc Class A (b)(c)	180,287	1,698,304
Asset Entities Inc Class A (b)(c)	6,686	3,076
Beasley Broadcast Group Inc Class A (b)	1,669	14,871
Boston Omaha Corp (b)	125,045	1,909,437
Cable One Inc	25,014	10,511,383
Cardlytics Inc (b)(c)	280,503	1,141,647
Clear Channel Outdoor Holdings Inc (b)	1,834,625	2,770,284
comScore Inc (b)	19,373	157,309
Creative Realities Inc (b)	48,912	153,095
Cumulus Media Inc Class A (b)(c)	75,749	59,940
DallasNews Corp Class A	27,038	133,027
Direct Digital Holdings Inc Class A (b)(c)	17,781	21,337
EchoStar Corp Class A (b)	667,038	16,869,391
Emerald Holding Inc	114,711	570,114
Entravision Communications Corp Class A	362,036	883,368
EW Scripps Co/The Class A (b)	340,174	680,348
Fluent Inc (b)	35,099	96,873
Gannett Co Inc (b)	664,832	3,450,478
Gray Television Inc	468,327	1,999,756
Gray Television Inc Class A	5,719	41,692
Harte Hanks Inc (b)	31,418	183,481
Ibotta Inc Class A (b)	36,756	2,688,334
iHeartMedia Inc Class A (b)	642,512	1,471,352
Integral Ad Science Holding Corp (b)	404,380	4,520,968
John Wiley & Sons Inc Class A	226,979	11,843,764
John Wiley & Sons Inc Class B	7,533	390,737
Lee Enterprises Inc (b)(c)	22,747	371,231
Lendway Inc (b)	4,057	17,729
Liberty Broadband Corp Class A (b)	42,047	3,560,119
Liberty Broadband Corp Class C (b)	660,168	56,206,704
LQR House Inc (b)(c)	31,482	35,575
Magnite Inc (b)	698,027	11,719,873
Marchex Inc Class B (b)	204,047	369,325
Mediaco Holding Inc Class A (b)(c)	19,029	24,357
National CineMedia Inc (b)	531,838	3,696,274
New York Times Co/The Class A	899,204	48,790,809
Nexstar Media Group Inc	166,826	28,458,847
PubMatic Inc Class A (b)	230,124	3,670,478
Saga Communications Inc Class A	27,643	349,684
Scholastic Corp	139,188	3,671,779
Sinclair Inc Class A	210,949	3,864,586
Sirius XM Holdings Inc (c)	1,222,471	32,945,593
SPAR Group Inc (b)	81,953	182,755
Stagwell Inc Class A (b)	568,955	4,471,986
Stran & Co Inc (b)	51,894	59,678
TechTarget Inc (b)	143,284	4,600,849
TEGNA Inc	912,865	17,134,476
Thryv Holdings Inc (b)	188,443	2,981,168
Townsquare Media Inc Class A	66,179	668,408
Trade Desk Inc (The) Class A (b)	2,482,453	319,119,334
Treasure Global Inc (b)(c)	644	190
Urban One Inc Class A (b)(c)	52,968	87,398
Urban One Inc Class D (b)	64,323	65,609
WideOpenWest Inc (b)	261,353	1,387,784
		617,174,227
Wireless Telecommunication Services - 0.0%
Gogo Inc (b)(c)	333,414	2,677,314
Kore Group Holdings Inc (b)(c)	42,288	67,661
NII Holdings Inc (b)(d)	487,940	5
Spok Holdings Inc	116,293	1,908,368
SurgePays Inc (b)(c)	79,726	157,857
Telephone and Data Systems Inc	537,138	18,359,378
United States Cellular Corp (b)	79,872	5,068,677
		28,239,260
TOTAL COMMUNICATION SERVICES		1,752,226,588

Consumer Discretionary - 10.9%
Automobile Components - 0.6%
Adient PLC (b)	483,641	9,300,416
American Axle & Manufacturing Holdings Inc (b)	649,947	4,296,150
Cooper-Standard Holdings Inc (b)	94,999	1,466,785
Dana Inc	715,631	7,156,310
Dorman Products Inc (b)	150,614	21,082,948
Fox Factory Holding Corp (b)	231,328	7,513,533
Gentex Corp	1,276,218	39,001,222
Gentherm Inc (b)	173,236	7,293,236
Goodyear Tire & Rubber Co/The (b)	1,573,546	16,899,884
Holley Inc Class A (b)	317,403	901,425
LCI Industries	141,230	17,061,996
Lear Corp	312,604	30,585,175
Luminar Technologies Inc Class A (b)(c)	148,952	1,322,694
Modine Manufacturing Co (b)	290,642	39,466,277
Motorcar Parts of America Inc (b)	109,610	799,057
Patrick Industries Inc	124,281	16,702,124
Phinia Inc	242,299	13,588,128
QuantumScape Corp Class A (b)(c)	2,069,243	10,822,141
Solid Power Inc (b)(c)	810,254	939,895
Standard Motor Products Inc	113,900	3,745,032
Stoneridge Inc (b)	142,943	980,589
Strattec Security Corp (b)	21,276	883,167
Superior Industries International Inc (b)	120,561	285,730
Sypris Solutions Inc (b)(c)	76,020	118,590
Visteon Corp (b)	153,339	14,317,262
Worksport Ltd (b)(c)	150,174	90,434
XPEL Inc (b)(f)	125,752	5,470,212
		272,090,412
Automobiles - 0.3%
AYRO Inc (b)(c)	31,161	23,760
Canoo Inc Class A (b)(c)	440,262	168,576
Cenntro Inc (c)	130,132	169,172
ECD Automotive Design Inc (b)(c)	29,770	28,487
Envirotech Vehicles Inc (b)(c)	76,474	117,770
Faraday Future Intelligent Electric Inc Class A (b)(c)	69,404	76,344
Harley-Davidson Inc	657,961	22,127,228
Lucid Group Inc Class A (b)(c)	6,259,650	13,646,037
Mullen Automotive Inc (b)(c)	2,233	6,007
Phoenix Motor Inc (b)(c)	82,815	28,066
Rivian Automotive Inc Class A (b)(c)	3,996,576	48,878,125
Thor Industries Inc	295,336	32,959,498
Volcon Inc (b)(c)	3,293	14,522
Winnebago Industries Inc	160,223	9,379,454
Workhorse Group Inc (b)(c)	108,119	116,769
		127,739,815
Broadline Retail - 0.3%
1stdibs.Com Inc (b)	186,876	726,948
ContextLogic Inc Class A (b)(c)	131,402	939,524
Dillard's Inc Class A	16,946	7,509,112
Etsy Inc (b)	637,007	34,946,204
Groupon Inc (b)(c)	136,295	1,278,447
Kohl's Corp	617,037	9,237,044
Macy's Inc	1,530,260	24,851,422
Nordstrom Inc	536,937	12,193,839
Ollie's Bargain Outlet Holdings Inc (b)	338,437	33,488,341
Qurate Retail Inc Class A (b)	2,009,120	939,063
Qurate Retail Inc Class B (b)	7,901	24,019
Savers Value Village Inc (b)(c)	152,900	1,429,615
		127,563,578
Distributors - 0.0%
A-Mark Precious Metals Inc	98,666	2,989,580
AMCON Distributing Co	898	120,395
Cheetah Net Supply Chain Service Inc Class A (b)(c)	9,549	18,525
Educational Development Corp (b)(c)	34,543	63,905
Kaival Brands Innovations Group Inc (b)(c)	10,872	7,849
Weyco Group Inc	40,912	1,460,968
		4,661,222
Diversified Consumer Services - 1.0%
ADT Inc	1,984,344	15,120,701
Adtalem Global Education Inc (b)	209,156	19,118,950
Allurion Technologies Inc (b)(c)	293,974	111,710
American Public Education Inc (b)	100,260	2,067,361
Amesite Inc (b)(c)	10,529	25,375
Beachbody Co Inc/The Class A (b)(c)	16,347	104,948
Bright Horizons Family Solutions Inc (b)	322,148	37,249,973
Carriage Services Inc	71,882	2,914,815
Chegg Inc (b)	579,186	1,222,082
Coursera Inc (b)	676,470	5,377,937
Duolingo Inc Class A (b)	207,611	72,304,684
European Wax Center Inc Class A (b)	195,195	1,173,122
Frontdoor Inc (b)	423,876	24,839,134
Graham Holdings Co Class B	18,945	17,640,068
Grand Canyon Education Inc (b)	160,574	26,428,875
H&R Block Inc	774,044	45,885,328
Laureate Education Inc	751,365	14,275,935
Lincoln Educational Services Corp (b)	157,840	2,593,311
Mister Car Wash Inc (b)	519,609	4,156,872
Nerdy Inc Class A (b)	447,787	707,503
Perdoceo Education Corp	342,269	9,395,284
Regis Corp (b)	11,881	297,144
Service Corp International/US	807,422	71,529,516
Strategic Education Inc	134,598	13,299,628
Stride Inc (b)	236,344	25,258,083
Udemy Inc (b)	508,699	4,049,244
Universal Technical Institute Inc (b)	239,604	6,198,555
Wag! Group Co (b)	75,854	16,202
WW International Inc (b)(c)	447,075	599,081
XWELL Inc (b)(c)	29,243	39,478
		424,000,899
Hotels, Restaurants & Leisure - 3.2%
Accel Entertainment Inc Class A (b)	306,843	3,547,105
Allied Gaming & Entertainment Inc (b)	120,495	120,495
Aramark	1,461,070	59,450,938
Ark Restaurants Corp	11,247	109,996
Biglari Holdings Inc Class A (b)(c)	391	400,853
Biglari Holdings Inc Class B (b)	3,508	738,189
BJ's Restaurants Inc (b)	128,854	4,953,148
Bloomin' Brands Inc	421,048	5,869,409
Bowlero Corp Class A (c)	151,951	1,870,517
Boyd Gaming Corp	381,841	28,198,958
Brinker International Inc (b)	247,029	32,674,526
BT Brands Inc (b)(c)	15,934	24,698
Canterbury Park Holding Corp	14,000	280,980
Cava Group Inc (b)	447,598	63,066,558
Century Casinos Inc (b)	150,726	663,194
Cheesecake Factory Inc/The (c)	260,397	13,186,504
Choice Hotels International Inc (c)	125,078	18,916,797
Churchill Downs Inc	406,783	57,807,932
Cracker Barrel Old Country Store Inc (c)	123,845	6,880,828
Dave & Buster's Entertainment Inc (b)(c)	176,140	6,925,825
Denny's Corp (b)	279,710	1,834,898
Dine Brands Global Inc	85,808	3,082,223
DoorDash Inc Class A (b)	1,834,144	331,026,309
DraftKings Inc Class A (b)	2,692,555	117,530,026
Dutch Bros Inc Class A (b)	627,800	33,731,694
El Pollo Loco Holdings Inc (b)	135,013	1,717,365
Empire Resorts Inc (d)	10,999	0
Everi Holdings Inc (b)	471,005	6,344,437
Fat Brands Inc Class A	9,840	54,612
Fat Brands Inc Class B	22,896	101,200
First Watch Restaurant Group Inc (b)	226,530	4,324,458
Flanigan's Enterprises Inc	3,701	90,675
Full House Resorts Inc (b)	182,491	861,358
GAN Ltd (b)	231,513	423,669
GEN Restaurant Group Inc Class A (b)	24,569	208,345
Global Business Travel Group I Class A (b)(c)	469,583	4,409,384
Golden Entertainment Inc	116,618	3,934,691
Good Times Restaurants Inc (b)	47,912	130,321
Hall of Fame Resort & Entertainment Co (b)(c)	19,317	19,317
Hilton Grand Vacations Inc (b)	354,555	15,029,586
Hyatt Hotels Corp Class A	249,574	39,417,718
Inspirato Inc Class A (b)(c)	18,130	65,268
Inspired Entertainment Inc (b)	137,687	1,324,549
Jack in the Box Inc	107,027	5,228,269
Krispy Kreme Inc	470,058	5,180,039
Kura Sushi USA Inc Class A (b)	30,267	3,236,148
Life Time Group Holdings Inc (b)	399,027	9,684,385
Light & Wonder Inc Class A (b)	491,785	46,739,246
Lindblad Expeditions Holdings Inc (b)	204,855	2,716,377
Lottery.com Inc (b)(c)	18,749	6,824
Marriott Vacations Worldwide Corp	179,048	17,770,514
Monarch Casino & Resort Inc	70,397	5,914,052
Mondee Holdings Inc Class A (b)(c)	131,717	93,545
Nathan's Famous Inc	15,600	1,365,000
Noodles & Co Class A (b)	171,530	116,658
ONE Group Hospitality Inc/The (b)	137,159	484,171
Papa John's International Inc (c)	179,877	8,963,271
Penn Entertainment Inc (b)	829,412	17,907,005
Pinstripes Holdings Inc Class A (b)(c)	126,547	101,238
Planet Fitness Inc Class A (b)	467,234	46,513,145
Playa Hotels & Resorts NV (b)	534,838	5,236,064
PlayAGS Inc (b)	220,371	2,560,711
Portillo's Inc Class A (b)(c)	314,917	3,637,291
Potbelly Corp (b)	141,297	1,469,489
Rave Restaurant Group Inc (b)	69,983	210,649
Rci Hospitality Holdings Inc	45,103	2,366,103
Red Robin Gourmet Burgers Inc (b)	82,899	446,826
Red Rock Resorts Inc Class A	274,306	13,739,988
Rush Street Interactive Inc Class A (b)	432,880	6,242,130
Sabre Corp (b)	2,136,156	8,352,370
Serve Robotics Inc (c)	60,197	523,714
Shake Shack Inc Class A (b)	221,159	29,575,593
Sharplink Gaming Inc (c)	16,097	9,938
Six Flags Entertainment Corp	516,261	23,846,096
Sonder Holdings Inc (b)(c)	55,740	207,910
Sweetgreen Inc Class A (b)	560,732	22,978,797
Target Hospitality Corp (b)	188,802	1,561,393
Texas Roadhouse Inc	370,282	76,007,786
Travel + Leisure Co	387,427	21,645,546
United Parks & Resorts Inc (b)(c)	166,079	9,738,873
Vacasa Inc Class A (b)(c)	44,000	171,600
Vail Resorts Inc	208,857	37,435,529
Wendy's Co/The	948,118	17,407,446
Wingstop Inc	161,778	53,187,753
Wyndham Hotels & Resorts Inc	437,852	42,988,309
Xponential Fitness Inc Class A (b)	131,508	2,004,182
Yoshiharu Global Co Class A (b)(c)	2,868	9,522
		1,426,931,048
Household Durables - 1.4%
Algorhythm Holdings Inc (b)(c)	7,767	1,669
Aterian Inc (b)(c)	30,701	83,814
Bassett Furniture Industries Inc	45,007	685,457
Beazer Homes USA Inc (b)	156,087	5,455,241
Cavco Industries Inc (b)	45,687	23,505,962
Century Communities Inc	152,316	13,763,274
Champion Homes Inc (b)	293,109	30,404,197
Cricut Inc Class A	272,360	1,413,548
Dream Finders Homes Inc Class A (b)(c)	154,180	5,129,569
Emerson Radio Corp (b)	11,866	4,817
Ethan Allen Interiors Inc	127,320	3,912,544
Flexsteel Industries Inc	20,078	1,185,204
Gopro Inc Class A (b)	709,025	872,101
Green Brick Partners Inc (b)	170,230	12,164,636
Hamilton Beach Brands Holding Co Class A	33,622	651,258
Helen of Troy Ltd (b)	126,286	9,260,552
Hooker Furnishings Corp	59,200	1,108,816
Hovnanian Enterprises Inc Class A (b)	26,429	5,196,206
Installed Building Products Inc	129,186	29,550,006
iRobot Corp (b)(c)	168,938	1,285,618
KB Home	400,600	33,145,644
Koss Corp (b)(c)	30,091	217,859
La-Z-Boy Inc	231,614	10,485,166
Landsea Homes Corp Class A (b)	100,222	1,145,537
Legacy Housing Corp (b)	63,162	1,652,950
Leggett & Platt Inc	741,250	9,332,338
LGI Homes Inc (b)	114,132	12,496,313
Lifetime Brands Inc	74,771	440,401
Live Ventures Inc (b)	6,301	65,151
Lovesac Co/The (b)	83,114	3,135,060
M/I Homes Inc (b)	152,151	25,109,480
Meritage Homes Corp	201,480	38,496,784
Newell Brands Inc	2,305,282	22,107,654
Nova Lifestyle Inc (b)(c)	8,776	4,599
Purple Innovation Inc Class A (b)	322,964	309,852
Smith Douglas Homes Corp Class A (b)(c)	49,295	1,661,242
Sonos Inc (b)	670,019	9,118,959
Star Equity Holdings Inc (b)	9,812	29,141
Taylor Morrison Home Corp (b)	576,270	42,569,065
Tempur Sealy International Inc	961,150	53,805,177
Toll Brothers Inc	569,804	94,114,527
TopBuild Corp (b)	166,224	64,933,743
Traeger Inc (b)	357,693	1,148,195
Tri Pointe Homes Inc (b)	517,268	22,516,676
United Homes Group Inc Class A (b)(c)	11,761	75,035
Universal Electronics Inc (b)	58,602	678,611
Vizio Holding Corp Class A (b)(c)	559,452	6,372,158
VOXX International Corp Class A (b)(c)	43,293	338,118
Whirlpool Corp	304,320	33,907,334
Worthington Enterprises Inc	170,387	6,972,236
Yunhong Green CTI Ltd (b)	41,114	27,669
		642,047,163
Leisure Products - 0.4%
Acushnet Holdings Corp	154,116	11,267,421
American Outdoor Brands Inc (b)	72,811	714,276
AMMO Inc (b)	499,487	619,364
Brunswick Corp/DE	367,567	29,592,819
Clarus Corp	167,654	761,149
Escalade Inc	46,690	700,350
Funko Inc Class A (b)(c)	201,790	2,371,033
Interactive Strength Inc (b)(c)	157	515
JAKKS Pacific Inc (b)	49,193	1,432,992
Johnson Outdoors Inc Class A	30,530	1,027,640
Latham Group Inc (b)	220,366	1,461,027
Malibu Boats Inc Class A (b)	112,776	4,888,840
Marine Products Corp	71,972	711,803
MasterCraft Boat Holdings Inc (b)	70,505	1,494,706
Mattel Inc (b)	1,884,548	35,844,103
Peloton Interactive Inc Class A (b)(c)	1,952,951	20,193,513
Polaris Inc	291,282	20,098,458
Revelyst Inc	323,441	6,113,035
Sacks Parente Golf Inc (b)(c)	3,451	5,625
Smith & Wesson Brands Inc	252,403	3,427,633
Solo Brands Inc Class A (b)(c)	160,127	198,557
SRM Entertainment Inc (b)(c)	19,193	12,285
Sturm Ruger & Co Inc	91,926	3,501,461
Topgolf Callaway Brands Corp (b)	785,214	6,611,502
Twin Vee PowerCats Co (b)(c)	33,426	13,858
YETI Holdings Inc (b)	468,427	18,910,398
		171,974,363
Specialty Retail - 3.0%
1-800-Flowers.com Inc Class A (b)(c)	144,677	1,176,224
Abercrombie & Fitch Co Class A (b)	282,558	42,296,107
Academy Sports & Outdoors Inc	401,549	19,776,288
Advance Auto Parts Inc (c)	330,204	13,653,935
aka Brands Holding Corp (b)(c)	3,698	82,249
America's Car-Mart Inc/TX (b)	33,560	1,549,130
American Eagle Outfitters Inc	989,013	19,028,610
Arhaus Inc Class A (c)	297,268	2,951,871
Arko Corp	387,777	2,776,483
Asbury Automotive Group Inc (b)	109,026	28,328,226
AutoNation Inc (b)	145,428	26,015,615
BARK Inc (b)(c)	680,525	1,469,934
Barnes & Noble Education Inc (b)(c)	83,746	916,181
Bath & Body Works Inc	1,234,055	44,722,153
Beyond Inc (b)(c)	226,010	1,421,603
Big 5 Sporting Goods Corp	123,346	218,322
Boot Barn Holdings Inc (b)	169,486	23,243,310
Brilliant Earth Group Inc Class A (b)	72,260	136,571
Buckle Inc/The	166,856	8,691,529
Build-A-Bear Workshop Inc	68,696	2,609,761
Burlington Stores Inc (b)	350,264	98,732,417
Caleres Inc	196,157	6,094,598
Camping World Holdings Inc Class A	329,274	8,047,457
Carparts Com Inc (b)	288,229	277,737
Carvana Co Class A (b)	631,560	164,470,856
Cato Corp/The Class A	90,352	288,223
Chewy Inc Class A (b)	780,616	26,080,381
Children's Place Inc/The (b)(c)	71,139	1,132,533
Citi Trends Inc (b)(c)	42,191	841,710
Container Store Group Inc/The (b)(c)	11,064	38,724
Designer Brands Inc Class A	235,802	1,169,578
Destination XL Group Inc (b)(c)	292,367	704,604
Dick's Sporting Goods Inc	321,522	66,632,219
Digital Brands Group Inc (b)	10,623	1,170
Duluth Holdings Inc Class B (b)	75,074	287,533
Envela Corp (b)	38,826	260,134
EVgo Inc Class A (b)(c)	550,152	3,581,490
Five Below Inc (b)	304,922	28,266,269
Floor & Decor Holdings Inc Class A (b)	594,662	66,727,024
Foot Locker Inc (b)	456,618	11,483,943
GameStop Corp Class A (b)(c)	2,150,128	62,461,218
Gap Inc/The	1,223,667	29,673,925
Genesco Inc (b)	58,832	1,976,167
Group 1 Automotive Inc	72,623	30,922,873
Grove Collaborative Holdings Class A (b)(c)	99,014	153,472
GrowGeneration Corp (b)(c)	313,404	608,004
Guess? Inc	161,107	2,651,821
Haverty Furniture Cos Inc	78,237	1,847,176
Haverty Furniture Cos Inc Class A	1,298	30,191
J Jill Inc	40,923	1,129,475
Kidpik Corp (b)(c)	2,165	4,936
Kirklands Inc (b)(c)	69,016	123,539
Lands' End Inc (b)	67,495	1,076,545
Lazydays Holdings Inc (b)(c)	67,688	72,426
Leslie's Inc (b)(c)	1,032,453	2,374,642
Lithia Motors Inc Class A	148,359	57,400,097
Lulu's Fashion Lounge Holdings Inc (b)(c)	93,565	115,085
MarineMax Inc (b)	108,635	3,728,353
Monro Inc	166,943	4,694,437
Murphy USA Inc	103,399	56,641,972
National Vision Holdings Inc (b)	439,004	5,311,948
Nxu Inc (b)(c)	65,438	17,923
ODP Corp/The (b)	181,759	4,667,571
OneWater Marine Inc Class A (b)(c)	68,711	1,524,697
Penske Automotive Group Inc	102,168	17,015,059
Petco Health & Wellness Co Inc Class A (b)	482,205	2,059,015
PetMed Express Inc (b)(c)	112,931	522,871
RealReal Inc/The (b)(c)	519,417	3,054,172
Rent the Runway Inc Class A (b)(c)	12,220	143,341
Revolve Group Inc Class A (b)(c)	211,411	7,627,709
RH (b)	82,937	31,942,356
RumbleON Inc Class B (b)	124,707	851,749
RumbleON Inc Class B rights (b)	124,707	22,373
Sally Beauty Holdings Inc (b)	569,981	7,939,835
Shoe Carnival Inc	98,527	3,326,272
Signet Jewelers Ltd	247,772	24,826,754
Sleep Number Corp (b)	125,432	1,881,480
Sonic Automotive Inc Class A	80,561	5,569,988
Sportsman's Warehouse Holdings Inc (b)	209,328	447,962
Stitch Fix Inc Class A (b)	556,901	2,650,849
Tandy Leather Factory Inc (b)	24,008	97,953
ThredUp Inc Class A (b)(c)	479,147	828,924
Tile Shop Holdings Inc (b)	135,348	897,357
Tilly's Inc Class A (b)	127,131	568,276
Torrid Holdings Inc (b)	64,762	277,829
Upbound Group Inc	270,583	9,305,349
Urban Outfitters Inc (b)	315,363	15,367,639
Valvoline Inc (b)	711,082	28,237,066
Victoria's Secret & Co (b)	432,644	16,803,893
Warby Parker Inc Class A (b)	491,836	11,085,983
Wayfair Inc Class A (b)(c)	537,686	24,862,601
Williams-Sonoma Inc	713,271	122,696,878
Winmark Corp	16,033	6,604,394
Xcel Brands Inc (b)	53,675	37,197
Zumiez Inc (b)	92,292	2,036,884
		1,344,981,203
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds Inc Class A (b)(c)	30,078	240,323
Capri Holdings Ltd (b)	651,565	15,253,137
Carter's Inc	201,624	11,002,622
Charles & Colvard Ltd (b)	8,058	9,951
Columbia Sportswear Co	181,702	15,851,682
Crocs Inc (b)	329,616	34,807,450
Crown Crafts Inc	54,901	252,545
Culp Inc (b)	59,463	312,181
Figs Inc Class A (b)(c)	722,347	3,748,981
Forward Industries Inc (b)(c)	2,460	9,741
Fossil Group Inc (b)	273,586	399,436
G-III Apparel Group Ltd (b)	219,168	6,493,948
Hanesbrands Inc (b)	1,942,014	16,895,522
Kontoor Brands Inc	278,245	25,537,326
Lakeland Industries Inc	38,595	873,791
Levi Strauss & Co Class A	548,158	9,570,839
MGO Global Inc (b)(c)	4,271	9,994
Movado Group Inc	86,469	1,759,644
Oxford Industries Inc	82,232	6,839,235
PLBY Group Inc (b)(c)	289,238	399,148
PVH Corp	310,072	33,602,503
Rocky Brands Inc	42,409	920,275
Skechers USA Inc Class A (b)	735,621	46,947,332
Steven Madden Ltd	404,350	18,430,273
Superior Group of Cos Inc	65,395	1,107,137
Under Armour Inc Class A (b)	1,022,079	9,924,387
Under Armour Inc Class C (b)	740,469	6,493,913
Unifi Inc (b)	87,210	484,888
Vera Bradley Inc (b)(c)	120,942	707,511
VF Corp	1,828,800	36,996,624
Vince Holding Corp (b)(c)	20,443	34,753
Wolverine World Wide Inc	441,903	10,247,731
		316,164,823
TOTAL CONSUMER DISCRETIONARY		4,858,154,526

Consumer Staples - 2.8%
Beverages - 0.2%
Boston Beer Co Inc/The Class A (b)	49,004	15,497,025
Celsius Holdings Inc (b)(c)	863,399	24,563,702
Coca-Cola Consolidated Inc	32,707	42,659,413
Duckhorn Portfolio Inc/The (b)	279,763	3,077,393
Eastside Distilling Inc (b)	5,006	3,253
Fresh Vine Wine Inc (b)(c)	62,687	43,104
MGP Ingredients Inc	78,034	3,611,414
National Beverage Corp	128,616	6,352,344
Splash Beverage Group Inc (b)(c)	236,456	45,991
Vita Coco Co Inc/The (b)	217,580	7,732,793
Willamette Valley Vineyards Inc (b)	19,911	67,100
Zevia PBC Class A (b)	300,621	634,310
		104,287,842
Consumer Staples Distribution & Retail - 1.3%
Albertsons Cos Inc	2,232,560	44,316,316
Andersons Inc/The	176,557	8,428,831
BJ's Wholesale Club Holdings Inc (b)	735,608	70,839,050
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	1
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	0
Blue Apron Holdings Inc warrants 11/4/2028 (b)(d)	89,331	1
Casey's General Stores Inc	205,708	86,580,440
Chefs' Warehouse Inc/The (b)	192,212	8,593,799
Grocery Outlet Holding Corp (b)	542,247	11,387,187
HF Foods Group Inc (b)	222,291	839,149
Ingles Markets Inc Class A	80,513	5,949,911
Maison Solutions Inc (b)(c)	13,418	12,734
Mangoceuticals Inc (b)(c)	6,560	16,400
Maplebear Inc (b)	908,420	39,670,701
Natural Grocers by Vitamin Cottage Inc	58,528	2,753,742
Performance Food Group Co (b)	864,014	76,240,595
PriceSmart Inc	139,063	12,479,514
Reborn Coffee Inc (b)(c)	11,761	13,055
SpartanNash Co	186,806	3,545,578
Sprouts Farmers Market Inc (b)	555,389	85,796,493
United Natural Foods Inc (b)	330,804	8,213,863
US Foods Holding Corp (b)	1,355,989	94,607,353
Village Super Market Inc Class A	36,101	1,168,589
Weis Markets Inc	91,782	6,684,483
		568,137,785
Food Products - 0.8%
Alico Inc	31,025	831,470
Arcadia Biosciences Inc (b)(c)	7,527	21,753
B&G Foods Inc (c)	443,375	2,961,745
Barfresh Food Group Inc (b)	46,635	143,169
Benson Hill Inc Class A (b)(c)	21,196	80,969
Better Choice Co Inc (b)(c)	7,780	15,404
Beyond Meat Inc (b)(c)	361,746	1,801,495
Blue Star Foods Corp (b)(c)	12,387	3,925
BranchOut Food Inc (b)(c)	23,508	40,434
BRC Inc Class A (b)	234,805	737,288
Bridgford Foods Corp (b)	10,163	92,178
Cal-Maine Foods Inc	225,902	22,050,294
Calavo Growers Inc	94,369	2,614,965
CIMG Inc (b)(c)	7,859	6,706
Coffee Holding Co Inc (b)	29,062	118,282
Darling Ingredients Inc (b)	881,538	35,728,735
Edible Garden AG Inc (b)(c)	15,158	2,531
Farmer Bros Co (b)	116,565	248,283
Flowers Foods Inc	1,086,361	24,573,486
Fresh Del Monte Produce Inc	186,839	6,305,816
Freshpet Inc (b)	269,092	41,184,531
Hain Celestial Group Inc (b)	495,539	4,098,108
Ingredion Inc	360,427	53,105,315
J & J Snack Foods Corp	85,964	14,939,684
John B Sanfilippo & Son Inc	50,389	4,351,090
Laird Superfood Inc (b)	45,490	412,139
Lancaster Colony Corp	106,649	19,819,650
Lifeway Foods Inc (b)	29,304	716,483
Limoneira Co	87,919	2,444,148
Local Bounti Corp (b)(c)	23,161	40,532
Mama's Creations Inc (b)	185,791	1,815,178
Mission Produce Inc (b)	238,352	3,170,082
Pilgrim's Pride Corp (b)	224,101	11,565,853
Post Holdings Inc (b)	262,069	31,574,073
Real Good Food Co Inc/The Class A (b)	102,547	26,713
Rocky Mountain Chocolate Factory Inc (b)	28,691	78,613
S&W Seed Co (b)(c)	6,139	43,280
Sadot Group Inc (b)	21,929	115,127
Seaboard Corp	1,354	3,539,329
Seneca Foods Corp Class A (b)	26,873	1,937,543
Seneca Foods Corp Class B (b)	16	1,143
Simply Good Foods Co/The (b)	505,488	20,113,368
SOW GOOD INC (b)(c)	7,635	27,410
Stryve Foods Inc Class A (b)(c)	9,857	9,101
Tootsie Roll Industries Inc Class A	92,982	3,077,704
TreeHouse Foods Inc (b)	260,207	8,935,508
Utz Brands Inc Class A	399,309	6,951,970
Vital Farms Inc (b)	166,469	5,526,771
Westrock Coffee Co (b)(c)	187,531	1,505,874
WK Kellogg Co	367,426	7,642,461
		347,147,709
Household Products - 0.2%
Central Garden & Pet Co (b)(c)	48,751	1,937,852
Central Garden & Pet Co Class A	293,131	9,904,897
Energizer Holdings Inc	361,895	13,791,818
Oil-Dri Corp of America	29,190	2,017,613
Reynolds Consumer Products Inc	302,967	8,389,156
Spectrum Brands Holdings Inc	155,268	14,276,893
WD-40 Co	74,222	20,566,174
		70,884,403
Personal Care Products - 0.3%
AXIL Brands Inc (b)(c)	17,616	74,692
Beauty Health Co/The Class A (b)	452,905	670,299
BellRing Brands Inc (b)	715,502	56,138,287
Coty Inc Class A (b)	2,014,441	14,886,719
Edgewell Personal Care Co	273,248	9,995,412
Elevai Labs Inc (b)	225	460
elf Beauty Inc (b)(c)	312,696	40,500,386
FitLife Brands Inc (b)	10,892	367,387
Herbalife Ltd (b)(c)	557,371	4,330,773
Honest Co Inc/The (b)	396,000	3,282,840
Interparfums Inc	99,425	13,686,846
Lifevantage Corp	59,123	863,787
Mannatech Inc (b)	5,001	42,959
Medifast Inc	58,872	1,158,012
Natural Alternatives International Inc (b)	25,295	117,875
Nature's Sunshine Products Inc (b)	68,417	1,111,092
Nu Skin Enterprises Inc Class A	277,042	2,022,407
Olaplex Holdings Inc (b)	671,215	1,295,445
Safety Shot Inc (b)(c)	220,999	203,186
United-Guardian Inc	17,150	168,756
Upexi Inc (b)(c)	3,617	17,289
USANA Health Sciences Inc (b)	61,225	2,358,999
Veru Inc (b)	734,548	519,840
		153,813,748
Tobacco - 0.0%
22nd Century Group Inc (b)(c)	41,511	4,126
Ispire Technology Inc (b)(c)	108,419	665,693
Turning Point Brands Inc	98,906	6,122,281
Universal Corp/VA	137,937	7,878,962
		14,671,062
TOTAL CONSUMER STAPLES		1,258,942,549

Energy - 3.8%
Energy Equipment & Services - 0.9%
Archrock Inc	934,349	23,938,021
Atlas Energy Solutions Inc (c)	336,581	7,933,214
Bristow Group Inc (b)	133,994	5,121,251
Cactus Inc Class A	369,023	25,337,119
ChampionX Corp	1,053,258	32,598,335
Core Laboratories Inc (c)	259,184	5,274,394
Dawson Geophysical Co	33,659	50,152
DMC Global Inc (b)	97,285	783,144
Drilling Tools International Corp (b)	34,545	122,289
Energy Services of America Corp	63,393	1,019,993
ENGlobal Corp (b)	14,919	19,991
Expro Group Holdings NV (b)	603,919	8,388,435
Forum Energy Technologies Inc (b)	58,410	890,753
Geospace Technologies Corp (b)(c)	67,411	723,994
Gulf Island Fabrication Inc (b)	69,246	478,490
Helix Energy Solutions Group Inc (b)	788,756	8,431,802
Helmerich & Payne Inc	548,195	18,983,993
Innovex International Inc (b)	188,491	3,066,749
KLX Energy Services Holdings Inc (b)(c)	77,375	466,571
Kodiak Gas Services Inc	179,644	7,264,803
Liberty Energy Inc Class A	918,289	16,896,518
Mammoth Energy Services Inc (b)	131,661	458,180
MIND Technology Inc (b)	7,653	29,847
Nabors Industries Ltd (b)	49,655	3,646,167
Natural Gas Services Group Inc (b)	54,344	1,508,589
NCS Multistage Holdings Inc (b)	4,021	84,200
Newpark Resources Inc (b)	478,963	4,004,131
Nine Energy Service Inc (b)(c)	110,623	193,590
Noble Corp PLC	756,304	25,313,495
NOV Inc	2,181,973	34,955,207
Oceaneering International Inc (b)	561,349	16,829,243
Oil States International Inc (b)	323,913	1,781,522
Patterson-UTI Energy Inc	1,972,753	16,571,125
Profire Energy Inc (b)	197,125	496,755
ProFrac Holding Corp Class A (b)(c)	125,775	1,140,779
ProPetro Holding Corp (b)	438,327	3,681,947
Ranger Energy Services Inc Class A	86,600	1,428,900
RPC Inc	466,593	3,004,859
SEACOR Marine Holdings Inc (b)	136,878	940,352
Select Water Solutions Inc Class A	521,730	7,705,952
Smart Sand Inc	167,711	400,829
Solaris Energy Infrastructure Inc Class A	156,325	3,853,411
TETRA Technologies Inc (b)	648,365	2,496,205
Tidewater Inc (b)	266,908	13,804,482
Transocean Ltd (b)(c)	4,305,462	18,944,033
Valaris Ltd (b)	368,726	17,031,454
Weatherford International PLC	405,316	33,357,507
		381,452,772
Oil, Gas & Consumable Fuels - 2.9%
Adams Resources & Energy Inc	14,268	531,055
Aemetis Inc (b)(c)	243,940	997,715
American Carbon Corp (d)	73,031	1
American Resources Corp (b)(c)	294,711	350,706
Amplify Energy Corp (b)	207,227	1,390,493
Antero Midstream Corp	1,866,492	29,807,877
Antero Resources Corp (b)	1,620,482	52,973,557
Barnwell Industries Inc (b)	26,604	48,685
Battalion Oil Corp (b)	20,993	72,636
Berry Corp	437,890	1,786,591
California Resources Corp	385,513	22,806,949
Calumet Inc (c)	381,953	8,609,221
Centrus Energy Corp Class A (b)(c)	78,861	7,176,351
Cheniere Energy Inc	1,254,439	281,006,881
Chord Energy Corp	344,208	43,893,404
Civitas Resources Inc	497,613	25,816,162
Clean Energy Fuels Corp (b)	976,303	3,007,013
Clean Energy Technologies Inc (b)	91,888	61,859
CNX Resources Corp (b)	839,522	34,017,431
Comstock Inc (b)	896,929	329,173
Comstock Resources Inc	500,830	7,797,923
CONSOL Energy Inc	148,339	19,387,907
Crescent Energy Co Class A	851,218	12,657,612
CVR Energy Inc (c)	188,489	3,647,262
Delek US Holdings Inc	353,941	6,742,576
Dorian LPG Ltd	200,578	4,908,144
DT Midstream Inc	537,098	56,996,841
Empire Petroleum Corp (b)(c)	148,464	939,777
Epsilon Energy Ltd	126,899	738,552
Evolution Petroleum Corp	170,549	999,417
Excelerate Energy Inc Class A	95,664	2,962,714
Expand Energy Corp	1,145,235	113,332,457
EzFill Holdings Inc (b)(c)	4,523	11,217
FutureFuel Corp	149,348	778,103
Gevo Inc (b)(c)	1,230,700	2,030,655
Granite Ridge Resources Inc	300,954	1,941,153
Green Plains Inc (b)	356,320	3,848,256
Gulfport Energy Corp (b)	70,218	12,344,324
Hallador Energy Co (b)	181,626	2,215,837
HF Sinclair Corp	899,395	36,812,237
HighPeak Energy Inc Class A	138,379	2,085,372
Houston American Energy Corp (b)(c)	50,128	69,678
International Seaways Inc	226,103	8,818,017
Kinetik Holdings Inc Class A	208,577	12,310,215
Lightbridge Corp (b)(c)	82,632	540,413
Magnolia Oil & Gas Corp Class A	1,044,546	28,975,706
Matador Resources Co	643,948	38,643,319
Mexco Energy Corp	4,583	54,125
Murphy Oil Corp	786,895	25,550,481
NACCO Industries Inc Class A	20,496	660,176
New Fortress Energy Inc Class A	580,375	6,192,601
NextDecade Corp (b)(c)	762,129	5,517,814
Northern Oil & Gas Inc	554,289	24,106,029
OPAL Fuels Inc Class A (b)(c)	129,218	502,012
Ovintiv Inc	1,464,580	66,521,225
Par Pacific Holdings Inc (b)	310,200	5,406,786
PBF Energy Inc Class A	549,747	17,311,533
Peabody Energy Corp	696,501	16,611,549
PEDEVCO Corp (b)	146,298	122,408
Permian Resources Corp Class A	3,526,931	55,231,740
PHX Minerals Inc Class A	169,469	645,677
PrimeEnergy Resources Corp (b)	3,166	636,524
Range Resources Corp	1,341,395	47,941,457
REX American Resources Corp (b)	85,624	3,708,375
Riley Exploration Permian Inc	51,604	1,811,300
Ring Energy Inc (b)	635,221	971,888
Sable Offshore Corp (b)	255,326	5,995,054
SandRidge Energy Inc	175,771	2,061,794
Sitio Royalties Corp Class A	449,411	10,651,041
SM Energy Co	635,013	28,696,237
Stabilis Solutions Inc (b)(c)	23,047	116,387
Summit Midstream Corp	51,366	1,941,121
Talos Energy Inc (b)	687,488	7,734,240
Trio Petroleum Corp (b)(c)	10,545	12,127
Uranium Energy Corp (b)(c)	2,261,716	18,794,860
US Energy Corp (b)	35,023	64,793
VAALCO Energy Inc	574,625	2,942,080
Verde Clean Fuels Inc Class A (b)(c)	19,220	82,069
Viper Energy Inc Class A	563,285	30,479,351
Vital Energy Inc (b)(c)	149,662	4,913,403
Vitesse Energy Inc	138,002	3,875,096
Vivakor Inc (b)(c)	73,312	112,167
W&T Offshore Inc	532,697	1,033,432
World Kinect Corp	328,246	9,502,722
		1,305,731,118
TOTAL ENERGY		1,687,183,890

Financials - 18.6%
Banks - 6.0%
1895 Bancorp of Wisconsin Inc (b)	31,256	319,436
1st Source Corp	91,917	5,964,494
ACNB Corp	47,961	2,247,452
Affinity Bancshares Inc (b)	28,222	611,571
Amalgamated Financial Corp	116,831	4,162,689
Amerant Bancorp Inc Class A	190,837	4,746,116
Ameris Bancorp	358,722	25,210,982
AmeriServ Financial Inc	80,301	230,464
Ames National Corp	51,371	872,793
Arrow Financial Corp	81,720	2,695,126
Associated Banc-Corp	889,887	23,751,084
Atlantic Union Bankshares Corp	500,226	21,224,589
Auburn National BanCorp Inc	12,305	291,013
Axos Financial Inc (b)	300,327	24,882,092
Banc of California Inc	765,190	13,184,224
BancFirst Corp	110,237	13,920,728
Bancorp Inc/The (b)	271,251	15,849,196
Bank First Corp	49,932	5,336,233
Bank of Hawaii Corp	220,479	17,413,431
Bank of Marin Bancorp	79,311	2,004,982
Bank of the James Financial Group Inc	21,963	338,450
Bank OZK	586,799	29,322,346
Bank7 Corp	23,193	1,105,378
BankFinancial Corp	60,382	807,911
BankUnited Inc	416,083	17,504,612
Bankwell Financial Group Inc	37,028	1,227,478
Banner Corp	191,006	14,247,138
Bar Harbor Bankshares	85,650	3,082,544
BayCom Corp	57,849	1,677,043
Bayfirst Financial Corp	19,628	259,678
BCB Bancorp Inc	83,792	1,111,920
Berkshire Hills Bancorp Inc	236,569	7,210,623
Blue Foundry Bancorp (b)	108,645	1,204,873
Blue Ridge Bankshares Inc (b)	246,716	870,907
Bogota Financial Corp (b)	19,149	155,298
BOK Financial Corp	123,013	14,622,555
Bridgewater Bancshares Inc (b)	108,959	1,623,489
Broadway Financial Corp/DE (b)	26,290	187,974
Brookline Bancorp Inc	488,574	6,151,147
Burke & Herbert Financial Services Corp	71,570	4,958,370
Business First Bancshares Inc	132,444	3,774,654
BV Financial Inc (b)	52,953	895,965
Byline Bancorp Inc	139,402	4,380,011
C&F Financial Corp	17,066	1,228,240
Cadence Bank	1,012,311	38,660,157
California BanCorp (b)	127,897	2,291,914
Camden National Corp	82,139	3,869,568
Capital Bancorp Inc	50,691	1,468,011
Capital City Bank Group Inc	77,247	3,040,442
Capitol Federal Financial Inc	678,109	4,529,768
Carter Bankshares Inc (b)	129,741	2,423,562
Carver Bancorp Inc (b)	22,614	41,836
Catalyst Bancorp Inc (b)	21,345	253,792
Cathay General Bancorp	400,875	20,849,509
CB Financial Services Inc	26,312	841,589
Central Pacific Financial Corp	151,074	4,822,282
Central Plains Bancshares Inc (b)(c)	18,695	271,078
CF Bankshares Inc Class A	21,682	611,866
CFSB Bancorp Inc (b)	12,654	85,668
Chemung Financial Corp	19,349	1,012,533
ChoiceOne Financial Services Inc	45,657	1,711,224
Citizens & Northern Corp	87,120	1,784,218
Citizens Community Bancorp Inc/WI	50,627	820,664
Citizens Financial Services Inc	24,891	1,757,554
City Holding Co	80,928	10,627,465
Civista Bancshares Inc	87,747	2,007,651
CNB Financial Corp/PA	117,986	3,292,989
Coastal Financial Corp/WA Class A (b)	61,124	4,679,042
Colony Bankcorp Inc	87,504	1,542,696
Columbia Banking System Inc	1,165,083	36,129,224
Columbia Financial Inc (b)	145,694	2,656,002
Comerica Inc	737,116	53,256,631
Commerce Bancshares Inc/MO	649,346	47,889,268
Community Financial System Inc	290,858	20,136,099
Community Trust Bancorp Inc	84,751	4,998,614
Community West Bancshares	97,404	2,135,096
Connectone Bancorp Inc	197,263	5,424,733
CrossFirst Bankshares Inc (b)	241,712	4,184,035
Cullen/Frost Bankers Inc	355,008	49,921,225
Customers Bancorp Inc (b)	163,279	9,217,100
CVB Financial Corp	726,941	17,024,958
Dime Community Bancshares Inc	195,363	7,009,624
Eagle Bancorp Inc	166,984	4,902,650
Eagle Bancorp Montana Inc	40,962	712,739
East West Bancorp Inc	768,823	84,324,508
Eastern Bankshares Inc	1,061,762	19,791,244
ECB Bancorp Inc/MD (b)	43,262	648,497
Enterprise Bancorp Inc/MA	53,463	1,977,596
Enterprise Financial Services Corp	207,398	12,566,245
Equity Bancshares Inc Class A	72,864	3,496,743
Esquire Financial Holdings Inc	36,741	2,854,408
ESSA Bancorp Inc	45,900	948,753
Evans Bancorp Inc	30,825	1,368,938
Farmers & Merchants Bancorp Inc/Archbold OH	69,643	2,334,433
Farmers National Banc Corp	213,062	3,334,420
FB Financial Corp	191,961	10,836,198
Fidelity D&D Bancorp Inc	26,730	1,435,401
Fifth District Bancorp Inc (c)	27,703	344,902
Financial Institutions Inc	88,048	2,391,384
Finward Bancorp	20,862	650,894
Finwise Bancorp (b)	48,302	897,451
First Bancorp Inc/The	50,182	1,433,700
First Bancorp/Southern Pines NC	228,293	10,798,259
First Bancshares Inc/The	158,166	5,874,285
First Bank/Hamilton NJ	111,669	1,651,585
First Busey Corp	293,765	7,840,588
First Business Financial Services Inc	40,887	2,049,256
First Capital Inc	18,808	622,921
First Citizens BancShares Inc/NC Class A	66,417	152,427,016
First Commonwealth Financial Corp	561,522	10,573,459
First Community Bankshares Inc	90,443	4,175,753
First Community Corp/SC	42,687	1,110,289
First Financial Bancorp	526,619	15,551,059
First Financial Bankshares Inc	711,301	29,647,026
First Financial Corp/IN	60,261	2,943,147
First Financial Northwest Inc	44,709	1,010,423
First Foundation Inc	348,632	2,771,624
First Guaranty Bancshares Inc	33,819	483,950
First Hawaiian Inc	709,381	19,586,009
First Horizon Corp	2,975,761	62,877,830
First Interstate BancSystem Inc Class A	477,143	16,685,691
First Interstate Bank of Calif	44,658	1,872,510
First Merchants Corp	324,243	14,185,631
First Mid Bancshares Inc	112,410	4,722,344
First National Corp/VA	29,028	720,475
First Northwest Bancorp	42,318	482,425
First of Long Island Corp/The	118,675	1,717,227
First Savings Financial Group Inc	30,802	925,908
First Seacoast Bancorp Inc (b)	19,609	179,815
First United Corp	33,200	1,183,248
First US Bancshares Inc	28,111	365,724
First Western Financial Inc (b)	41,877	930,088
Firstsun Capital Bancorp (b)	50,688	1,955,543
Five Star Bancorp	88,386	2,912,319
Flagstar Financial Inc	1,646,821	19,712,447
Flushing Financial Corp	160,306	2,843,828
FNB Corp/PA	1,986,214	34,063,570
Franklin Financial Services Corp	22,929	766,746
FS Bancorp Inc	38,756	1,848,661
Fulton Financial Corp	1,008,037	21,753,438
FVCBankcorp Inc (b)	85,678	1,232,050
German American Bancorp Inc	163,947	7,374,336
Glacier Bancorp Inc	628,718	36,396,485
Glen Burnie Bancorp	13,425	84,443
Great Southern Bancorp Inc	48,308	3,095,094
Greene County Bancorp Inc	39,491	1,201,316
Guaranty Bancshares Inc/TX	51,411	1,892,953
Hancock Whitney Corp	479,427	28,468,375
Hanmi Financial Corp	167,020	4,417,679
Hanover Bancorp Inc/NY	23,866	601,185
Harborone Northeast Bancorp Inc	213,600	2,751,168
Hawthorn Bancshares Inc	36,158	1,171,519
HBT Financial Inc	72,540	1,737,333
Heartland Financial USA Inc	237,329	16,036,321
Heritage Commerce Corp	345,161	3,665,610
Heritage Financial Corp Wash	191,657	5,069,328
Hilltop Holdings Inc	253,466	8,022,199
Hingham Institution For Savings The (c)	9,843	2,788,128
Home Bancorp Inc	39,218	1,989,529
Home BancShares Inc/AR	1,026,232	32,593,128
Home Federal Bancorp Inc of Louisiana	9,510	122,679
HomeStreet Inc	99,292	1,179,589
HomeTrust Bancshares Inc	76,263	2,828,595
Hope Bancorp Inc	664,723	9,053,527
Horizon Bancorp Inc/IN	239,454	4,379,614
IF Bancorp Inc	12,304	277,209
Independent Bank Corp	235,601	17,055,156
Independent Bank Corp/MI	113,672	4,277,477
Independent Bank Group Inc	198,772	13,301,822
International Bancshares Corp	295,526	21,611,816
Investar Holding Corp	47,458	1,130,450
John Marshall Bancorp Inc	70,042	1,586,451
Kearny Financial Corp/MD	308,676	2,444,714
Kentucky First Federal Bancorp	12,782	35,662
Lake Shore Bancorp Inc	10,046	139,941
Lakeland Financial Corp	140,790	10,342,433
Landmark Bancorp Inc/Manhattan KS	21,669	540,425
LCNB Corp	74,707	1,310,361
LINKBANCORP Inc	150,986	1,147,494
Live Oak Bancshares Inc	186,787	8,853,704
Magyar Bancorp Inc	30,447	431,738
MainStreet Bancshares Inc	33,613	624,866
Mercantile Bank Corp	87,870	4,397,894
Meridian Corp	50,245	849,141
Metrocity Bankshares Inc	101,312	3,479,054
Metropolitan Bank Holding Corp (b)	54,090	3,512,605
Mid Penn Bancorp Inc	89,077	2,854,918
Middlefield Banc Corp	40,571	1,256,890
Midland States Bancorp Inc	120,178	3,226,779
MidWestOne Financial Group Inc	81,408	2,682,394
MVB Financial Corp	66,731	1,440,055
National Bank Holdings Corp Class A	209,747	10,013,322
National Bankshares Inc VA	36,181	1,161,410
NB Bancorp Inc	208,732	4,203,862
Nbt Bancorp Inc	259,950	13,028,694
Nicolet Bankshares Inc	72,741	8,103,347
Northeast Bank	36,884	3,631,230
Northeast Community Bancorp Inc	74,501	2,246,205
Northfield Bancorp Inc	207,726	2,779,374
Northrim BanCorp Inc	31,040	2,640,573
Northwest Bancshares Inc	704,847	10,347,154
Norwood Financial Corp	41,155	1,271,690
NSTS Bancorp Inc (b)	21,296	238,302
Oak Valley Bancorp	37,543	1,169,840
OceanFirst Financial Corp	318,681	6,590,323
Ohio Valley Banc Corp	20,913	568,415
Old National Bancorp/IN	1,768,358	40,955,171
Old Point Financial Corp	24,529	552,393
Old Second Bancorp Inc	242,325	4,507,245
OP Bancorp	62,342	1,080,075
OptimumBank Holdings Inc (b)	46,001	219,425
Orange County Bancorp Inc	24,718	1,474,182
Origin Bancorp Inc	161,423	5,546,494
Orrstown Financial Services Inc	105,022	4,148,369
Pacific Premier Bancorp Inc	533,869	15,161,880
Park National Corp	80,376	15,300,375
Parke Bancorp Inc	56,167	1,326,103
Pathfinder Bancorp Inc	13,046	233,132
Pathward Financial Inc	138,084	11,582,486
Patriot National Bancorp Inc (b)(c)	11,423	25,816
PB Bankshares Inc (b)(c)	12,398	182,003
PCB Bancorp	64,770	1,391,907
Peapack-Gladstone Financial Corp	85,965	3,106,775
Penns Woods Bancorp Inc	39,788	1,284,357
Peoples Bancorp Inc/OH	190,846	6,694,878
Peoples Bancorp of North Carolina Inc	26,572	850,570
Peoples Financial Services Corp	53,396	2,946,925
Pinnacle Financial Partners Inc	424,102	53,907,605
Pioneer Bancorp Inc/NY (b)	55,314	651,599
Plumas Bancorp	30,460	1,526,046
Ponce Financial Group Inc (b)	124,892	1,614,854
Preferred Bank/Los Angeles CA	68,166	6,430,099
Premier Financial Corp	200,458	5,554,691
Primis Financial Corp	114,490	1,431,125
Princeton Bancorp Inc	26,774	992,512
Prosperity Bancshares Inc	527,588	44,174,943
Provident Bancorp Inc (b)	97,437	1,137,090
Provident Financial Holdings Inc	32,384	525,268
Provident Financial Services Inc	721,615	15,240,509
QCR Holdings Inc	92,152	8,488,121
RBB Bancorp	74,647	1,781,077
Red River Bancshares Inc	27,142	1,629,877
Renasant Corp	351,412	13,220,119
Republic Bancorp Inc/KY Class A	53,047	4,046,160
Rhinebeck Bancorp Inc (b)	21,887	218,213
Richmond Mutual BanCorp Inc	59,059	845,725
Riverview Bancorp Inc	107,333	598,918
S&T Bancorp Inc	210,347	9,000,748
Sandy Spring Bancorp Inc	251,460	9,475,013
SB Financial Group Inc	37,277	809,284
Seacoast Banking Corp of Florida	466,039	13,962,528
ServisFirst Bancshares Inc	277,982	26,625,116
Shore Bancshares Inc	174,829	2,875,937
Sierra Bancorp	71,034	2,235,440
Simmons First National Corp Class A	698,655	17,089,101
SmartFinancial Inc	80,192	2,907,762
Sound Financial Bancorp Inc	12,570	685,065
South Plains Financial Inc	67,826	2,637,753
Southern First Bancshares Inc (b)	42,570	1,902,453
Southern Missouri Bancorp Inc	51,614	3,388,459
Southern States Bancshares Inc	37,796	1,406,767
Southside Bancshares Inc	155,893	5,474,962
SouthState Corp	423,185	46,842,348
SR Bancorp Inc (b)	50,424	568,783
Stellar Bancorp Inc	262,336	8,135,039
Sterling Bancorp Inc/MI (b)	105,993	515,126
Stock Yards Bancorp Inc	149,614	11,388,618
Summit State Bank	25,485	195,470
Synovus Financial Corp	799,575	45,631,745
Territorial Bancorp Inc	37,767	408,261
Texas Capital Bancshares Inc (b)	255,376	22,588,007
Texas Community Bancshares Inc	11,083	166,245
TFS Financial Corp	291,890	4,127,325
Third Coast Bancshares Inc (b)	69,847	2,479,569
Timberland Bancorp Inc/WA	40,433	1,309,625
Tompkins Financial Corp	69,492	5,302,935
Towne Bank/Portsmouth VA	380,346	13,932,074
TriCo Bancshares	180,596	8,730,011
Triumph Financial Inc (b)	121,141	12,972,990
TrustCo Bank Corp NY	107,342	3,997,416
Trustmark Corp	336,246	13,150,581
UMB Financial Corp	246,212	30,897,144
Union Bankshares Inc/Morrisville VT	21,012	722,813
United Bancorp Inc/OH	28,164	385,002
United Bankshares Inc/WV	745,689	31,520,274
United Community Banks Inc/GA	660,100	22,317,981
United Security Bancshares/Fresno CA	77,922	765,973
Unity Bancorp Inc	34,208	1,553,043
Univest Financial Corp	161,130	5,117,489
USCB Financial Holdings Inc	57,366	1,174,856
Valley National Bancorp	2,596,158	27,623,121
Veritex Holdings Inc	302,486	9,198,599
Village Bank and Trust Financial Corp (c)	3,312	257,508
Virginia National Bankshares Corp	27,158	1,108,590
WaFd Inc	450,509	16,479,619
Washington Trust Bancorp Inc	95,361	3,541,708
Webster Financial Corp	950,782	58,739,312
WesBanco Inc	327,339	11,568,160
West BanCorp Inc	84,876	2,025,990
Westamerica BanCorp	146,179	8,365,824
Western Alliance Bancorp	605,168	56,649,776
Western New England Bancorp Inc	105,261	987,348
William Penn Bancorp	40,196	531,391
Wintrust Financial Corp	368,380	50,840,124
WSFS Financial Corp	328,521	19,717,830
Zions Bancorp NA	819,239	49,580,344
		2,647,351,067
Capital Markets - 4.5%
Affiliated Managers Group Inc	165,095	30,961,916
AlTi Global Inc Class A (b)(c)	345,797	1,642,536
Ares Management Corp Class A	1,022,616	180,726,926
Artisan Partners Asset Management Inc Class A	389,214	18,989,751
Associated Capital Group Inc Class A	11,907	432,105
AtlasClear Holdings Inc	33,977	7,634
B Riley Financial Inc (c)	92,688	542,688
Bakkt Holdings Inc Class A (b)(c)	35,674	993,521
Beneficient Class A (b)(c)	12,201	10,629
BGC Group Inc Class A	2,093,613	20,391,791
Binah Capital Group Inc (c)	19,133	49,363
Blue Owl Capital Inc Class A	2,864,134	67,965,900
Bridge Investment Group Holdings Inc Class A	208,246	2,059,553
Brightsphere Investment Group Inc	153,214	4,777,213
CaliberCos Inc Class A (b)(c)	30,868	13,791
Carlyle Group Inc/The	1,165,859	62,058,675
Cohen & Co Inc (c)	4,445	44,895
Cohen & Steers Inc (c)	148,870	15,580,734
Coinbase Global Inc Class A (b)	1,125,005	333,226,481
Diamond Hill Investment Group Inc	15,505	2,563,752
DigitalBridge Group Inc Class A	863,895	11,317,025
Dominari Holdings Inc (b)	21,682	36,643
Donnelley Financial Solutions Inc (b)	147,304	8,875,066
Ellington Credit Co	143,913	968,534
Evercore Inc Class A	197,857	60,920,170
Federated Hermes Inc Class B	436,693	18,668,626
Forge Global Holdings Inc Class A (b)	641,749	699,506
GCM Grosvenor Inc Class A	240,478	2,984,332
Great Elm Group Inc (b)	125,859	229,063
Hamilton Lane Inc Class A	225,147	43,318,283
Hennessy Advisors Inc	22,591	248,049
Heritage Global Inc (b)	170,453	298,293
Houlihan Lokey Inc Class A	294,496	55,686,249
Interactive Brokers Group Inc Class A	603,627	115,347,083
Janus Henderson Group PLC	707,310	32,026,997
Jefferies Financial Group Inc	900,218	71,243,253
Lazard Inc Class A	625,240	36,307,687
LPL Financial Holdings Inc	414,385	134,737,283
MarketWise Inc Class A	201,361	104,688
Marygold Companies Inc/The (b)(c)	42,186	63,701
Moelis & Co Class A	390,555	30,064,924
Morningstar Inc	149,494	52,943,300
Netcapital Inc (b)(c)	1,625	3,103
Open Lending Corp (b)	584,803	3,731,043
Oppenheimer Holdings Inc Class A	32,829	2,025,878
P10 Inc Class A	242,019	3,412,468
Perella Weinberg Partners Class A	291,315	7,478,056
Piper Sandler Cos	87,792	30,111,778
PJT Partners Inc Class A	131,879	22,071,269
Robinhood Markets Inc Class A (b)	3,934,013	147,682,848
SEI Investments Co	547,017	45,200,015
Siebert Financial Corp (b)	112,758	323,615
Silvercrest Asset Management Group Inc Class A	54,927	1,007,361
StepStone Group Inc Class A	347,816	22,917,596
Stifel Financial Corp	568,199	65,797,444
StoneX Group Inc (b)	155,536	16,138,415
TPG Inc Class A	485,893	33,993,074
Tradeweb Markets Inc Class A	644,873	87,380,292
US Global Investors Inc Class A	61,715	150,585
Value Line Inc	4,252	221,359
Victory Capital Holdings Inc Class A	251,300	17,460,324
Virtu Financial Inc Class A	449,532	16,772,039
Virtus Invt Partners Inc	36,583	9,034,904
Westwood Holdings Group Inc	35,118	554,864
WisdomTree Inc	659,553	7,881,658
		1,961,478,597
Consumer Finance - 0.9%
Ally Financial Inc	1,523,289	60,901,094
Atlanticus Holdings Corp (b)	26,482	1,542,841
Bread Financial Holdings Inc	275,751	16,222,431
Consumer Portfolio Services Inc (b)	45,196	468,231
Credit Acceptance Corp (b)	34,823	17,331,407
Dave Inc Class A (b)	40,112	3,958,252
Encore Capital Group Inc (b)(c)	129,457	6,367,343
Enova International Inc (b)	145,842	15,387,789
EZCORP Inc Class A (b)	287,647	3,681,882
FirstCash Holdings Inc	215,731	23,484,477
Green Dot Corp Class A (b)	298,721	3,067,865
Janover Inc (b)(c)	16,358	8,342
Katapult Holdings Inc Class A (b)	20,567	155,486
LendingClub Corp (b)	622,061	10,351,095
Lendingtree Inc (b)	60,927	2,693,583
Medallion Financial Corp	99,141	933,908
Moneylion Inc Class A (b)	35,016	3,210,967
Navient Corp	429,086	6,685,160
Nelnet Inc Class A	95,361	10,386,720
NerdWallet Inc Class A (b)	218,379	3,057,306
Old Market Capital Corp (b)	36,108	215,203
OneMain Holdings Inc	668,028	38,311,406
Oportun Financial Corp (b)	163,724	651,622
OppFi Inc Class A	103,840	847,334
PRA Group Inc (b)	219,384	4,650,941
PROG Holdings Inc	234,445	11,408,094
Regional Management Corp	51,486	1,571,868
SLM Corp	1,206,073	33,022,279
SoFi Technologies Inc Class A (b)(c)	5,907,853	96,947,868
Upstart Holdings Inc (b)(c)	430,637	33,929,889
World Acceptance Corp (b)	18,434	2,229,039
		413,681,722
Financial Services - 3.7%
Acacia Research Corp (b)	216,660	985,803
Affirm Holdings Inc Class A (b)	1,331,270	93,202,213
Alerus Financial Corp	132,393	2,917,942
Apollo Global Management Inc	2,494,665	436,641,215
AppTech Payments Corp (b)	119,433	55,883
AvidXchange Holdings Inc (b)	1,048,495	11,994,783
Better Home & Finance Holding Co Class A (b)(c)	33,106	522,082
Block Inc Class A (b)	3,078,665	272,615,786
BM Technologies Inc Class A (b)(c)	49,583	236,759
Cannae Holdings Inc	305,930	6,638,681
Cass Information Systems Inc	67,345	3,021,770
Corebridge Financial Inc	1,507,043	48,782,982
Enact Holdings Inc	164,296	5,784,862
Equitable Holdings Inc	1,773,981	85,559,104
Essent Group Ltd	589,801	34,078,702
Euronet Worldwide Inc (b)	234,829	24,687,573
Federal Agricultural Mortgage Corp Class C	55,965	11,946,849
Finance of America Cos Inc Class A (b)(c)	43,513	845,893
FlexShopper Inc (b)	60,824	120,432
Flywire Corp (b)	616,835	14,008,323
Guild Holdings Co Class A	54,034	729,459
HA Sustainable Infrastructure Capital Inc	647,769	20,314,036
I3 Verticals Inc Class A (b)	120,381	2,985,449
Income Opportunity Realty Investors Inc (b)	2,830	45,307
International Money Express Inc (b)	169,970	3,581,268
Jackson Financial Inc	417,408	41,820,108
loanDepot Inc Class A (b)	397,211	893,725
Marqeta Inc Class A (b)	2,289,591	8,883,613
Merchants Bancorp/IN	151,999	6,274,519
MGIC Investment Corp	1,438,742	37,781,365
Mr Cooper Group Inc (b)	357,196	35,244,529
NCR Atleos Corp (b)	400,021	13,124,689
NewtekOne Inc	134,473	1,949,859
NMI Holdings Inc (b)	442,536	17,697,015
OLB Group Inc/The (b)(c)	7,787	14,171
Onity Group Inc (b)	32,813	1,012,937
Paymentus Holdings Inc Class A (b)	103,842	3,926,266
Payoneer Global Inc (b)	1,402,266	15,298,722
Paysign Inc (b)	188,835	640,151
PennyMac Financial Services Inc	167,409	17,934,526
Priority Technology Holdings Inc (b)	79,178	736,355
Radian Group Inc	835,168	29,890,663
Remitly Global Inc (b)	812,624	16,707,549
Repay Holdings Corp Class A (b)	409,879	3,311,822
Rocket Cos Inc Class A (b)	729,588	10,600,914
Ryvyl Inc (b)(c)	24,334	42,097
Security National Financial Corp Class A	67,705	885,581
Sezzle Inc (b)	13,855	5,874,936
SHF Holdings Inc Class A (b)(c)	162,631	75,493
Shift4 Payments Inc Class A (b)(c)	359,642	41,027,959
SWK Holdings Corp (b)	17,769	282,705
Toast Inc Class A (b)	2,249,892	97,960,298
USA Technologies Inc (b)	327,306	2,971,938
Usio Inc (b)	106,427	160,705
UWM Holdings Corp Class A	534,199	3,477,635
Velocity Financial Inc (b)(c)	50,092	1,024,882
Voya Financial Inc	546,054	45,322,482
Walker & Dunlop Inc	178,314	19,646,637
Waterstone Financial Inc	102,241	1,542,817
Western Union Co/The	1,883,118	20,733,129
WEX Inc (b)	228,228	43,057,494
XBP Europe Holdings Inc Class A (b)(c)	47,874	53,140
		1,630,186,582
Insurance - 2.8%
Abacus Life Inc Class A (b)	72,929	596,559
Ambac Financial Group Inc (b)	261,514	3,357,840
American Coastal Insurance Corp (b)	138,243	1,898,076
American Financial Group Inc/OH	400,070	58,754,280
Amerisafe Inc	106,373	6,278,134
Assured Guaranty Ltd	271,823	25,355,649
Atlantic American Corp	22,414	33,621
Axis Capital Holdings Ltd	425,231	39,563,492
Baldwin Insurance Group Inc/The Class A (b)	370,649	18,146,975
Bowhead Specialty Holdings Inc	44,326	1,632,970
Brighthouse Financial Inc (b)	335,423	17,532,560
Citizens Inc/TX Class A (b)(c)	248,223	1,112,039
CNA Financial Corp	117,665	5,935,023
CNO Financial Group Inc	586,419	23,398,118
Conifer Holdings Inc (b)(c)	18,208	21,121
Crawford & Co Class A	79,504	942,122
Crawford & Co Class B	51,956	579,829
Donegal Group Inc Class A	85,395	1,420,973
Donegal Group Inc Class B	6,526	93,974
eHealth Inc (b)	163,924	926,171
Employers Holdings Inc	137,839	7,355,089
Enstar Group Ltd (b)	69,104	22,438,069
F&G Annuities & Life Inc	96,939	4,685,062
Fidelity National Financial Inc/US	1,441,375	91,368,762
First American Financial Corp	571,196	40,069,399
Fundamental Global Inc (b)	4,808	180,444
Genworth Financial Inc Class A (b)	2,386,006	18,610,847
GoHealth Inc Class A (b)	26,335	337,351
Goosehead Insurance Inc Class A (b)(c)	134,016	16,902,098
Greenlight Capital Re Ltd Class A (b)	146,564	2,188,201
Hagerty Inc Class A (b)	133,715	1,575,163
Hanover Insurance Group Inc/The	199,469	32,914,380
HCI Group Inc	46,755	5,698,032
Heritage Insurance Holdings Inc (b)	123,380	1,533,613
Hippo Holdings Inc (b)(c)	103,807	3,429,783
Horace Mann Educators Corp	225,529	9,442,899
ICC Holdings Inc (b)	9,114	210,533
Investors Title Co	8,029	2,300,389
James River Group Holdings Ltd	211,841	993,534
Kemper Corp	335,221	23,964,949
Kingstone Cos Inc (b)	49,737	833,095
Kinsale Capital Group Inc	122,671	62,370,843
Lemonade Inc (b)(c)	300,504	15,569,112
Lincoln National Corp	944,501	33,567,566
Maiden Holdings Ltd (b)	258,412	421,212
Markel Group Inc (b)	71,788	127,992,262
MBIA Inc	238,042	1,640,109
Mercury General Corp	147,468	11,644,073
NI Holdings Inc (b)	37,168	599,892
Old Republic International Corp	1,318,734	51,391,064
Oscar Health Inc Class A (b)	1,068,949	18,524,886
Palomar Hldgs Inc (b)	145,090	15,713,247
Primerica Inc	187,363	56,724,148
ProAssurance Corp (b)	284,099	4,750,135
Reinsurance Group of America Inc	365,165	83,403,687
Reliance Global Group Inc (b)(c)	5,867	8,859
RLI Corp	230,058	40,467,202
Root Inc/OH Class A (b)	41,894	4,181,440
Ryan Specialty Holdings Inc Class A	567,062	42,756,475
Safety Insurance Group Inc	81,772	7,019,308
Selective Insurance Group Inc	337,128	34,417,398
Selectquote Inc (b)	788,326	2,357,095
Skyward Specialty Insurance Group Inc (b)	183,051	9,904,890
Stewart Information Services Corp	153,452	11,522,711
Tiptree Inc Class A	116,417	2,653,143
Trupanion Inc (b)(c)	184,458	9,833,456
TWFG Inc Class A	68,961	2,435,013
United Fire Group Inc	118,149	3,615,359
Universal Insurance Holdings Inc	142,203	3,218,054
Unum Group	948,069	72,906,506
White Mountains Insurance Group Ltd	14,038	28,216,240
		1,254,436,603
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
ACRES Commercial Realty Corp (b)	34,241	594,766
AG Mortgage Investment Trust Inc	171,497	1,171,325
AGNC Investment Corp	4,374,170	42,254,482
Angel Oak Mortgage REIT Inc	83,401	818,164
Annaly Capital Management Inc	2,788,181	55,568,447
Apollo Commercial Real Estate Finance Inc	721,407	6,673,015
Arbor Realty Trust Inc (c)	1,046,077	15,345,950
Ares Commercial Real Estate Corp	306,425	2,212,389
ARMOUR Residential REIT Inc (c)	277,376	5,247,954
Blackstone Mortgage Trust Inc Class A (c)	964,937	18,546,089
Brightspire Capital Inc Class A	719,115	4,559,189
Cherry Hill Mortgage Investment Corp	185,571	514,032
Chimera Investment Corp	433,463	6,432,591
Claros Mortgage Trust Inc	636,063	4,318,868
Dynex Capital Inc	421,007	5,283,638
Ellington Financial Inc	480,695	5,941,390
Franklin BSP Realty Trust Inc	456,905	5,976,317
Granite Point Mortgage Trust Inc	289,100	1,026,305
Great Ajax Corp	257,209	781,915
Invesco Mortgage Capital Inc	317,425	2,650,499
Kkr Real Estate Finance Trust Inc	330,549	3,844,285
Ladder Capital Corp Class A	626,388	7,428,962
Lument Finance Trust Inc	248,308	655,533
Manhattan Bridge Capital Inc	58,327	313,507
MFA Financial Inc	572,587	6,361,442
New York Mortgage Trust Inc	509,072	3,125,702
Nexpoint Real Estate Finance Inc	50,083	889,975
Orchid Island Capital Inc	403,459	3,142,946
Pennymac Mortgage Investment Trust	492,107	6,687,734
Ready Capital Corp	938,428	6,916,214
Redwood Trust Inc	742,277	5,314,703
Rithm Capital Corp	2,886,997	32,478,716
Sachem Capital Corp	282,397	446,187
Seven Hills Realty Trust	78,192	1,041,517
Starwood Property Trust Inc	1,770,180	36,058,567
Sunrise Realty Trust Inc	30,712	476,957
TPG RE Finance Trust Inc	374,795	3,421,878
Two Harbors Investment Corp	577,477	6,785,355
		311,307,505
TOTAL FINANCIALS		8,218,442,076

Health Care - 11.1%
Biotechnology - 5.1%
180 Life Sciences Corp (b)(c)	4,649	10,414
2seventy bio Inc (b)(c)	289,124	1,153,605
4D Molecular Therapeutics Inc (b)	213,171	1,671,261
89bio Inc (b)	505,303	4,542,674
Aadi Bioscience Inc (b)	116,303	272,149
Abeona Therapeutics Inc (b)	227,638	1,454,607
Absci Corp (b)(c)	466,599	1,423,127
ABVC BioPharma Inc (b)	52,437	27,792
ACADIA Pharmaceuticals Inc (b)	680,665	11,108,453
ACELYRIN Inc (b)	392,947	1,787,909
Aceragen Inc (b)(c)(d)	12,983	4,997
Achieve Life Sciences Inc (b)	183,252	808,141
Acrivon Therapeutics Inc (b)	76,557	580,302
Actinium Pharmaceuticals Inc (b)	176,875	254,700
Actuate Therapeutics Inc	16,052	130,503
Acumen Pharmaceuticals Inc (b)	184,251	418,250
Acurx Pharmaceuticals Inc (b)	76,806	96,008
Adicet Bio Inc (b)	349,116	394,501
Aditxt Inc (b)(c)	372	138
ADMA Biologics Inc (b)	1,289,091	25,923,620
Adverum Biotechnologies Inc (b)	90,421	600,395
AEON Biopharma Inc Class A (b)	144,421	78,551
Aerovate Therapeutics Inc (b)	70,265	184,797
Aevi Genomic Medicine Inc rights (b)(d)	123,543	1
Agenus Inc (b)(c)	120,691	412,763
Agios Pharmaceuticals Inc (b)	315,420	18,732,794
Aileron Therapeutics Inc (b)(c)	110,519	316,084
AIM ImmunoTech Inc (b)	301,032	69,267
Ainos Inc (b)(c)	19,951	9,353
Akebia Therapeutics Inc (b)(c)	1,075,948	2,216,453
Akero Therapeutics Inc (b)	350,149	11,239,783
Alaunos Therapeutics Inc (b)	8,866	22,431
Aldeyra Therapeutics Inc (b)	245,165	1,201,309
Alector Inc (b)	452,573	1,172,164
Aligos Therapeutics Inc Class A (b)(c)	12,309	314,003
Alkermes PLC (b)	910,650	26,427,063
Allakos Inc (b)	430,417	443,330
Allarity Therapeutics Inc (b)(c)	7,192	7,911
Allogene Therapeutics Inc (b)(c)	842,109	2,088,430
Allovir Inc (b)	284,534	155,896
Alnylam Pharmaceuticals Inc (b)	711,709	180,112,198
Altimmune Inc (b)(c)	398,826	3,417,939
ALX Oncology Holdings Inc (b)	163,249	241,609
Alzamend Neuro Inc (b)(c)	3,848	5,002
Amicus Therapeutics Inc (b)	1,479,129	14,761,707
AnaptysBio Inc (b)	106,585	2,660,362
Anavex Life Sciences Corp (b)(c)	467,426	4,421,850
Anika Therapeutics Inc (b)	82,885	1,468,722
Anixa Biosciences Inc (b)(c)	171,134	564,742
Annexon Inc (b)	481,101	2,593,134
Annovis Bio Inc (b)(c)	54,993	369,003
Apellis Pharmaceuticals Inc (b)	579,791	19,672,309
Apogee Therapeutics Inc (b)	179,946	8,124,562
Applied Therapeutics Inc (b)	471,519	957,184
Aptevo Therapeutics Inc (b)(c)	42,877	12,010
AquaBounty Technologies Inc (b)(c)	20,041	19,841
Aravive Inc (b)(c)(d)	263,230	10,556
Arbutus Biopharma Corp (b)	829,826	2,871,198
Arcellx Inc (b)	213,951	18,842,665
Arcturus Therapeutics Holdings Inc (b)(c)	138,062	2,532,057
Arcus Biosciences Inc (b)	300,383	4,637,914
Arcutis Biotherapeutics Inc (b)(c)	583,610	7,610,274
Ardelyx Inc (b)	1,306,714	7,409,068
Armata Pharmaceuticals Inc (b)	59,289	136,365
ArriVent Biopharma Inc	124,150	3,719,534
Arrowhead Pharmaceuticals Inc (b)	687,960	17,907,599
ARS Pharmaceuticals Inc (b)(c)	291,161	4,224,746
Assembly Biosciences Inc (b)	23,505	400,525
Astria Therapeutics Inc (b)	198,184	2,059,132
Atara Biotherapeutics Inc (b)	25,111	305,726
Atossa Therapeutics Inc (b)(c)	672,004	873,605
aTyr Pharma Inc (b)	427,676	1,509,696
Aura Biosciences Inc (b)	215,172	2,003,251
Avalo Therapeutics Inc (b)	4,993	47,683
Avid Bioservices Inc (b)(c)	353,086	4,335,896
Avidity Biosciences Inc (b)	649,229	27,936,324
Avita Medical Inc (b)(c)	144,199	1,848,631
Azitra Inc (b)	26,600	13,965
Beam Therapeutics Inc (b)	407,949	11,165,564
Bio-Path Holdings Inc (b)(c)	11,963	9,558
bioAffinity Technologies Inc (b)	47,003	57,344
Bioatla Inc (b)(c)	227,414	382,056
BioCardia Inc (b)	7,915	17,888
BioCryst Pharmaceuticals Inc (b)	1,143,849	8,578,868
Biohaven Ltd (b)	459,320	21,133,313
BioMarin Pharmaceutical Inc (b)	1,054,807	69,648,906
Biomea Fusion Inc (b)(c)	138,012	999,207
Biora Therapeutics Inc (b)(c)	8,237	16,062
BioRestorative Therapies Inc (b)	29,345	44,898
BioVie Inc (b)(c)	21,673	60,684
Bioxcel Therapeutics Inc (b)(c)	179,654	73,425
Black Diamond Therapeutics Inc (b)(c)	249,232	660,465
Bluebird Bio Inc (b)(c)	1,079,764	437,304
Blueprint Medicines Corp (b)	350,251	33,757,191
Bolt Biotherapeutics Inc (b)	145,692	93,126
Bone Biologics Corp (b)(c)	8,910	11,048
Boundless Bio Inc (b)	34,974	95,479
BrainStorm Cell Therapeutics Inc (b)(c)	28,245	49,429
Bridgebio Pharma Inc (b)	812,235	22,003,446
C4 Therapeutics Inc (b)	315,755	1,436,685
Cabaletta Bio Inc (b)	273,965	1,046,546
Calidi Biotherapeutics Inc Class A (b)(c)	30,962	65,639
Candel Therapeutics Inc (b)(c)	110,650	520,608
Capricor Therapeutics Inc (b)(c)	166,331	3,161,952
Cardiff Oncology Inc (b)(c)	243,067	634,405
Cardio Diagnostics Holdings Inc (b)(c)	116,004	35,254
CareDx Inc (b)	292,894	7,187,619
Cargo Therapeutics Inc (b)	201,693	3,666,779
Caribou Biosciences Inc (b)	479,556	1,050,228
Carisma Therapeutics Inc (b)(c)	132,004	114,474
Carisma Therapeutics Inc rights (b)(d)	1,018,958	10
Carmell Corp Class A (b)(c)	72,197	22,345
Cartesian Therapeutics Inc (b)(c)	23,968	451,318
Cartesian Therapeutics Inc rights (b)(c)(d)	555,522	238,874
Catalyst Pharmaceuticals Inc (b)	617,539	13,629,086
CEL-SCI Corp (b)(c)	294,082	193,682
Celcuity Inc (b)	148,987	1,907,034
Celldex Therapeutics Inc (b)	366,498	10,056,705
Cellectar Biosciences Inc (b)(c)	178,699	275,196
Celularity Inc Class A (b)(c)	69,946	142,690
Century Therapeutics Inc (b)	202,050	347,526
CERo Therapeutics Holdings Inc Class A (b)(c)	143,201	27,638
CervoMed Inc (b)	25,720	277,776
CG oncology Inc	248,061	8,620,120
Channel Therapeutics Corp (b)(c)	5,011	3,062
Checkpoint Therapeutics Inc (b)(c)	208,210	914,042
Chimerix Inc (b)	413,012	363,451
Chinook Therapeutics Inc rights (b)(d)	51,768	1
Cibus Inc Class A (b)	93,931	456,505
Cidara Therapeutics Inc (b)	27,149	548,681
Clene Inc (b)(c)	23,450	98,021
Climb Bio Inc (b)(c)	147,373	476,015
Coeptis Therapeutics Holdings Inc (b)(c)	98,651	19,780
Cogent Biosciences Inc (b)	569,389	5,414,890
Cogent Biosciences Inc rights (b)(d)	43,783	0
Coherus Biosciences Inc (b)(c)	652,981	796,637
Compass Therapeutics Inc (b)	558,965	911,113
Corbus Pharmaceuticals Holdings Inc (b)(c)	67,807	1,208,321
Corvus Pharmaceuticals Inc (b)(c)	278,274	2,529,511
Coya Therapeutics Inc (b)	73,047	476,266
Creative Medical Technology Holdings Inc (b)	7,058	18,633
Crinetics Pharmaceuticals Inc (b)	498,629	28,521,579
Cue Biopharma Inc (b)	274,242	334,575
Cullinan Therapeutics Inc (b)	290,144	3,902,437
Curis Inc (b)	33,301	146,191
Cyclacel Pharmaceuticals Inc (b)	8,959	3,718
Cyclerion Therapeutics Inc (b)(c)	10,755	23,661
Cyclo Therapeutics Inc (b)(c)	95,444	63,394
Cyteir Therapeutics Inc (d)	97,013	1
Cytokinetics Inc (b)(c)	649,793	33,698,265
CytomX Therapeutics Inc (b)	444,725	471,409
Day One Biopharmaceuticals Inc (b)	370,712	5,164,018
Denali Therapeutics Inc (b)	682,210	17,055,250
Dermata Therapeutics Inc (b)(c)	6,582	7,438
Design Therapeutics Inc (b)(c)	167,373	1,004,238
DiaMedica Therapeutics Inc (b)	148,081	837,398
Dianthus Therapeutics Inc (b)(c)	99,582	2,388,972
Dianthus Therapeutics Inc rights (b)(d)	190,584	2
Disc Medicine Inc (b)	109,749	6,963,574
Dogwood Therapeutics Inc (b)(c)	5,903	14,049
Dogwood Therapeutics Inc (d)	6,054	0
Dyadic International Inc (b)	112,740	192,785
Dynavax Technologies Corp (b)	675,263	8,683,882
Dyne Therapeutics Inc (b)	434,129	13,288,689
Edesa Biotech Inc (b)	12,974	31,786
Editas Medicine Inc (b)(c)	430,831	965,061
Eledon Pharmaceuticals Inc (b)	218,987	1,020,479
Elevation Oncology Inc (b)	292,497	186,028
Elicio Therapeutics Inc (b)	34,197	174,063
Elutia Inc (b)	99,682	412,683
Emergent BioSolutions Inc (b)	293,283	2,968,024
Enanta Pharmaceuticals Inc (b)	107,969	928,533
Ensysce Biosciences Inc (b)(c)	42,156	20,821
Entero Therapeutics Inc (b)(c)	15,055	6,835
Entrada Therapeutics Inc (b)	129,834	2,582,398
Equillium Inc (b)	103,697	77,876
Erasca Inc (b)(c)	1,193,038	3,412,089
Estrella Immunopharma Inc (b)(c)	56,407	65,432
Eterna Therapeutics Inc (b)(c)	13,097	5,566
Exact Sciences Corp (b)	1,024,484	63,599,967
Exagen Inc (b)	48,182	191,283
Exelixis Inc (b)	1,580,343	57,619,306
Exicure Inc (b)(c)	4,167	122,885
Fate Therapeutics Inc (b)	503,961	1,597,556
Fibrobiologics Inc (c)	141,867	371,692
FibroGen Inc (b)	570,038	242,095
Foghorn Therapeutics Inc (b)	194,062	1,550,555
Forte Biosciences Inc (b)(c)	6,589	143,047
Fortress Biotech Inc (b)(c)	95,234	202,848
Gain Therapeutics Inc (b)	142,582	265,203
Galectin Therapeutics Inc (b)(c)	276,703	799,672
Genelux Corp (b)(c)	157,361	423,301
Generation Bio CO (b)	278,485	423,297
Genprex Inc (b)(c)	11,425	12,453
GeoVax Labs Inc (b)(c)	29,388	77,584
Geron Corp (b)	2,898,657	11,942,467
GlycoMimetics Inc (b)(c)	296,043	102,697
Gossamer Bio Inc (b)	1,073,330	749,292
GRAIL Inc (c)	149,554	2,617,195
Greenwich Lifesciences Inc (b)(c)	32,006	456,086
GRI Bio Inc (b)(c)	11,628	7,948
GT Biopharma Inc (b)	11,128	32,382
Gyre Therapeutics Inc (b)(c)	94,815	1,186,136
Gyre Therapeutics Inc rights (b)(d)	163,033	1
Halozyme Therapeutics Inc (b)	700,277	33,753,351
HCW Biologics Inc (b)	94,584	44,644
Heron Therapeutics Inc (b)(c)	787,454	937,070
HilleVax Inc (b)	136,736	263,900
Hookipa Pharma Inc (b)	38,303	96,524
Humacyte Inc Class A (b)(c)	495,230	2,238,440
iBio Inc (b)(c)	47,161	138,653
Ideaya Biosciences Inc (b)	467,000	12,777,120
IGM Biosciences Inc (b)(c)	109,074	1,095,103
Immix Biopharma Inc (b)	78,741	166,144
ImmuCell Corp (b)	28,911	117,379
Immuneering Corp (b)(c)	117,553	245,686
Immunic Inc (b)	511,160	633,838
ImmunityBio Inc (b)(c)	888,442	4,477,748
Immunome Inc (b)	300,705	4,074,553
Immunovant Inc (b)	364,110	10,267,902
Imunon Inc (b)(c)	80,618	67,961
IN8bio Inc (b)(c)	171,925	51,767
Indaptus Therapeutics Inc (b)(c)	43,880	44,758
Inhibikase Therapeutics Inc (b)(c)	36,144	105,540
Inhibrx Biosciences Inc	54,482	831,395
Inmune Bio Inc (b)(c)	75,655	382,058
Inovio Pharmaceuticals Inc (b)(c)	146,349	632,228
Inozyme Pharma Inc (b)	267,215	724,153
Insmed Inc (b)	952,445	71,585,766
Instil Bio Inc (b)(c)	21,619	581,767
Intellia Therapeutics Inc (b)	564,484	8,817,240
Intensity Therapeutics Inc (b)(c)	34,296	101,516
Invivyd Inc (b)(c)	324,150	226,451
Ionis Pharmaceuticals Inc (b)	872,691	31,181,249
Iovance Biotherapeutics Inc (b)	1,237,227	11,530,956
Ironwood Pharmaceuticals Inc Class A (b)	775,446	2,729,570
iTeos Therapeutics Inc (b)	153,627	1,313,511
Janux Therapeutics Inc (b)	150,750	6,815,408
Jasper Therapeutics Inc Class A (b)	64,636	1,474,347
KALA BIO Inc (b)	20,689	139,030
KalVista Pharmaceuticals Inc (b)(c)	179,830	1,809,090
Karyopharm Therapeutics Inc (b)(c)	702,747	593,891
Keros Therapeutics Inc (b)	178,410	10,301,393
Kezar Life Sciences Inc (b)(c)	35,599	265,925
Kineta Inc rights (b)(d)	198,769	2
Klotho Neurosciences Inc (b)(c)	47,923	18,594
Kodiak Sciences Inc (b)	181,585	1,211,172
Korro Bio Inc (b)	32,417	1,687,629
Korro Bio Inc rights (b)(d)	185,128	2
Kronos Bio Inc (b)	242,589	230,460
Krystal Biotech Inc (b)	140,242	27,686,576
Kura Oncology Inc (b)	423,070	4,670,693
Kymera Therapeutics Inc (b)	246,919	11,568,155
Kyverna Therapeutics Inc	124,513	718,440
Lantern Pharma Inc (b)	45,802	147,024
Larimar Therapeutics Inc (b)(c)	179,813	1,138,216
Leap Therapeutics Inc (b)(c)	171,412	510,808
LENZ Therapeutics Inc (c)	90,088	3,207,133
Lexeo Therapeutics Inc (b)	136,662	1,124,728
Lexicon Pharmaceuticals Inc (b)	1,023,600	822,667
Lineage Cell Therapeutics Inc (b)(c)	1,068,910	611,310
Lipella Pharmaceuticals Inc (b)(c)	3,056	9,351
Lisata Therapeutics Inc (b)(c)	39,147	109,612
Lixte Biotechnology Holdings Inc (b)(c)	11,581	25,826
Longeveron Inc (b)(c)	71,724	147,034
Lumos Pharma Inc (b)(c)	29,797	128,425
Lyell Immunopharma Inc (b)	923,629	872,922
MacroGenics Inc (b)	352,114	1,264,089
Madrigal Pharmaceuticals Inc (b)(c)	93,891	30,814,087
MAIA Biotechnology Inc (b)(c)	108,043	238,775
MannKind Corp (b)(c)	1,520,960	10,312,109
Marker Therapeutics Inc (b)	39,684	138,497
Matinas BioPharma Holdings Inc (b)	27,835	17,898
MediciNova Inc (b)	272,957	565,021
MediPacific Inc Class A rights (b)(d)	103,801	1
MEI Pharma Inc (c)	35,474	99,682
Merrimack Pharmaceuticals Inc (b)(d)	82,829	1
Mersana Therapeutics Inc (b)	535,466	1,220,862
Metagenomi Inc	141,691	293,300
MetaVia Inc (b)	19,441	48,019
MetaVia Inc rights (b)(d)	1,001	0
MiMedx Group Inc (b)	646,948	5,984,269
Mineralys Therapeutics Inc (b)	129,629	1,655,362
Minerva Neurosciences Inc (b)	29,876	65,428
MiNK Therapeutics Inc (b)	56,451	41,491
Mirum Pharmaceuticals Inc (b)(c)	221,952	10,258,621
Molecular Templates Inc (b)(c)	29,108	11,032
Moleculin Biotech Inc (b)	14,693	40,847
Monopar Therapeutics Inc (b)	9,387	211,489
Monte Rosa Therapeutics Inc (b)	249,029	2,579,940
Mural Oncology PLC	94,781	378,176
Mustang Bio Inc (b)	185,121	36,932
Myriad Genetics Inc (b)	501,409	8,157,924
NanoViricides Inc (b)(c)	66,846	90,911
Natera Inc (b)	685,618	115,032,988
NeuBase Therapeutics Inc (b)(d)	11,216	4,116
Neurocrine Biosciences Inc (b)	559,781	70,952,242
Neurogene Inc (b)	50,567	1,285,919
Neurogene Inc rights (b)(d)	36,893	0
NextCure Inc (b)	128,714	150,595
Nkarta Inc (b)	266,971	766,207
NKGen Biotech Inc (b)(c)	67,250	26,900
Novavax Inc (b)(c)	888,587	7,748,479
Nurix Therapeutics Inc (b)	332,560	7,352,902
Nuvalent Inc Class A (b)	206,755	19,989,073
Nuvectis Pharma Inc (b)(c)	37,202	187,498
Ocean Biomedical Inc Class A (b)	58,771	40,611
Ocugen Inc (b)(c)	1,629,259	1,600,095
Olema Pharmaceuticals Inc (b)(c)	209,453	2,119,664
Omega Therapeutics Inc (b)(c)	122,723	108,364
OmniAb Operations Inc (b)(d)	29,768	85,137
OmniAb Operations Inc (b)(d)	29,768	77,992
Oncocyte Corp (b)(c)	66,903	162,574
Onconetix Inc (b)(c)	4,038	2,786
Oncternal Therapeutics Inc (b)	14,632	10,155
Oncternal Therapeutics Inc rights (b)(d)	6,762	0
OnKure Therapeutics Inc Class A (b)(c)	10,467	161,401
Oragenics Inc (b)	29,563	9,401
Organogenesis Holdings Inc Class A (b)	419,331	1,622,811
Organovo Holdings Inc (b)	82,703	38,043
ORIC Pharmaceuticals Inc (b)	253,958	2,514,184
Oruka Therapeutics Inc	6,447	140,093
Outlook Therapeutics Inc (b)(c)	81,727	167,540
Ovid therapeutics Inc (b)	331,258	377,634
Palatin Technologies Inc (b)(c)	108,951	124,204
Palisade Bio Inc (b)(c)	6,289	15,471
Palisade Bio Inc rights (b)(d)	117,971	1
Pasithea Therapeutics Corp (b)	2,964	9,159
Passage Bio Inc (b)	292,455	330,474
PDL BioPharma Inc (b)(d)	559,249	90,912
PDS Biotechnology Corp (b)(c)	206,778	452,844
PepGen Inc (b)	94,671	478,089
Perspective Therapeutics Inc (b)	289,262	1,258,290
PharmaCyte Biotech Inc (b)	42,089	74,498
Phio Pharmaceuticals Corp (b)(c)	4,290	11,798
Pieris Pharmaceuticals Inc (b)	7,114	116,812
Plus Therapeutics Inc (b)	35,238	46,514
PMV Pharmaceuticals Inc (b)	231,091	374,367
Poseida Therapeutics Inc (b)	395,298	3,680,224
Praxis Precision Medicines Inc (b)	91,621	7,345,256
Precigen Inc (b)(c)	839,999	782,963
Precision BioSciences Inc (b)	34,343	250,360
Prelude Therapeutics Inc (b)(c)	108,007	113,407
Prime Medicine Inc (b)(c)	300,938	990,086
ProKidney Corp Class A (b)(c)	505,161	1,010,322
Protagenic Therapeutics Inc (b)(c)	17,059	10,218
Protagonist Therapeutics Inc (b)	325,527	14,258,083
Protara Therapeutics Inc (b)(c)	96,713	291,106
PTC Therapeutics Inc (b)	426,081	18,696,434
Puma Biotechnology Inc (b)	200,714	680,420
Pyxis Oncology Inc (b)	255,966	514,492
Q32 Bio Inc (b)(c)	27,736	746,376
Q32 Bio Inc rights (b)(d)	157,026	1
Qualigen Therapeutics Inc (b)(c)	715	3,260
Qualigen Therapeutics Inc rights (b)(d)	2,906	0
Quince Therapeutics Inc (b)(c)	187,061	383,475
Rallybio Corp (b)	131,348	153,677
RAPT Therapeutics Inc (b)	174,811	220,262
Recursion Pharmaceuticals Inc Class A (b)(c)	1,571,932	11,113,559
REGENXBIO Inc (b)	250,624	2,486,190
Regulus Therapeutics Inc (b)	261,080	420,339
Relay Therapeutics Inc (b)	702,606	3,302,248
Renovaro Inc (b)(c)	462,129	349,554
RenovoRx Inc (b)	136,502	173,358
Replimune Group Inc (b)	328,814	4,629,701
Revelation Biosciences Inc (b)	8,022	6,169
REVOLUTION Medicines Inc (b)	870,210	50,341,649
Rezolute Inc/old (b)	258,911	1,304,911
Rhythm Pharmaceuticals Inc (b)	287,949	17,864,356
Rigel Pharmaceuticals Inc (b)	97,433	2,690,125
Rocket Pharmaceuticals Inc (b)	392,583	5,649,269
Roivant Sciences Ltd (b)	2,420,081	30,759,230
SAB Biotherapeutics Inc (b)	41,044	119,848
Sage Therapeutics Inc (b)	293,516	1,605,533
Sagimet Biosciences Inc Class A (b)(c)	132,554	754,232
Salarius Pharmaceuticals Inc (b)	5,738	8,607
Salarius Pharmaceuticals Inc warrants 1/20/2025 (b)	42,326	0
Sana Biotechnology Inc (b)(c)	717,452	1,994,517
Sangamo Therapeutics Inc (b)(c)	1,061,822	2,399,718
Sarepta Therapeutics Inc (b)	528,658	70,491,258
Savara Inc (b)(c)	617,183	2,073,735
Scholar Rock Holding Corp (b)	395,905	15,796,610
Scorpius Holdings Inc (b)(c)	15,605	9,519
SELLAS Life Sciences Group Inc (b)(c)	309,394	349,615
Sensei Biotherapeutics Inc (b)	89,849	48,626
Senti Biosciences Inc Class A (b)(c)	15,836	34,206
Sera Prognostics Inc Class A (b)(c)	138,228	931,657
Seres Therapeutics Inc (b)(c)	718,162	703,799
Serina Therapeutics Inc (b)(c)	15,491	81,328
Serina Therapeutics Inc warrants 7/31/2025 (b)(c)	1,744	769
Shattuck Labs Inc (b)	235,725	259,298
Shuttle Pharmaceuticals Holdings Inc (b)(c)	3,151	2,672
Silo Pharma Inc (b)(c)	24,320	24,320
Skye Bioscience Inc (b)(c)	95,526	428,912
Soleno Therapeutics Inc (b)	131,748	6,944,437
Solid Biosciences Inc (b)	116,099	661,764
Soligenix Inc (b)	12,258	41,187
Sonnet BioTherapeutics Holdings Inc (b)(c)	3,004	7,720
Spectrum Pharmaceuticals Inc rights (b)(d)	927,702	9
Spero Therapeutics Inc (b)	249,375	284,288
SpringWorks Therapeutics Inc (b)	411,533	17,070,389
Spruce Biosciences Inc (b)(c)	152,225	84,104
Spyre Therapeutics Inc (b)	273,444	7,774,013
Spyre Therapeutics Inc rights (b)(d)	318,998	3
Stoke Therapeutics Inc (b)	219,954	2,663,643
Summit Therapeutics Inc (b)	763,690	14,097,717
Surface Oncology Inc rights (b)(d)	293,597	3
Surrozen Inc Class A (b)(c)	10,911	133,114
Sutro Biopharma Inc (b)	417,944	1,107,552
Synaptogenix Inc (b)	7,099	20,197
Syndax Pharmaceuticals Inc (b)	471,857	7,889,449
Synlogic Inc (b)	41,070	57,087
Syros Pharmaceuticals Inc (b)	99,466	27,005
T2 Biosystems Inc (b)(c)	36,668	20,985
Tango Therapeutics Inc (b)	361,719	1,425,173
Taysha Gene Therapies Inc (b)	797,152	2,582,772
Tectonic Therapeutic Inc (b)(c)	37,976	1,890,445
Tectonic Therapeutic Inc rights (b)(d)	17,437	0
Tempest Therapeutics Inc (b)(c)	121,363	115,295
Tenax Therapeutics Inc (b)	10,150	54,201
Tenaya Therapeutics Inc (b)(c)	318,475	1,136,956
Tevogen Bio Holdings Inc Class A (b)(c)	57,532	75,367
TG Therapeutics Inc (b)(c)	737,924	25,679,755
Tharimmune Inc (b)	5,582	11,611
Theriva Biologics Inc (b)(c)	4,888	7,039
Tonix Pharmaceuticals Holding Corp (b)(c)	112,392	21,321
Tourmaline Bio Inc (b)	103,117	2,685,167
TransCode Therapeutics Inc (b)(c)	95,272	33,155
Travere Therapeutics Inc (b)	377,158	7,094,342
TriSalus Life Sciences Inc Class A (b)	101,823	464,313
TScan Therapeutics Inc (b)	269,099	1,283,602
Turnstone Biologics Corp (b)	85,731	44,151
Twist Bioscience Corp (b)	324,272	15,947,697
Tyra Biosciences Inc (b)	117,607	1,844,078
Ultragenyx Pharmaceutical Inc (b)	509,541	24,269,438
Unicycive Therapeutics Inc (b)(c)	227,918	157,013
United Therapeutics Corp (b)	246,633	91,375,060
United Therapeutics Corp rights (b)(d)	110,163	1
UNITY Biotechnology Inc (b)	87,788	108,857
Vaccinex Inc (b)	3,111	11,635
Vanda Pharmaceuticals Inc (b)	321,509	1,655,771
Vaxart Inc (b)	1,195,785	720,102
Vaxcyte Inc (b)	619,627	58,455,611
Vera Therapeutics Inc Class A (b)	299,005	14,875,499
Veracyte Inc (b)	424,825	18,246,234
Verastem Inc (b)	224,815	1,200,512
Vericel Corp (b)	271,700	15,796,638
Verve Therapeutics Inc (b)(c)	373,724	2,096,592
Vigil Neuroscience Inc (b)	113,087	279,325
Viking Therapeutics Inc (b)	610,806	32,336,070
Vincerx Pharma Inc (b)	144,859	40,966
Vir Biotechnology Inc (b)	506,751	4,033,738
Viracta Therapeutics Inc (b)(c)	141,153	19,917
Viridian Therapeutics Inc (b)	351,457	7,573,898
Viridian Therapeutics Inc rights (b)(d)	167,699	2
Vistagen Therapeutics Inc (b)	128,267	364,278
Vor BioPharma Inc (b)	213,887	177,975
Voyager Therapeutics Inc (b)	251,079	1,722,402
vTv Therapeutics Inc Class A (b)	5,164	82,572
Werewolf Therapeutics Inc (b)	170,183	340,366
Windtree Therapeutics Inc (b)(c)	3,316	1,757
X4 Pharmaceuticals Inc (b)(c)	726,426	285,485
XBiotech Inc (b)(c)	110,787	843,089
Xencor Inc (b)	342,217	8,760,755
Xenetic Biosciences Inc (b)	7,582	32,678
Xilio Therapeutics Inc (b)	181,635	197,982
XOMA Royalty Corp (b)	44,512	1,488,926
Y-mAbs Therapeutics Inc (b)	186,505	2,223,140
Zentalis Pharmaceuticals Inc (b)	309,722	1,118,096
ZyVersa Therapeutics Inc Class A (b)(c)	4,950	5,297
		2,269,839,085
Health Care Equipment & Supplies - 1.7%
Accelerate Diagnostics Inc (b)(c)	74,473	123,625
Accuray Inc Del (b)	558,606	1,245,691
Adagio Medical Holdings Inc (c)	12,207	32,349
Aethlon Medical Inc (b)	73,375	30,084
Alphatec Holdings Inc (b)	557,230	5,839,770
AngioDynamics Inc (b)	218,585	1,514,794
Apyx Medical Corp (b)	163,702	263,560
Artivion Inc (b)	206,686	6,101,371
Aspira Women's Health Inc (b)(c)	57,501	49,451
AtriCure Inc (b)	269,960	9,761,754
Autonomix Medical Inc (c)	3,273	16,103
Avanos Medical Inc (b)	251,773	4,823,971
Avinger Inc (b)(c)	6,939	5,829
Axogen Inc (b)	244,924	3,404,444
Beyond Air Inc (b)(c)	193,374	99,588
Biomerica Inc (b)(c)	78,356	30,520
Bioventus Inc (b)	228,458	2,807,749
Bluejay Diagnostics Inc (b)(c)	402	1,430
Butterfly Network Inc Class A (b)	879,028	2,892,002
Catheter Precision Inc (b)	1,136	487
Cerus Corp (b)	1,028,722	1,903,136
ClearPoint Neuro Inc (b)	145,925	1,805,092
Co-Diagnostics Inc (b)	170,929	152,264
CONMED Corp	170,995	12,660,470
Cutera Inc (b)(c)	112,512	54,782
CVRx Inc (b)	67,342	1,031,679
CytoSorbents Corp (b)(c)	257,994	250,254
Delcath Systems Inc (b)	131,790	1,565,665
DENTSPLY SIRONA Inc	1,119,437	21,996,937
DIH Holdings US Inc Class A (b)(c)	124,126	173,776
Ekso Bionics Holdings Inc (b)	104,474	72,609
ElectroCore Inc (b)	28,664	349,701
Electromed Inc (b)	36,633	1,127,564
Embecta Corp	320,678	6,679,723
ENDRA Life Sciences Inc (b)(c)	34	193
Enovis Corp (b)	308,632	15,064,328
Envista Holdings Corp (b)	952,213	21,224,828
Envoy Medical Inc Class A (b)(c)	39,225	89,433
enVVeno Medical Corp (b)	75,006	233,269
Femasys Inc (b)(c)	113,421	127,032
FONAR Corp (b)	35,645	587,073
Fractyl Health Inc	40,303	103,176
Glaukos Corp (b)	304,754	43,777,912
Globus Medical Inc Class A (b)	626,299	53,617,457
Haemonetics Corp (b)	283,163	24,768,268
HeartBeam inc (b)	125,310	383,449
HeartSciences Inc (b)(c)	4,355	12,891
Helius Medical Technologies Inc (b)(c)	16,638	8,106
Hyperfine Inc Class A (b)	328,033	331,313
ICU Medical Inc (b)	135,533	22,221,991
Inari Medical Inc (b)	277,149	14,389,576
Innovative Eyewear Inc (b)(c)	5,523	37,391
Inogen Inc (b)	134,167	1,302,762
Inspire Medical Systems Inc (b)	165,444	31,890,985
Integer Holdings Corp (b)	185,762	26,099,561
Integra LifeSciences Holdings Corp (b)	368,850	9,066,333
Intelligent Bio Solutions Inc (b)(c)	17,525	28,040
iRadimed Corp	45,373	2,446,966
iRhythm Technologies Inc (b)	173,052	15,049,467
IRIDEX Corp (b)	70,630	129,253
Kewaunee Scientific Corp (b)	11,736	489,743
Know Labs Inc (b)(c)	473,244	114,667
KORU Medical Systems Inc (b)	244,278	972,226
Lantheus Holdings Inc (b)	385,055	34,373,860
LeMaitre Vascular Inc	113,208	12,112,124
LENSAR Inc (b)	54,329	409,097
LivaNova PLC (b)	300,604	15,781,710
LogicMark Inc (b)	252	458
Lucid Diagnostics Inc (b)(c)	100,891	100,881
Masimo Corp (b)	244,763	42,231,408
Merit Medical Systems Inc (b)	322,372	33,494,451
Microbot Medical Inc (b)(c)	80,359	78,286
Milestone Scientific Inc (b)	291,072	288,161
Modular Medical Inc (b)	166,064	282,309
Monogram Technologies Inc (b)	114,140	230,563
Myomo Inc (b)	126,696	712,032
NanoVibronix Inc (b)	17,248	12,462
NAYA Biosciences Inc (b)(c)	22,216	21,612
Neogen Corp (b)(c)	1,092,223	15,487,722
Neuraxis Inc (b)(c)	17,639	52,439
NeuroMetrix Inc (b)	8,808	39,196
Neuronetics Inc (b)	161,006	161,006
NeuroOne Medical Technologies Corp (b)	159,747	104,794
NeuroPace Inc (b)	80,078	848,827
Nevro Corp (b)	208,557	959,362
Nexalin Technology Inc (b)(c)	51,895	216,921
Nexgel Inc (b)	33,093	105,236
Novocure Ltd (b)	545,480	10,931,419
Nuwellis Inc (b)(c)	7,478	9,946
Omnicell Inc (b)	255,145	11,887,206
OraSure Technologies Inc (b)	410,735	1,560,793
Orchestra BioMed Holdings Inc (b)	149,781	843,267
Orthofix Medical Inc (b)	212,597	4,152,019
OrthoPediatrics Corp (b)	89,706	2,330,562
Outset Medical Inc (b)(c)	291,389	261,143
Owlet Inc Class A (b)	34,408	167,223
Paragon 28 Inc (b)(c)	220,440	2,272,736
PAVmed Inc (b)(c)	51,998	50,438
Penumbra Inc (b)	215,380	52,578,566
Precision Optics Corp Inc/Mass (b)	28,444	136,531
Predictive Oncology Inc (b)(c)	34,665	27,905
Pro-Dex Inc (b)(c)	12,615	643,365
PROCEPT BioRobotics Corp (b)	285,331	27,274,790
Pulmonx Corp (b)	220,712	1,423,592
Pulse Biosciences Inc (b)(c)	101,992	2,182,629
Pulse Biosciences Inc warrants 6/26/2029 (b)(c)	10,916	75,562
Pulse Biosciences Inc warrants 6/26/2030 (b)(c)	10,916	75,563
QT Imaging Holdings Inc (b)	60,645	32,991
QuidelOrtho Corp (b)	363,904	14,920,064
ReShape Lifesciences Inc (b)(c)	2,418	14,169
Retractable Technologies Inc (b)	56,181	34,832
Rockwell Medical Inc (b)	156,305	357,938
RxSight Inc (b)	189,196	8,869,508
Sanara Medtech Inc (b)(c)	19,980	726,073
SeaStar Medical Holding Corp Class A (b)(c)	22,937	57,343
Semler Scientific Inc (b)(c)	31,731	1,809,302
Senseonics Holdings Inc (b)(c)	3,030,289	943,632
Sensus Healthcare Inc (b)(c)	75,582	643,203
SI-BONE Inc (b)	206,851	2,804,900
Sight Sciences Inc (b)	177,864	709,677
SiNtx Technologies Inc (b)(c)	3,369	13,510
Spectral AI Inc Class A (b)(c)	48,722	93,546
STAAR Surgical Co (b)	273,122	7,947,850
Stereotaxis Inc (b)	419,048	1,001,525
Strata Skin Sciences Inc (b)	10,754	31,294
Surmodics Inc (b)	77,538	3,058,874
Tactile Systems Technology Inc (b)	133,941	2,617,207
Tandem Diabetes Care Inc (b)	361,557	11,074,491
Tela Bio Inc (b)(c)	80,669	253,301
Tenon Medical Inc (b)(c)	2,272	5,202
Tivic Health Systems Inc (b)	30,668	7,820
TransMedics Group Inc (b)	184,504	15,998,342
Treace Medical Concepts Inc (b)	244,726	2,085,066
UFP Technologies Inc (b)	40,419	13,052,103
Utah Medical Products Inc	18,256	1,191,204
Varex Imaging Corp (b)	225,315	3,758,254
Venus Concept Inc (b)(c)	22,944	7,544
Vicarious Surgical Inc Class A (b)(c)	17,310	242,167
Vivani Medical Inc (b)(c)	174,462	251,225
VolitionRX Ltd (b)	406,471	282,457
Xtant Medical Holdings Inc (b)	290,997	116,399
Zimvie Inc (b)	153,608	2,267,254
Zomedica Corp (b)(c)	5,546,507	709,953
Zynex Inc (b)(c)	87,034	724,123
		749,140,428
Health Care Providers & Services - 1.5%
23andMe Holding Co Class A (b)	90,142	320,004
Acadia Healthcare Co Inc (b)	514,999	20,924,409
Accolade Inc (b)	409,733	1,581,569
AdaptHealth Corp (b)	588,582	5,903,477
Addus HomeCare Corp (b)	99,050	12,167,302
agilon health Inc (b)	1,692,684	3,537,710
AirSculpt Technologies Inc (b)(c)	75,116	513,042
Alignment Healthcare Inc (b)	562,766	7,096,479
Amedisys Inc (b)	180,717	16,519,341
American Shared Hospital Services (b)	21,682	69,816
AMN Healthcare Services Inc (b)	210,761	5,486,109
Astrana Health Inc (b)	230,674	9,976,651
ATI Physical Therapy Inc (b)(c)	9,048	13,843
Aveanna Healthcare Holdings Inc (b)	323,153	1,877,519
Biodesix Inc (b)	409,165	589,198
BrightSpring Health Services Inc (b)	294,560	5,685,008
Brookdale Senior Living Inc (b)	1,084,677	6,160,965
Castle Biosciences Inc (b)	154,457	4,676,958
Chemed Corp	83,359	47,713,858
Clover Health Investments Corp Class A (b)	2,270,173	7,900,202
Community Health Systems Inc (b)	669,804	2,304,126
Concentra Group Holdings Parent Inc (c)	595,316	12,989,795
CorVel Corp (b)	50,135	18,319,329
Cosmos Health Inc (b)	89,372	71,408
Cross Country Healthcare Inc (b)	175,031	1,883,334
Cryo-Cell International Inc	22,702	196,826
DocGo Inc Class A (b)	492,223	2,131,326
Encompass Health Corp	557,717	57,411,388
Enhabit Inc (b)	280,935	2,171,628
Ensign Group Inc/The	314,478	45,979,828
Enzo Biochem Inc	214,953	232,149
Fulgent Genetics Inc (b)	108,548	1,986,428
GeneDx Holdings Corp Class A (b)(c)	110,857	8,690,080
Guardant Health Inc (b)	679,347	24,191,547
HealthEquity Inc (b)	481,956	48,937,812
Hims & Hers Health Inc Class A (b)(c)	1,045,913	33,699,317
Imac Holdings Inc (b)(c)	8,595	9,111
Infusystem Holdings Inc (b)	119,202	1,060,898
Innovage Holding Corp (b)	123,172	599,848
Inspire Veterinary Partners Inc Class A (b)(c)	19,064	4,211
Joint Corp/The (b)	85,422	994,312
Kindly MD Inc (b)(c)	7,403	8,662
LifeStance Health Group Inc (b)	724,729	5,449,962
Modivcare Inc (b)	61,070	1,147,505
MSP Recovery Inc Class A (b)(c)	3,065	4,751
National HealthCare Corp	68,000	8,513,600
National Research Corp Class A	82,831	1,628,457
NeoGenomics Inc (b)	709,906	12,586,633
NeueHealth Inc (b)(c)	19,506	98,505
Nutex Health Inc (b)	17,027	633,404
Oncology Institute Inc/The (b)(c)	190,985	30,940
Ontrak Inc (b)	6,312	11,362
OPKO Health Inc (b)(c)	1,943,880	2,993,575
Option Care Health Inc (b)	948,220	22,567,636
Owens & Minor Inc (b)	408,623	5,504,152
P3 Health Partners Inc Class A (b)	473,498	116,623
PACS Group Inc	204,114	3,227,042
Patterson Cos Inc	435,790	9,365,127
Pediatrix Medical Group Inc (b)	469,284	7,020,489
Pennant Group Inc/The (b)	167,371	5,218,628
Performant Financial Corp (b)	413,648	1,298,855
Precipio Inc (b)	7,107	42,642
Premier Inc Class A	584,310	13,380,699
Privia Health Group Inc (b)	569,275	12,228,027
Progyny Inc (b)	436,487	6,796,103
Psychemedics Corp (b)	25,602	59,653
RadNet Inc (b)	360,673	29,488,624
Regional Health Properties Inc (b)	4,119	7,149
Select Medical Holdings Corp	583,292	12,313,294
Sonida Senior Living Inc (b)(c)	28,183	734,449
SunLink Health Systems Inc (b)	24,606	21,162
Surgery Partners Inc (b)	413,869	9,866,637
Syra Health Corp Class A (b)	21,454	9,397
Talkspace Inc Class A (b)	769,611	2,632,070
Tenet Healthcare Corp (b)	531,462	75,828,999
US Physical Therapy Inc	83,261	8,222,856
Viemed Healthcare Inc (b)	189,151	1,639,939
Vivos Therapeutics Inc (b)(c)	18,128	61,816
		683,337,585
Health Care Technology - 0.7%
Aclarion Inc (b)	33,266	6,021
American Well Corp (b)	74,968	717,444
Bullfrog AI Holdings Inc (b)(c)	25,215	53,708
CareCloud Inc (b)	48,214	152,356
Certara Inc (b)	608,461	6,820,848
DarioHealth Corp (b)(c)	150,442	118,804
Definitive Healthcare Corp Class A (b)	304,147	1,438,615
Doximity Inc Class A (b)	693,965	36,780,145
Evolent Health Inc Class A (b)	589,121	7,611,443
Firefly Neuroscience Inc (b)(c)	33,164	103,140
Forian Inc (b)	89,533	184,438
GoodRx Holdings Inc Class A (b)(c)	463,030	2,241,065
Health Catalyst Inc (b)	335,406	2,961,635
Healthcare Triangle Inc (b)(c)	8,092	5,704
HealthStream Inc	130,565	4,321,702
iCAD Inc (b)	142,221	246,042
iCoreConnect Inc (b)	44,054	7,489
iSpecimen Inc (b)(c)	2,596	11,137
LifeMD Inc (b)(c)	211,249	1,392,131
Multiplan Corp Class A (b)(c)	32,258	254,516
OptimizeRx Corp (b)	91,707	499,803
Phreesia Inc (b)	304,602	6,405,780
Schrodinger Inc/United States (b)	307,899	6,949,280
Scienture Holdings Inc	3,506	26,681
SCWorx Corp (b)(c)	5,455	12,983
Simulations Plus Inc	90,650	2,879,951
Streamline Health Solutions Inc (b)	19,030	51,191
Teladoc Health Inc (b)	948,409	11,361,940
TruBridge Inc (b)	68,067	1,221,803
Veeva Systems Inc Class A (b)	824,542	187,871,895
VSee Health Inc (b)(c)	28,779	60,436
Waystar Holding Corp (b)(c)	247,507	7,643,016
		290,413,142
Life Sciences Tools & Services - 1.0%
10X Genomics Inc Class A (b)	590,760	9,393,084
Adaptive Biotechnologies Corp (b)	622,918	3,700,133
Akoya Biosciences Inc (b)(c)	126,170	277,574
Alpha Teknova Inc (b)	74,869	559,271
Applied Dna Sciences Inc (b)(c)	57,643	8,762
Avantor Inc (b)	3,767,391	79,341,254
Azenta Inc (b)	270,651	12,506,783
Bio-Rad Laboratories Inc Class A (b)	106,094	36,128,190
BioLife Solutions Inc (b)	200,103	5,496,829
Bionano Genomics Inc (b)(c)	488,838	124,947
Bruker Corp	610,304	35,367,117
Champions Oncology Inc (b)(c)	31,325	129,686
ChromaDex Corp (b)	297,231	2,294,623
Codexis Inc (b)	401,175	1,837,382
Conduit Pharmaceuticals Inc Class A (b)(c)	70,452	7,517
CryoPort Inc (b)	273,030	1,933,052
Cytek Biosciences Inc (b)	594,901	3,884,704
Fortrea Holdings Inc (b)	493,941	10,397,458
Harvard Bioscience Inc (b)	228,777	503,309
Illumina Inc (b)	883,086	127,296,847
Inotiv Inc (b)(c)	131,224	480,280
Lifecore Biomedical Inc (b)(c)	162,973	1,207,630
Maravai LifeSciences Holdings Inc Class A (b)	657,623	3,728,722
MaxCyte Inc (United States) (b)	586,905	2,083,513
Medpace Holdings Inc (b)	140,969	48,018,270
Mesa Laboratories Inc	30,107	3,526,734
Nautilus Biotechnology Inc Class A (b)(c)	269,994	604,787
OmniAb Inc (b)(c)	532,045	2,080,296
Pacific Biosciences of California Inc (b)(c)	1,405,606	2,684,707
Personalis Inc (b)	249,140	989,086
Quanterix Corp (b)	199,867	2,464,360
Quantum-Si Inc Class A (b)	597,920	747,400
Rapid Micro Biosystems Inc Class A (b)(c)	85,266	89,529
Repligen Corp (b)	287,804	43,326,014
Seer Inc Class A (b)	237,902	587,618
Singular Genomics Systems Inc (b)	9,818	213,542
Sotera Health Co (b)	843,919	11,114,413
Standard BioTools Inc (b)	1,672,582	3,077,551
		458,212,974
Pharmaceuticals - 1.1%
60 Degrees Pharmaceuticals Inc (b)(c)	3,875	4,107
Aclaris Therapeutics Inc (b)	401,142	1,632,648
Adial Pharmaceuticals Inc (b)(c)	34,909	34,909
ALT5 Sigma Corp (b)	66,097	152,684
Alto Neuroscience Inc	120,689	532,238
Alumis Inc (c)	77,273	715,548
Amneal Intermediate Inc Class A (b)	811,518	6,711,254
Amphastar Pharmaceuticals Inc (b)	209,593	9,471,508
Amylyx Pharmaceuticals Inc (b)	290,972	1,611,985
AN2 Therapeutics Inc (b)	118,481	197,863
Anebulo Pharmaceuticals Inc (b)(c)	53,081	76,437
ANI Pharmaceuticals Inc (b)	91,527	5,238,090
Aquestive Therapeutics Inc (b)(c)	387,595	1,972,859
Arvinas Inc (b)	354,136	9,462,514
Assertio Holdings Inc (b)(c)	538,134	538,134
Atea Pharmaceuticals Inc (b)	421,105	1,440,179
Athira Pharma Inc (b)(c)	171,204	112,173
Avenue Therapeutics Inc (b)(c)	6,593	14,109
Axsome Therapeutics Inc (b)	223,524	21,954,527
Aytu BioPharma Inc (b)	33,055	53,219
Biofrontera Inc (b)(c)	14,858	13,075
Biote Corp Class A (b)	124,607	823,652
Cadrenal Therapeutics Inc (b)(c)	3,195	48,532
CalciMedica Inc (b)	33,092	114,167
Cara Therapeutics Inc (b)	259,889	79,006
Cassava Sciences Inc (b)(c)	249,913	959,666
cbdMD Inc (b)(c)	8,992	4,428
Cingulate Inc (b)(c)	4,511	19,668
Citius Pharmaceuticals Inc (b)(c)	37,744	125,310
Clearside Biomedical Inc (b)	388,020	407,421
CNS Pharmaceuticals Inc (b)(c)	161,121	18,046
Cocrystal Pharma Inc (b)(c)	38,120	77,002
Cognition Therapeutics Inc (b)(c)	191,001	76,782
Collegium Pharmaceutical Inc (b)	177,666	5,418,813
Context Therapeutics Inc (b)	293,146	445,582
Contineum Therapeutics Inc Class A (c)	31,147	464,402
Corcept Therapeutics Inc (b)	515,670	29,743,846
CorMedix Inc (b)(c)	310,480	3,061,333
Cumberland Pharmaceuticals Inc (b)(c)	40,473	56,662
Dare Bioscience Inc (b)(c)	48,225	164,447
Durect Corp (b)(c)	173,928	153,057
Edgewise Therapeutics Inc (b)	321,941	10,624,053
Elanco Animal Health Inc (b)	2,739,391	36,187,355
Elanco Animal Health Inc rights (b)(d)	223,265	2
Enliven Therapeutics Inc (b)(c)	161,536	3,938,248
Enliven Therapeutics Inc rights (b)(d)	72,018	0
Enveric Biosciences Inc (b)(c)	42,094	14,106
Esperion Therapeutics Inc New (b)(c)	1,016,410	2,845,948
Eton Pharmaceuticals Inc (b)	139,364	1,885,595
Evoke Pharma Inc (b)	2,404	10,650
Evolus Inc (b)	274,072	3,752,046
Eyenovia Inc (b)(c)	287,770	28,489
EyePoint Pharmaceuticals Inc (b)(c)	296,542	2,624,397
Fulcrum Therapeutics Inc (b)	281,094	1,082,212
Harmony Biosciences Holdings Inc (b)	211,417	7,329,827
Harrow Inc (b)	168,506	7,062,086
Hepion Pharmaceuticals Inc (b)(c)	31,782	21,294
Hoth Therapeutics Inc (b)(c)	35,834	31,136
IGC Pharma Inc (b)(c)	384,719	143,500
Ikena Oncology Inc (b)	133,540	231,024
Impact BioMedical Inc (b)	26,770	78,168
Innoviva Inc (b)(c)	301,003	5,716,047
Intra-Cellular Therapies Inc (b)	544,612	46,646,018
Jaguar Health Inc (b)(c)	51,315	53,368
Jazz Pharmaceuticals PLC (b)	342,200	41,608,098
Journey Medical Corp (b)	56,863	328,668
Kiora Pharmaceuticals Inc (b)(c)	13,347	43,511
Ligand Pharmaceuticals Inc (b)	101,053	12,274,909
Ligand Pharmaceuticals Inc rights (b)	26,087	365
Ligand Pharmaceuticals Inc rights (b)	26,087	3,391
Ligand Pharmaceuticals Inc rights (b)	26,087	104
Ligand Pharmaceuticals Inc rights (b)	26,087	98
Lipocine Inc (b)	30,278	135,040
Liquidia Corp (b)	236,390	2,730,305
Lyra Therapeutics Inc (b)(c)	231,243	47,914
Marinus Pharmaceuticals Inc (b)(c)	281,756	91,458
Mind Medicine MindMed Inc (b)(c)	404,863	3,307,731
Mira Pharmaceuticals Inc (b)(c)	59,979	77,373
Nektar Therapeutics (b)	928,422	1,058,401
Neumora Therapeutics Inc (b)	461,628	4,588,582
NovaBay Pharmaceuticals Inc (b)	25,681	15,486
NRX Pharmaceuticals Inc (b)(c)	43,225	56,625
Nutriband Inc (b)	29,141	139,877
Nuvation Bio Inc Class A (b)	939,452	2,724,411
Ocular Therapeutix Inc (b)(c)	699,755	6,920,577
Omeros Corp (b)(c)	325,627	3,695,866
Optinose Inc (b)	659,828	329,980
Opus Genetics Inc (b)(c)	141,974	157,591
Opus Genetics Inc rights (b)(d)	5,723	0
Organon & Co	1,425,192	22,617,797
Pacira BioSciences Inc (b)	254,408	4,302,039
Perrigo Co PLC	754,788	21,541,650
Petros Pharmaceuticals Inc (b)(c)	35,024	9,611
Phathom Pharmaceuticals Inc (b)	197,619	1,752,881
Phibro Animal Health Corp Class A	113,512	2,652,775
Pliant Therapeutics Inc (b)	294,784	4,068,019
Prestige Consumer Healthcare Inc (b)	273,952	23,222,911
Processa Pharmaceuticals Inc (b)(c)	16,811	19,669
ProPhase Labs Inc (b)(c)	87,123	67,250
Pulmatrix Inc (b)	18,127	120,363
Rani Therapeutics Holdings Inc Class A (b)(c)	88,262	178,289
Rapport Therapeutics Inc (b)(c)	47,258	1,079,373
Relmada Therapeutics Inc (b)(c)	155,993	471,099
Revance Therapeutics Inc (b)	496,529	1,792,470
Reviva Pharmaceuticals Holdings Inc (b)(c)	145,908	180,926
Royalty Pharma PLC Class A	2,147,389	57,249,391
Satsuma Pharmaceuticals Inc rights (b)(d)	101,138	1
scPharmaceuticals Inc (b)(c)	153,006	553,882
SCYNEXIS Inc (b)(c)	214,670	294,098
Seelos Therapeutics Inc rights (b)(c)(d)	3,233	0
Senestech Inc (b)(c)	2,716	6,110
SIGA Technologies Inc (c)	229,314	1,669,406
Sonoma Pharmaceuticals Inc (b)(c)	5,342	14,904
Supernus Pharmaceuticals Inc (b)	303,965	11,116,000
Talphera Inc (b)(c)	96,456	68,194
Tarsus Pharmaceuticals Inc (b)	191,832	10,061,588
Telomir Pharmaceuticals Inc (c)	93,272	371,223
Terns Pharmaceuticals Inc (b)	245,305	1,530,703
TFF Pharmaceuticals Inc (b)	20,483	6,909
TherapeuticsMD Inc (b)	64,196	91,158
Theravance Biopharma Inc (b)	190,851	1,765,372
Third Harmonic Bio Inc (b)(c)	96,930	1,236,827
Titan Pharmaceuticals Inc (b)(c)	3,146	12,018
TNF Pharmaceuticals Inc (b)(c)	11,426	12,797
Traws Pharma Inc (b)(c)	5,560	25,242
Traws Pharma Inc rights (b)(d)	104,398	1
Trevi Therapeutics Inc (b)	296,554	854,076
Ventyx Biosciences Inc (b)(c)	340,595	912,795
Verrica Pharmaceuticals Inc (b)(c)	107,756	137,928
Virpax Pharmaceuticals Inc (b)(c)	25,307	11,669
VYNE Therapeutics Inc (b)	69,685	206,268
WaVe Life Sciences Ltd (b)	629,637	9,507,519
Xeris Biopharma Holdings Inc (b)	827,803	2,715,194
Xeris Biopharma Holdings Inc rights (b)(d)	264,044	2
Zevra Therapeutics Inc (b)	271,777	2,535,679
		501,887,888
TOTAL HEALTH CARE		4,952,831,102

Industrials - 17.7%
Aerospace & Defense - 1.4%
AAR Corp (b)	194,804	13,542,774
AeroVironment Inc (b)	155,436	30,232,302
AerSale Corp (b)	170,417	1,073,627
Air Industries Group (b)(c)	12,462	57,948
Archer Aviation Inc Class A (b)(c)	1,214,088	11,618,822
Astronics Corp (b)	163,315	2,637,537
BWX Technologies Inc	506,833	66,319,098
Byrna Technologies Inc (b)	101,735	1,966,538
Cadre Holdings Inc	142,942	4,772,833
CPI Aerostructures Inc (b)	58,235	221,875
Curtiss-Wright Corp	212,406	79,361,254
Ducommun Inc (b)	73,691	4,937,297
Eve Holding Inc Class A (b)(c)	277,501	1,162,729
HEICO Corp	223,871	61,199,615
HEICO Corp Class A	410,388	86,645,219
Hexcel Corp	453,317	28,735,765
Innovative Solutions And Support Inc (b)	60,190	467,074
Intuitive Machines Inc Class A (b)(c)	307,770	5,032,040
Kratos Defense & Security Solutions Inc (b)	836,554	22,662,248
Leonardo DRS Inc (b)	408,687	14,210,047
Loar Holdings Inc (c)	64,583	5,946,803
Mercury Systems Inc (b)	279,475	11,494,807
Momentus Inc Class A (b)(c)	94,948	57,567
Moog Inc Class A	159,203	35,226,848
National Presto Industries Inc	28,774	2,293,863
Optex Systems Holdings Inc (b)	32,384	288,218
Park Aerospace Corp	107,749	1,649,637
Redwire Corp Class A (b)(c)	135,895	1,897,094
Rocket Lab USA Inc Class A (b)(c)	1,922,266	52,439,416
Sidus Space Inc Class A (b)(c)	22,534	33,801
SIFCO Industries Inc (b)	20,230	75,053
Spirit AeroSystems Holdings Inc Class A (b)	643,964	20,838,675
Triumph Group Inc (b)	428,940	8,257,095
V2X Inc (b)	78,736	4,743,844
Virgin Galactic Holdings Inc Class A (b)(c)	149,916	1,094,387
VirTra Inc (b)	59,346	464,679
Woodward Inc	330,887	59,665,544
		643,323,973
Air Freight & Logistics - 0.1%
Air T Inc (b)(c)	4,475	88,337
Air Transport Services Group Inc (b)	278,669	6,119,571
Forward Air Corp Class A (c)	105,876	3,884,590
GXO Logistics Inc (b)	662,553	40,303,099
Hub Group Inc Class A	341,024	17,610,479
Radiant Logistics Inc (b)	260,614	1,949,393
		69,955,469
Building Products - 2.1%
AAON Inc	372,752	50,821,008
Advanced Drainage Systems Inc	391,137	52,916,925
Alpha Pro Tech Ltd (b)	53,367	282,845
American Woodmark Corp (b)	86,379	7,841,486
Apogee Enterprises Inc	121,065	10,194,884
Armstrong World Industries Inc	241,722	38,634,427
AZEK Co Inc/The Class A (b)	802,829	42,646,276
AZZ Inc	164,894	15,358,227
Carlisle Cos Inc	255,725	116,789,608
CEA Industries Inc (b)	2,380	14,494
CSW Industrials Inc	92,233	38,958,297
Fortune Brands Innovations Inc	688,472	53,907,358
Gibraltar Industries Inc (b)	168,154	12,181,076
Griffon Corp	226,425	19,087,628
Hayward Holdings Inc (b)	787,008	12,718,049
Insteel Industries Inc	109,469	3,227,146
Janus International Group Inc (b)	805,771	6,027,167
JELD-WEN Holding Inc (b)	463,816	5,050,956
Jewett-Cameron Trading Co Ltd (b)	17,485	75,011
Lennox International Inc	177,843	118,644,401
Masterbrand Inc (b)	702,084	12,146,053
Northann Corp (b)	37,373	9,447
Owens Corning	482,212	99,152,431
Quanex Building Products Corp	261,024	7,768,074
Resideo Technologies Inc (b)	809,335	21,997,725
Simpson Manufacturing Co Inc	233,638	44,017,399
Tecnoglass Inc	122,351	9,916,549
Trex Co Inc (b)	603,436	45,275,803
UFP Industries Inc	337,454	45,859,999
Zurn Elkay Water Solutions Corp	793,848	31,611,027
		923,131,776
Commercial Services & Supplies - 1.1%
ABM Industries Inc	347,685	19,877,151
ACCO Brands Corp	536,867	3,124,566
Acme United Corp	18,145	807,634
ACV Auctions Inc Class A (b)	844,265	19,097,274
American Rebel Holdings Inc (b)(c)	5,495	11,265
Aqua Metals Inc (b)(c)	37,266	89,066
Aris Water Solutions Inc Class A	148,911	4,005,706
Avalon Holdings Corp Class A (b)	7,017	22,840
Bitcoin Depot Inc Class A (b)(c)	53,628	106,720
Brady Corp Class A	243,125	18,207,631
Bridger Aerospace Group Holdings Inc (b)(c)	119,386	328,312
BrightView Holdings Inc (b)	319,712	5,467,075
Brink's Co/The	243,936	23,591,051
Casella Waste Systems Inc Class A (b)	341,065	38,611,969
CECO Environmental Corp (b)	159,594	5,114,988
Clean Harbors Inc (b)	281,161	73,127,165
CompX International Inc Class A	8,571	236,645
CoreCivic Inc (b)	608,600	13,590,038
Deluxe Corp	243,307	5,637,423
Driven Brands Holdings Inc (b)	326,152	5,495,661
DSS Inc (b)(c)	4,225	4,310
Ennis Inc	146,930	3,134,017
Enviri Corp (b)	444,025	3,285,785
Fuel Tech Inc (b)	135,287	144,757
GEO Group Inc/The (b)	754,031	21,497,424
Greenwave Technology Solutions Inc (b)(c)	55,091	18,053
Healthcare Services Group Inc (b)	408,745	5,043,913
HNI Corp	260,771	14,772,677
Interface Inc	324,492	8,615,263
Knightscope Inc Class A (b)(c)	15,071	271,127
LanzaTech Global Inc Class A (b)(c)	456,607	566,193
Liquidity Services Inc (b)	125,176	3,200,750
Matthews International Corp Class A	169,787	5,120,776
MillerKnoll Inc	386,981	9,728,702
Mobile Infrastructure Corp Class A (b)(c)	162,002	534,607
Montrose Environmental Group Inc (b)	176,693	3,325,362
MSA Safety Inc	217,611	37,822,968
NL Industries Inc	48,748	387,547
Odyssey Marine Exploration Inc (b)	98,029	45,485
OPENLANE Inc (b)	599,609	12,112,102
Perma-Fix Environmental Services Inc (b)(c)	81,783	1,167,861
Pitney Bowes Inc	866,741	6,985,932
Quad/Graphics Inc Class A	174,174	1,257,536
Quest Resource Holding Corp (b)	80,993	592,059
Royalty Management Holding Corp Class A (b)(c)	41,054	42,286
Steelcase Inc Class A	518,373	6,982,484
Team Inc (b)	24,571	414,758
Tetra Tech Inc	1,484,038	61,602,418
TOMI Environmental Solutions Inc (b)	76,550	56,272
UniFirst Corp/MA	82,975	16,667,188
Vestis Corp	634,174	10,197,518
Viad Corp (b)	116,505	5,210,104
Virco Mfg. Corp (c)	53,377	876,450
VSE Corp	88,949	10,430,160
Wilhelmina International Inc (b)(c)	5,221	20,727
		488,685,751
Construction & Engineering - 1.8%
AECOM	743,044	86,913,857
Ameresco Inc Class A (b)	179,355	5,052,430
API Group Corp (b)	1,339,330	50,599,887
Arcosa Inc	269,768	29,307,596
Argan Inc	70,523	10,997,357
Bowman Consulting Group Ltd (b)	81,532	2,233,161
Centuri Holdings Inc (c)	69,191	1,370,674
Comfort Systems USA Inc	197,219	97,282,216
Concrete Pumping Holdings Inc (b)	136,534	944,815
Construction Partners Inc Class A (b)	242,525	24,642,965
Dycom Industries Inc (b)	160,793	29,129,260
EMCOR Group Inc	258,824	132,031,299
Everus Construction Group Inc	282,459	17,981,340
Fluor Corp (b)	949,796	53,312,049
FTE Networks Inc (b)(c)(d)	20,159	0
Granite Construction Inc	242,035	24,051,018
Great Lakes Dredge & Dock Corp (b)	374,306	4,727,485
IES Holdings Inc (b)	46,584	14,434,285
INNOVATE Corp (b)(c)	68,094	412,650
Limbach Holdings Inc (b)	56,846	5,655,609
MasTec Inc (b)	340,213	49,011,085
Matrix Service Co (b)	134,660	1,785,592
MYR Group Inc (b)	91,338	14,422,270
Nocera Inc (b)	42,807	42,661
Northwest Pipe Co (b)	55,667	3,120,970
Orion Group Holdings Inc (b)	166,533	1,452,168
Primoris Services Corp	297,566	24,909,250
Safe & Green Holdings Corp (b)(c)	8,232	4,034
Shimmick Corp (b)	8,045	18,504
Southland Holdings Inc (b)	49,933	163,780
Sterling Infrastructure Inc (b)	170,425	33,139,141
Tutor Perini Corp (b)	244,174	6,636,649
Valmont Industries Inc	111,687	38,851,440
WillScot Holdings Corp (b)	1,044,429	39,938,965
		804,576,462
Electrical Equipment - 1.6%
374Water Inc (b)	400,012	393,612
Acuity Brands Inc	170,570	54,700,093
Advent Technologies Holdings Inc (b)(c)	11,900	58,310
Allient Inc	80,031	2,078,405
American Superconductor Corp (b)	210,811	7,180,223
Amprius Technologies Inc (b)(c)	212,474	454,694
Array Technologies Inc (b)	791,199	5,308,945
Atkore Inc	198,409	18,711,953
Babcock & Wilcox Enterprises Inc (b)	332,160	657,677
Beam Global (b)(c)	76,464	295,916
Blink Charging Co (b)(c)	572,249	909,876
Bloom Energy Corp Class A (b)(c)	1,096,054	30,086,682
Broadwind Inc (b)	116,297	219,801
ChargePoint Holdings Inc Class A (b)(c)	2,172,518	2,650,472
Complete Solaria Inc Class A (b)(c)	143,565	288,566
ConnectM Technology Solutions Inc Class A (b)(c)	84,383	76,789
Dragonfly Energy Holdings Corp (b)(c)	15,097	58,878
Energous Corp (b)(c)	43,036	21,904
Energy Focus Inc (b)	18,982	28,473
Energy Vault Holdings Inc Class A (b)(c)	536,913	1,106,041
EnerSys	223,117	21,566,489
Enovix Corp Class B (b)(c)	830,798	7,684,882
Eos Energy Enterprises Inc (b)(c)	1,193,708	3,521,439
Espey Mfg. & Electronics Corp	13,633	411,444
ESS Tech Inc Class A (b)(c)	25,052	156,826
Expion360 Inc (b)(c)	2,247	5,190
Fluence Energy Inc Class A (b)(c)	344,498	6,480,007
Flux Power Holdings Inc (b)	68,603	130,346
FTC Solar Inc (b)(c)	424,871	133,792
FuelCell Energy Inc (b)(c)	93,953	1,115,222
GrafTech International Ltd (b)	1,065,161	2,087,716
Ideal Power Inc (b)	39,192	247,302
KULR Technology Group Inc (b)(c)	871,866	1,011,365
LSI Industries Inc	143,744	2,938,127
NeoVolta Inc (b)(c)	159,177	810,211
Net Power Inc Class A (b)(c)	197,370	2,528,310
NEXTracker Inc Class A (b)	793,292	30,272,023
NuScale Power Corp Class A (b)(c)	469,610	13,923,937
Nuvve Holding Corp (b)(c)	3,085	11,259
nVent Electric PLC	921,954	72,198,218
Ocean Power Technologies Inc (b)(c)	512,549	256,275
Orion Energy Systems Inc (b)	176,308	147,746
Pioneer Power Solutions Inc	48,766	290,158
Plug Power Inc (b)(c)	4,526,703	10,139,815
Polar Power Inc (b)(c)	8,935	27,341
Powell Industries Inc	51,516	13,774,348
Preformed Line Products Co	15,987	2,174,552
Regal Rexnord Corp	368,992	63,728,608
Sensata Technologies Holding PLC	837,274	26,909,986
Servotronics Inc (b)(c)	7,292	80,650
SES AI Corp Class A (b)(c)	850,236	297,753
Shoals Technologies Group Inc (b)	936,950	4,890,879
SKYX Platforms Corp (b)(c)	366,841	385,183
SolarMax Technology Inc (b)(c)	24,996	43,243
Solidion Technology Inc Class A (b)	113,688	46,351
Stardust Power Inc Class A (b)(c)	45,408	301,963
Stem Inc Class A (b)(c)	926,962	363,555
SUNation Energy Inc (b)	699	2,271
SUNation Energy Inc rights (b)(d)	13,969	0
Sunrun Inc (b)	1,234,683	14,235,895
Thermon Group Holdings Inc (b)	185,459	5,853,086
Tigo Energy Inc (b)	119,007	109,486
TPI Composites Inc (b)(c)	219,586	447,955
Ultralife Corp (b)	53,776	412,462
Vertiv Holdings Co Class A	2,079,881	265,392,816
Vicor Corp (b)	127,537	6,786,244
Westwater Resources Inc (b)	319,603	188,054
Zeo Energy Corp Class A (b)(c)	13,583	17,793
		709,825,883
Ground Transportation - 1.1%
ArcBest Corp	131,142	15,118,050
Avis Budget Group Inc	94,396	10,295,772
Covenant Logistics Group Inc Class A	44,750	2,599,080
Ftai Infrastructure Inc	581,665	5,031,402
Heartland Express Inc	242,498	3,096,699
Hertz Global Holdings Inc (b)(c)	670,019	3,296,493
Knight-Swift Transportation Holdings Inc	898,228	53,318,814
Landstar System Inc	196,566	36,545,551
Lyft Inc Class A (b)	1,999,405	34,709,671
Marten Transport Ltd	315,595	5,485,041
PAMT CORP (b)	32,049	607,969
Proficient Auto Logistics Inc	86,471	901,028
RXO Inc (b)	760,118	22,917,558
Ryder System Inc	239,997	40,521,093
Saia Inc (b)	147,449	83,910,277
Schneider National Inc Class B	259,963	8,737,356
U-Haul Holding Co (b)	64,938	4,589,168
U-Haul Holding Co Class N	543,507	33,936,578
Universal Logistics Holdings Inc	40,469	2,108,840
Werner Enterprises Inc	342,936	14,019,224
XPO Inc (b)	645,334	98,355,355
		480,101,019
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (b)(c)	5,817	34,640
Hyperscale Data Inc (d)	4,130	0
		34,640
Machinery - 3.3%
3D Systems Corp (b)(c)	741,616	2,202,600
AGCO Corp	343,551	34,770,797
AgEagle Aerial Systems Inc (b)(c)	1,404	12,215
Agrify Corp (b)(c)	2,597	147,380
AirJoule Technologies Corp Class A (b)(c)	85,737	654,173
Alamo Group Inc	57,301	11,457,335
Albany International Corp Class A	172,975	14,339,628
Allison Transmission Holdings Inc	483,148	57,253,038
Art's-Way Manufacturing Co Inc (b)	10,852	18,123
Astec Industries Inc	126,940	4,901,153
Atmus Filtration Technologies Inc	460,687	19,943,140
Barnes Group Inc	252,875	11,844,665
Blue Bird Corp (b)	179,243	7,286,228
Chart Industries Inc (b)(c)	233,231	45,071,891
Chicago Rivet & Machine CO	3,978	67,785
Cleancore Solutions Inc (b)(c)	7,966	12,187
ClearSign Technologies Corp (b)	290,459	342,742
CNH Industrial NV Class A	4,869,193	61,157,064
Columbus McKinnon Corp/NY	160,753	6,315,985
Commercial Vehicle Group Inc (b)	165,603	399,103
Crane Co	269,437	49,059,089
Desktop Metal Inc (b)(c)	130,852	544,344
Donaldson Co Inc	666,697	52,035,701
Douglas Dynamics Inc	128,755	3,333,467
Eastern Co/The	32,770	941,154
Energy Recovery Inc (b)	319,787	4,975,886
Enerpac Tool Group Corp Class A	299,548	14,456,186
Enpro Inc	116,177	21,969,071
Esab Corp	314,516	40,597,725
ESCO Technologies Inc	142,582	21,160,595
Federal Signal Corp	338,899	33,012,152
Flowserve Corp	729,163	44,493,526
Franklin Electric Co Inc	217,184	23,521,027
FreightCar America Inc (b)	80,349	787,420
Gates Industrial Corp PLC (b)	1,255,266	27,816,695
Gencor Industries Inc (b)	57,735	1,281,140
Gorman-Rupp Co/The	113,291	4,826,197
Graco Inc	936,895	85,332,397
Graham Corp (b)	57,475	2,576,030
Greenbrier Cos Inc/The	172,607	11,737,276
Helios Technologies Inc	183,541	9,602,865
Hillenbrand Inc	388,604	13,224,194
Hillman Solutions Corp Class A (b)	1,086,357	12,384,470
Hurco Cos Inc	33,334	777,349
Hydrofarm Holdings Group Inc (b)(c)	235,237	191,977
Hyliion Holdings Corp Class A (b)(c)	699,017	2,579,373
Hyster-Yale Inc Class A	61,233	3,443,744
Hyzon Motors Inc Class A (b)(c)	18,414	30,751
ITT Inc	452,900	70,706,748
John Bean Technologies Corp	176,122	22,194,894
Kadant Inc	65,079	26,863,960
Kennametal Inc	432,549	12,414,156
L B Foster Co Class A (b)	57,552	1,653,469
Laser Photonics Corp (b)	32,539	181,893
Lincoln Electric Holdings Inc	314,077	68,619,543
Lindsay Corp	60,131	7,983,593
LiqTech International Inc (b)(c)	22,052	40,796
Manitex International Inc (b)	81,683	468,044
Manitowoc Co Inc/The (b)	191,691	2,037,675
Markforged Holding Corp Class A (b)(c)	66,686	266,077
Mayville Engineering Co Inc (b)	69,127	1,164,790
Microvast Holdings Inc (b)(c)	1,038,424	789,202
Middleby Corp/The (b)	298,345	42,779,690
Miller Industries Inc/TN	63,901	4,704,392
Mueller Industries Inc	628,644	50,775,576
Mueller Water Products Inc Class A1	864,015	21,634,936
Nature's Miracle California Inc (c)	1,952	5,016
Nauticus Robotics Inc (b)(c)	18,585	22,488
Nephros Inc (b)	54,553	82,375
Nikola Corp (b)(c)	261,478	525,571
NN Inc (b)(c)	260,163	1,038,050
Nuburu Inc Class A (b)	12,385	5,789
Omega Flex Inc	19,943	985,583
Oshkosh Corp	360,962	41,008,893
Palladyne AI Corp Class A (b)(c)	96,581	623,913
Park-Ohio Holdings Corp	45,022	1,448,358
Perma-Pipe International Holdings Inc (b)	42,784	656,307
Proto Labs Inc (b)	140,705	5,795,639
RBC Bearings Inc (b)	160,973	53,943,662
REV Group Inc	288,685	8,955,009
Richtech Robotics Inc Class B (b)	121,840	90,162
Shyft Group Inc/The	175,198	2,470,292
SPX Technologies Inc (b)	256,230	45,209,221
Standex International Corp	65,331	13,581,662
Symbotic Inc Class A (b)(c)	211,817	5,697,877
Taylor Devices Inc (b)	17,743	853,083
TechPrecision Corp (b)	46,934	173,186
Tennant CO	104,203	9,208,419
Terex Corp	371,422	20,350,211
Timken Co/The	354,165	27,430,079
Titan International Inc (b)	266,842	1,953,283
Toro Co/The	575,952	50,153,900
Trinity Industries Inc	457,247	17,238,212
Twin Disc Inc	60,772	760,258
Urban-Gro Inc (b)(c)	48,304	73,422
Wabash National Corp	244,401	4,846,472
Watts Water Technologies Inc Class A	151,552	32,703,406
Xos Inc (b)(c)	23,117	97,554
		1,448,155,819
Marine Transportation - 0.2%
Genco Shipping & Trading Ltd	238,796	3,789,693
Kirby Corp (b)	320,951	40,603,511
Lakeside Holding Ltd (c)	8,048	20,119
Matson Inc	186,181	28,519,206
Pangaea Logistics Solutions Ltd	196,746	1,082,103
		74,014,632
Passenger Airlines - 0.4%
Alaska Air Group Inc (b)	699,723	36,805,430
Allegiant Travel Co	80,355	6,576,253
American Airlines Group Inc (b)	3,645,988	52,939,746
Blade Air Mobility Inc (b)	340,032	1,611,752
flyExclusive Inc Class A (b)	22,093	48,605
Frontier Group Holdings Inc (b)(c)	444,623	2,592,152
Jet.AI Inc Class A (b)(c)	263	1,285
JetBlue Airways Corp (b)	1,651,984	9,862,344
Joby Aviation Inc Class A (b)(c)	2,636,934	23,600,559
Mesa Air Group Inc (b)	182,722	197,340
SkyWest Inc (b)	221,720	25,440,153
Sun Country Airlines Holdings Inc (b)	215,361	3,099,045
Surf Air Mobility Inc (b)(c)	51,025	204,610
Volato Group Inc Class A (b)(c)	79,530	20,726
Wheels Up Experience Inc Class A (b)	510,193	1,275,483
		164,275,483
Professional Services - 2.4%
Alight Inc Class A	2,511,129	20,089,032
Asure Software Inc (b)(c)	141,324	1,383,562
Barrett Business Services Inc	144,185	6,186,978
BGSF Inc	56,237	316,614
BlackSky Technology Inc Class A (b)	67,585	789,393
Booz Allen Hamilton Holding Corp Class A	716,303	106,141,779
CACI International Inc (b)	123,612	56,846,687
Cbiz Inc (b)	276,326	22,819,001
Clarivate PLC (b)(c)	2,517,638	14,426,066
Concentrix Corp (c)	261,042	11,733,838
Conduent Inc (b)	826,734	3,083,718
CRA International Inc	37,515	7,316,550
CSG Systems International Inc	155,472	8,521,420
DLH Holdings Corp (b)	67,316	580,937
Dun & Bradstreet Holdings Inc	1,715,834	21,791,092
ExlService Holdings Inc (b)	893,892	41,440,833
Exponent Inc	280,615	27,699,507
Falcon's Beyond Global Inc Class A (b)(c)	21,335	195,855
First Advantage Corp (b)(c)	278,533	5,356,190
FiscalNote Holdings Inc Class A (b)(c)	443,531	388,001
Forrester Research Inc (b)	63,623	1,097,497
Franklin Covey Co (b)	62,764	2,283,354
FTI Consulting Inc (b)	195,249	39,541,827
GEE Group Inc (b)	518,850	130,854
Genpact Ltd	908,640	41,942,822
Heidrick & Struggles International Inc	113,338	5,229,415
HireQuest Inc	31,698	482,127
Hudson Global Inc (b)	13,656	196,373
Huron Consulting Group Inc (b)	90,880	11,160,973
ICF International Inc	103,817	14,385,922
Innodata Inc (b)	142,165	5,840,138
Insperity Inc	197,481	15,571,377
KBR Inc	737,648	44,871,128
Kelly Services Inc Class A	179,546	2,630,349
Kforce Inc	96,640	5,797,434
Korn Ferry	292,688	22,929,178
Legalzoom.com Inc (b)	606,122	4,806,547
ManpowerGroup Inc	263,435	16,957,311
Mastech Digital Inc (b)	28,596	440,378
Maximus Inc	333,410	24,839,045
Mistras Group Inc (b)	106,265	989,327
Nixxy Inc (b)(c)	17,188	43,658
NV5 Global Inc (b)	286,225	6,228,256
Parsons Corp (b)	258,163	24,760,413
Paycor HCM Inc (b)	443,232	8,004,770
Paylocity Holding Corp (b)	240,397	49,891,993
Planet Labs PBC Class A (b)(c)	1,166,795	4,585,504
Professional Diversity Network Inc (b)	35,366	26,454
Rcm Technologies Inc (b)	28,872	660,591
Resources Connection Inc	179,176	1,512,245
Robert Half Inc	568,062	42,383,106
Science Applications International Corp	283,803	35,262,523
ShiftPixy Inc (b)(c)(d)	877	5,727
Skillsoft Corp Class A (b)	25,544	391,079
Spire Global Inc Class A (b)(c)	129,106	2,109,592
SS&C Technologies Holdings Inc	1,183,639	91,542,640
Staffing 360 Solutions Inc (b)(c)	2,643	6,555
Steel Connect Inc (b)	6,575	80,675
TransUnion	1,077,734	109,390,001
TriNet Group Inc	169,821	15,866,376
TrueBlue Inc (b)	159,384	1,198,568
TTEC Holdings Inc (c)	109,796	568,743
UL Solutions Inc Class A	325,478	17,487,933
Upwork Inc (b)	680,741	11,552,175
Verra Mobility Corp Class A (b)	910,813	21,549,836
Where Food Comes From Inc (b)(c)	14,766	176,306
Willdan Group Inc (b)	72,559	3,171,554
		1,067,687,702
Trading Companies & Distributors - 2.2%
Air Lease Corp Class A	572,561	29,143,355
Alta Equipment Group Inc Class A	114,038	902,041
Applied Industrial Technologies Inc	212,491	58,375,528
Beacon Roofing Supply Inc (b)	342,898	38,754,332
BlueLinx Holdings Inc (b)	47,270	5,941,839
Boise Cascade Co	215,702	31,837,615
Core & Main Inc Class A (b)	1,066,621	51,784,450
Custom Truck One Source Inc Class A (b)(c)	305,110	1,824,558
Distribution Solutions Group Inc (b)	52,638	2,058,935
DNOW Inc (b)	588,680	8,859,634
DXP Enterprises Inc/TX (b)	71,232	5,219,169
EVI Industries Inc	28,420	558,169
Ferguson Enterprises Inc	1,116,199	241,020,850
FTAI Aviation Ltd	566,603	95,653,918
GATX Corp	196,754	32,299,137
Global Industrial Co	75,732	2,139,429
GMS Inc (b)	219,932	22,070,176
H&E Equipment Services Inc	173,316	10,353,898
Herc Holdings Inc	157,527	36,546,264
Hudson Technologies Inc (b)	221,589	1,316,239
iPower Inc (b)(c)	72,849	59,736
Karat Packaging Inc	39,009	1,204,988
McGrath RentCorp	136,112	16,585,247
Mrc Global Inc (b)	470,057	6,566,696
MSC Industrial Direct Co Inc Class A	249,055	21,388,843
Rush Enterprises Inc Class A	376,603	23,330,556
Rush Enterprises Inc Class B	6,575	374,841
SiteOne Landscape Supply Inc (b)	250,137	38,333,495
Titan Machinery Inc (b)	108,503	1,676,371
Transcat Inc (b)	50,618	5,309,322
Watsco Inc	192,930	106,420,188
Wesco International Inc	248,211	52,514,001
Willis Lease Finance Corp	15,732	3,430,677
Xometry Inc Class A (b)	245,650	7,627,433
		961,481,930
Transportation Infrastructure - 0.0%
Singularity Future Technology Ltd (b)(c)	19,306	32,048
Sky Harbour Group Corp Class A (b)(c)	65,392	737,622
		769,670
TOTAL INDUSTRIALS		7,836,020,209

Information Technology - 17.2%
Communications Equipment - 0.4%
Actelis Networks Inc (b)(c)	27,147	33,390
ADTRAN Holdings Inc (b)	393,297	3,343,025
Applied Optoelectronics Inc (b)(c)	222,107	9,155,251
Aviat Networks Inc (b)	63,500	1,005,205
BK Technologies Corp (b)	16,283	540,270
Calix Inc (b)	318,470	10,359,829
Cambium Networks Corp (b)	68,323	86,087
Ciena Corp (b)	797,292	55,587,198
Clearfield Inc (b)(c)	66,254	2,027,372
ClearOne Inc	77,530	38,764
CommScope Holding Co Inc (b)	1,199,065	5,719,540
Comtech Telecommunications Corp (b)	159,698	541,376
Digi International Inc (b)	202,574	6,729,508
EMCORE Corp (b)(c)	41,375	124,125
Extreme Networks Inc (b)	721,992	11,985,067
Franklin Wireless Corp (b)	50,209	215,899
Genasys Inc (b)	252,801	955,588
Harmonic Inc (b)	647,938	8,306,565
Infinera Corp (b)(c)	1,152,654	7,619,043
Inseego Corp (b)(c)	53,254	635,853
KVH Industries Inc (b)	70,107	386,290
Lantronix Inc (b)	172,627	517,881
Lumentum Holdings Inc (b)	375,248	32,635,319
Netgear Inc (b)	159,078	3,913,319
NetScout Systems Inc (b)	393,897	8,618,466
Network-1 Technologies Inc	72,107	98,787
Ondas Holdings Inc (b)(c)	348,072	342,538
Optical Cable Corp (b)	27,415	63,055
Ribbon Communications Inc (b)	516,739	2,020,449
Ubiquiti Inc	23,542	8,157,068
Viasat Inc (b)(c)	462,849	4,318,381
Viavi Solutions Inc (b)	1,231,215	12,238,277
Vislink Technologies Inc (b)	12,188	54,968
		198,373,753
Electronic Equipment, Instruments & Components - 1.9%
908 Devices Inc (b)(c)	150,096	411,263
Advanced Energy Industries Inc	208,689	24,007,583
Aeva Technologies Inc (b)(c)	186,968	860,053
AEye Inc Class A (b)(c)	42,154	47,634
Airgain Inc (b)	58,487	518,780
Akoustis Technologies Inc (b)(c)	636,646	64,365
AmpliTech Group Inc (b)	33,496	31,486
Arlo Technologies Inc (b)	553,866	6,214,377
Arrow Electronics Inc (b)	293,309	35,244,009
Astrotech Corp (b)	7,607	53,553
Avnet Inc	488,126	26,705,373
Badger Meter Inc	162,942	35,329,084
Bel Fuse Inc Class A	5,333	515,488
Bel Fuse Inc Class B	61,507	4,931,631
Belden Inc	226,296	27,698,630
Benchmark Electronics Inc	200,386	9,716,717
Cemtrex Inc (b)(c)	45	143
Cepton Inc Class A (b)(c)	29,112	91,848
Climb Global Solutions Inc	21,461	2,888,865
Coda Octopus Group Inc (b)	31,420	297,233
Cognex Corp	950,336	37,994,433
Coherent Corp (b)	850,117	85,147,720
CPS Technologies Corp (b)(c)	55,476	84,878
Crane NXT Co	271,466	17,015,489
CTS Corp	167,271	9,184,851
Daktronics Inc (b)	219,092	3,374,017
Data I/O Corp (b)	46,578	124,829
Digital Ally Inc (b)(c)	16,725	13,046
Electro-Sensors Inc (b)	9,466	41,224
ePlus Inc (b)	147,115	11,895,719
Evolv Technologies Holdings Inc Class A (b)(c)	603,581	2,444,503
FARO Technologies Inc (b)	109,631	2,877,814
Flex Ltd (b)	2,201,846	85,805,940
Focus Universal Inc (b)	139,033	35,940
Frequency Electronics Inc	48,570	680,466
Identiv Inc (b)	123,651	492,131
Insight Enterprises Inc (b)	155,315	24,299,032
Interlink Electronics Inc	16,726	82,626
IPG Photonics Corp (b)	151,653	11,835,000
Itron Inc (b)	249,744	29,602,156
Key Tronic Corp (b)	52,764	297,589
Kimball Electronics Inc (b)	138,344	2,712,926
Knowles Corp (b)	488,146	9,499,321
LGL Group Inc/The (b)	19,498	113,089
LGL Group Inc/The warrants 11/16/2025 (b)	6,067	1,334
LightPath Technologies Inc Class A (b)	187,069	316,147
Lightwave Logic Inc (b)(c)	663,451	1,904,104
Littelfuse Inc	137,297	33,867,051
Luna Innovations Inc (b)(c)	141,058	248,262
M-Tron Industries Inc (b)(c)	13,124	860,409
Methode Electronics Inc	191,354	2,089,586
MicroVision Inc (b)(c)	1,202,966	1,082,669
Mirion Technologies Inc Class A (b)	1,037,381	17,500,617
MultiSensor AI Holdings Inc (b)(c)	73,651	120,788
Napco Security Technologies Inc	204,812	8,034,775
Neonode Inc (b)(c)	65,359	535,944
nLight Inc (b)	263,084	2,857,092
Nortech Systems Inc (b)	5,340	58,420
Novanta Inc (b)	198,931	33,217,498
OSI Systems Inc (b)	87,878	15,589,557
Ouster Inc Class A (b)	236,182	2,333,478
PAR Technology Corp (b)(c)	201,145	16,320,905
PC Connection Inc	67,697	4,913,448
Plexus Corp (b)	150,906	24,808,946
Powerfleet Inc NJ (b)(c)	514,367	3,621,144
Red Cat Holdings Inc (b)(c)	294,618	3,467,654
Research Frontiers Inc (b)	162,396	316,672
RF Industries Ltd (b)	48,675	204,922
Richardson Electronics Ltd/United States	69,659	980,799
Rogers Corp (b)	93,619	9,697,056
Sanmina Corp (b)	303,184	24,075,841
ScanSource Inc (b)	125,639	6,333,462
SigmaTron International Inc (b)(c)	26,128	73,158
SmartRent Inc Class A (b)(c)	991,458	1,754,881
Sobr Safe Inc (b)	1,875	9,863
Sono-Tek Corp (b)	73,226	341,965
Syntec Optics Holdings Inc Class A (b)(c)	34,925	30,657
Taitron Components Inc Class A	20,393	55,061
TD SYNNEX Corp	422,175	50,234,603
TTM Technologies Inc (b)	564,726	13,768,020
Universal Security Instruments Inc (b)(c)	5,299	11,605
VerifyMe Inc (b)	50,029	39,543
Vishay Intertechnology Inc	633,103	12,092,267
Vishay Precision Group Inc (b)	67,274	1,545,284
Vontier Corp	849,160	33,338,022
Vuzix Corp (b)(c)	342,269	790,641
Wrap Technologies Inc (b)(c)	171,561	307,952
		841,034,956
IT Services - 2.1%
Applied Digital Corp (b)	572,700	5,784,270
ASGN Inc (b)	247,983	22,702,844
Backblaze Inc Class A (b)	208,471	1,352,977
BigBear.ai Holdings Inc (b)(c)	550,527	1,260,707
BigCommerce Holdings Inc (b)	364,575	2,686,918
Brand Engagement Network Inc Class A (b)(c)	57,071	46,684
Brightcove Inc (b)	251,721	1,074,849
Castellum Inc (b)(c)	158,444	31,704
CISO Global Inc (b)(c)	32,254	44,511
Cloudflare Inc Class A (b)	1,683,672	168,080,976
Core Scientific Inc (c)	1,422,559	25,435,355
Couchbase Inc (b)	222,335	4,560,091
Crexendo Inc (b)	69,952	376,342
CSP Inc	34,984	568,490
Data Storage Corp (b)	23,519	92,194
DigitalOcean Holdings Inc (b)	351,348	13,379,332
DXC Technology Co (b)	1,001,907	22,542,908
Fastly Inc Class A (b)	706,364	5,989,967
Glimpse Group Inc/The (b)	81,571	58,715
Grid Dynamics Holdings Inc (b)	316,998	5,801,063
Hackett Group Inc/The	138,891	4,352,844
Information Services Group Inc	204,247	753,671
Kyndryl Holdings Inc (b)	1,277,388	44,338,137
MongoDB Inc Class A (b)	406,701	131,157,005
Okta Inc Class A (b)	893,195	69,276,204
Rackspace Technology Inc (b)	435,233	1,166,424
Research Solutions Inc/CA (b)	129,804	450,420
Snowflake Inc Class A (b)	1,856,248	324,472,150
Tucows Inc Class A (b)(c)	56,320	996,301
Twilio Inc Class A (b)	890,755	93,119,528
Unisys Corp (b)	387,021	3,088,428
WidePoint Corp (b)(c)	41,717	211,922
XTI Aerospace Inc (b)(c)	141,551	6,355
XTI Aerospace Inc (e)	8,187	6,681
XTI Aerospace Inc (e)	8,187	6,680
		955,273,647
Semiconductors & Semiconductor Equipment - 2.6%
ACM Research Inc Class A (b)	271,211	4,662,117
Aehr Test Systems (b)(c)	156,066	1,855,625
Alpha & Omega Semiconductor Ltd (b)	132,053	5,476,238
Ambarella Inc (b)	213,821	15,298,893
Amkor Technology Inc	628,955	16,629,570
Amtech Systems Inc (b)	66,020	372,353
Ascent Solar Technologies Inc (b)(c)	5,007	13,368
Astera Labs Inc (b)	112,736	11,639,992
Atomera Inc (b)(c)	155,953	963,790
Axcelis Technologies Inc (b)(c)	180,400	13,392,896
AXT Inc (b)	227,254	486,324
CEVA Inc (b)	131,011	3,896,267
Cirrus Logic Inc (b)	295,555	30,870,720
Cohu Inc (b)	258,146	6,815,054
Credo Technology Group Holding Ltd (b)	787,879	38,574,556
CVD Equipment Corp (b)	27,332	87,189
Diodes Inc (b)	257,006	16,705,390
Entegris Inc	837,614	88,477,167
Everspin Technologies Inc (b)	99,142	608,732
FormFactor Inc (b)	429,155	17,191,949
GCT Semiconductor Holding Inc Class A (b)	182,154	464,493
GSI Technology Inc (b)(c)	107,375	354,338
Ichor Holdings Ltd (b)	185,988	6,092,967
Impinj Inc (b)	125,967	24,212,117
inTEST Corp (b)	68,882	522,126
Kopin Corp (b)	603,158	711,726
Lattice Semiconductor Corp (b)	764,525	43,386,794
MACOM Technology Solutions Holdings Inc (b)	320,151	42,522,456
Marvell Technology Inc	4,798,536	444,776,302
MaxLinear Inc Class A (b)	423,611	6,409,234
MKS Instruments Inc	373,291	42,420,789
Mobix Labs Inc Class A (b)(c)	119,208	182,388
Navitas Semiconductor Corp Class A (b)(c)	709,127	1,950,099
NVE Corp	27,215	2,103,175
Onto Innovation Inc (b)	273,002	44,821,468
PDF Solutions Inc (b)	170,488	5,387,421
Penguin Solutions Inc (b)	291,717	5,291,746
Peraso Inc (b)	14,573	12,780
Photronics Inc (b)	350,447	8,729,635
Pixelworks Inc (b)	297,768	231,217
Power Integrations Inc	315,290	20,654,648
QuickLogic Corp (b)(c)	74,876	571,304
Rambus Inc (b)	597,150	34,521,242
Rigetti Computing Inc Class A (b)(c)	896,999	2,735,847
Semtech Corp (b)	415,521	26,609,965
Silicon Laboratories Inc (b)	179,152	19,823,169
SiTime Corp (b)	103,764	22,037,398
SkyWater Technology Inc (b)(c)	126,937	1,007,880
SolarEdge Technologies Inc (b)(c)	313,533	4,953,821
Synaptics Inc (b)	218,224	17,510,294
Trio-Tech International (b)	12,496	86,222
Ultra Clean Holdings Inc (b)	248,627	9,554,736
Universal Display Corp	244,823	40,278,280
Veeco Instruments Inc (b)	313,878	8,747,780
WiSA Technologies Inc (b)(c)	28,614	46,926
Wolfspeed Inc (b)(c)	693,676	6,645,416
		1,170,386,389
Software - 9.8%
8x8 Inc (b)	722,625	2,240,138
A10 Networks Inc	408,760	6,969,358
ACI Worldwide Inc (b)	580,657	32,992,931
Adeia Inc	600,168	7,274,036
Agilysys Inc (b)	123,758	16,620,699
Airship AI Holdings Inc Class A (b)(c)	51,634	161,098
Alarm.com Holdings Inc (b)	273,123	17,791,232
Alkami Technology Inc (b)	363,065	14,330,176
Altair Engineering Inc Class A (b)(c)	327,866	34,625,928
Amplitude Inc Class A (b)	442,791	4,578,459
Appfolio Inc Class A (b)	127,666	32,395,248
Appian Corp Class A (b)	227,930	8,627,151
AppLovin Corp Class A (b)	1,185,536	399,229,248
Arteris Inc (b)	140,441	1,220,432
Asana Inc Class A (b)(c)	470,346	7,200,997
Aspen Technology Inc (b)	147,361	36,840,250
Atlassian Corp Class A (b)	883,108	232,769,607
Auddia Inc (b)(c)	15,187	8,527
AudioEye Inc (b)	37,080	998,194
Aurora Innovation Inc Class A (b)(c)	5,482,458	35,471,503
authID Inc (b)(c)	51,539	308,719
AvePoint Inc Class A (b)	568,734	10,038,155
Aware Inc/MA (b)	88,941	142,306
Banzai International Inc Class A (b)(c)	1,109	1,685
Bentley Systems Inc Class B	853,666	42,256,467
BILL Holdings Inc (b)	538,557	48,588,613
Bio-key International Inc (b)(c)	8,552	7,696
Blackbaud Inc (b)	221,207	18,568,116
Blackboxstocks Inc (b)	9,549	24,732
BlackLine Inc (b)	286,522	17,767,229
Blend Labs Inc Class A (b)	1,070,537	5,470,444
Box Inc Class A (b)	809,040	28,389,214
Braze Inc Class A (b)	335,973	13,344,848
Bridgeline Digital Inc (b)	46,573	53,093
BTCS Inc (b)(c)	57,364	204,216
Btcs Inc Series V (b)(d)	38,570	0
C3.ai Inc Class A (b)(c)	605,816	22,524,239
Ccc Intelligent Solutions Holdings Inc Class A (b)	2,312,619	29,138,999
Cerence Inc (b)(c)	233,990	1,723,336
Cipher Mining Inc (b)(c)	1,163,930	7,798,331
Cleanspark Inc (b)(c)	1,392,110	19,976,779
Clear Secure Inc Class A	513,107	13,279,209
Clearwater Analytics Holdings Inc Class A (b)	1,028,372	31,920,667
Commvault Systems Inc (b)	242,592	41,626,361
Confluent Inc Class A (b)	1,381,740	42,612,862
Consensus Cloud Solutions Inc (b)	97,965	2,444,227
CoreCard Corp (b)	32,644	684,871
CS Disco Inc (b)	132,301	783,222
CXApp Inc Class A (b)(c)	69,266	115,674
CYNGN Inc (c)	10,436	59,276
Daily Journal Corp (b)	5,256	2,967,065
Datadog Inc Class A (b)	1,724,950	263,486,113
DatChat Inc (b)(c)	13,846	26,723
Digimarc Corp (b)(c)	82,989	2,812,497
Digital Turbine Inc (b)	520,013	748,819
DocuSign Inc (b)	1,135,839	90,515,010
Dolby Laboratories Inc Class A	330,787	25,907,238
Domo Inc Class B (b)	176,397	1,651,076
DoubleVerify Holdings Inc (b)	780,348	15,864,475
Dropbox Inc Class A (b)	1,311,973	36,289,173
Duos Technologies Group Inc (b)	31,210	172,591
Dynatrace Inc (b)	1,647,364	92,565,383
E2open Parent Holdings Inc Class A (b)	1,165,317	3,542,564
eGain Corp (b)	112,629	600,313
Elastic NV (b)	472,089	51,674,862
Enfusion Inc Class A (b)	241,901	2,404,496
EverCommerce Inc (b)(c)	106,004	1,287,949
Expensify Inc Class A (b)	283,280	923,493
Five9 Inc (b)	412,439	17,025,482
FOXO Technologies Inc (b)(c)	35,062	18,081
Freshworks Inc Class A (b)	999,923	15,988,769
Gitlab Inc Class A (b)	638,021	40,673,839
Greenidge Generation Holdings Inc Class A (b)(c)	45,305	109,185
Guidewire Software Inc (b)	458,930	93,112,308
HashiCorp Inc Class A (b)	845,395	28,422,180
HubSpot Inc (b)	284,727	205,302,403
iLearningEngines Holdings Inc Class A (b)(c)	166,644	229,969
Informatica Inc Class A (b)	457,674	12,137,514
Intapp Inc (b)	272,887	17,069,082
Intellicheck Inc (b)	93,721	223,993
Intellinetics Inc (b)(c)	14,601	212,883
InterDigital Inc (c)	140,263	27,485,937
Intrusion Inc (b)(c)	33,936	19,513
Inuvo Inc (b)	660,124	197,377
Issuer Direct Corp (b)	15,163	151,630
Iveda Solutions Inc (b)(c)	10,851	19,749
Jamf Holding Corp (b)	347,483	5,073,252
Kaltura Inc (b)	448,374	995,390
Klaviyo Inc Class A (b)	402,749	14,958,098
LivePerson Inc (b)(c)	409,212	397,140
LiveRamp Holdings Inc (b)	369,544	11,219,356
LM Funding America Inc (b)(c)	12,077	36,473
Logility Supply Chain Solutions Inc Class A	175,868	1,851,890
Manhattan Associates Inc (b)	339,699	96,963,683
MARA Holdings Inc (b)(c)	1,625,299	44,565,699
Marin Software Inc (b)(c)	15,392	34,478
Matterport Inc Class A (b)	1,574,906	7,496,553
Meridianlink Inc (b)	146,233	3,414,541
MicroStrategy Inc Class A (b)(c)	968,240	375,163,953
Mitek Systems Inc (b)	255,252	2,378,949
N-able Inc/US (b)	387,050	4,040,802
nCino Inc (b)	511,535	21,479,355
NCR Voyix Corp (b)	802,651	11,646,466
NetSol Technologies Inc (b)	48,353	130,070
NextNav Inc Class A (b)(c)	357,706	6,220,507
NextTrip Inc (b)(c)	3,340	12,758
Nutanix Inc Class A (b)	1,358,590	88,688,755
Oblong Inc (b)(c)	3,739	12,862
Olo Inc Class A (b)	614,976	4,483,175
ON24 Inc (b)	211,473	1,397,837
OneSpan Inc (b)	199,206	3,609,613
Onestream Inc Class A	239,392	7,155,427
Ooma Inc (b)	133,844	1,980,891
PagerDuty Inc (b)(c)	530,410	11,265,908
Pegasystems Inc	246,562	23,415,993
Phunware Inc (b)(c)	63,187	293,188
Porch Group Inc (b)(c)	534,705	1,957,020
Prairie Operating Co (b)	36,095	307,168
Procore Technologies Inc (b)	590,272	47,930,086
Progress Software Corp	237,935	16,277,133
PROS Holdings Inc (b)	239,166	5,541,476
Q2 Holdings Inc (b)	334,795	35,066,428
Qualys Inc (b)	203,521	31,260,826
Quantum Computing Inc (b)(c)	380,735	2,687,989
QXO Inc (b)(c)	1,358,473	22,604,991
Rapid7 Inc (b)	347,579	14,806,865
reAlpha Tech Corp (b)	37,300	43,268
Red Violet Inc	64,101	2,358,917
Rekor Systems Inc (b)(c)	500,852	486,628
ReposiTrak Inc (c)	69,497	1,597,041
Rimini Street Inc (b)	264,661	571,668
RingCentral Inc Class A (b)	454,535	17,104,152
Riot Platforms Inc (b)(c)	1,468,465	18,576,082
Rubrik Inc Class A (b)	307,383	15,621,204
Samsara Inc Class A (b)	1,135,608	60,743,672
SecureWorks Corp Class A (b)	81,989	691,987
SEMrush Holdings Inc Class A (b)	188,389	2,562,090
SentinelOne Inc Class A (b)	1,590,256	44,447,655
Signing Day Sports Inc (b)(c)	468	4,024
Silvaco Group Inc (b)(c)	31,540	260,205
Smartsheet Inc Class A (b)	766,301	42,874,541
Smith Micro Software Inc (b)(c)	51,711	44,471
SolarWinds Corp	296,642	3,960,171
Soluna Holdings Inc (b)(c)	24,595	84,115
SoundHound AI Inc Class A (b)(c)	1,798,122	16,740,516
SoundThinking Inc (b)(c)	48,684	631,918
Sprinklr Inc Class A (b)(c)	670,331	5,523,527
Sprout Social Inc Class A (b)	279,566	8,951,703
SPS Commerce Inc (b)	205,725	39,719,326
Stronghold Digital Mining Inc Class A (b)(c)	76,101	395,725
Synchronoss Technologies Inc (b)	52,579	519,481
T Stamp Inc Class A (b)(c)	78,502	54,166
Telos Corp (b)	296,870	1,009,358
Tenable Holdings Inc (b)	660,259	27,717,673
Teradata Corp (b)	532,280	16,447,452
Terawulf Inc (b)(c)	1,688,889	13,325,334
UiPath Inc Class A (b)	2,478,201	35,215,236
Unity Software Inc (b)(c)	1,600,900	38,597,699
Upland Software Inc (b)	133,056	488,316
Urgent.ly Inc (b)	63,287	33,403
Varonis Systems Inc (b)	622,582	31,104,197
Verb Technology Co Inc (b)(c)	4,085	39,625
Verint Systems Inc (b)	343,758	8,662,702
Veritone Inc (b)(c)	186,338	491,932
Vertex Inc Class A (b)	284,848	15,453,004
Viant Technology Inc Class A (b)	92,999	1,755,821
VirnetX Holding Corp (b)(c)	17,681	95,654
Weave Communications Inc (b)	219,162	2,995,945
Workday Inc Class A (b)	1,177,770	294,430,722
Workiva Inc Class A (b)	284,988	27,715,083
Xperi Inc (b)	254,041	2,405,768
Yext Inc (b)	597,036	4,931,517
Zeta Global Holdings Corp Class A (b)	1,112,158	23,688,965
Zoom Communications Inc Class A (b)	1,462,274	120,915,437
Zscaler Inc (b)	519,831	107,391,886
Zuora Inc Class A (b)	778,040	7,725,937
		4,340,068,495
Technology Hardware, Storage & Peripherals - 0.4%
AstroNova Inc (b)	36,579	562,219
Boxlight Corp Class A (b)(c)	31,752	13,844
CompoSecure Inc Class A (c)	157,797	2,516,862
Corsair Gaming Inc (b)	245,319	1,803,095
CPI Card Group Inc (b)	25,416	838,982
Diebold Nixdorf Inc (b)	208,496	9,636,685
Eastman Kodak Co (b)	411,308	2,981,983
Immersion Corp	163,362	1,460,456
Intevac Inc (b)	149,127	416,064
IonQ Inc (b)(c)	1,077,320	39,322,180
Movano Inc (b)(c)	27,790	156,736
One Stop Systems Inc (b)	98,592	233,663
Pure Storage Inc Class A (b)	1,714,487	90,850,666
Quantum Corp (b)(c)	26,793	466,466
Socket Mobile Inc (b)	24,526	39,487
Sonim Technologies Inc (b)	10,977	36,224
TransAct Technologies Inc (b)	48,640	202,342
Turtle Beach Corp (b)	95,661	1,655,892
Xerox Holdings Corp	644,147	5,887,504
		159,081,350
TOTAL INFORMATION TECHNOLOGY		7,664,218,590

Materials - 4.8%
Chemicals - 1.4%
AdvanSix Inc	147,780	4,798,417
Alto Ingredients Inc (b)	383,018	555,376
American Vanguard Corp	146,792	882,220
Arq Inc (b)	153,316	1,182,066
Ashland Inc	270,912	21,147,391
ASP Isotopes Inc (b)(c)	283,331	1,572,487
Aspen Aerogels Inc (b)(c)	350,495	5,187,326
Avient Corp	505,919	25,928,349
Axalta Coating Systems Ltd (b)	1,216,612	49,224,122
Balchem Corp	179,533	32,409,297
Cabot Corp	303,847	33,307,708
Chemours Co/The	828,122	18,003,372
Core Molding Technologies Inc (b)	42,968	710,691
Crown ElectroKinetics Corp (b)(c)	23,363	6,542
Danimer Scientific Inc (b)(c)	15,105	98,183
Danimer Scientific Inc warrants 7/15/2025 (b)	165,168	6,935
Ecovyst Inc (b)	575,084	4,571,918
Element Solutions Inc	1,233,138	35,366,398
Flotek Industries Inc (b)	166,971	1,419,254
Ginkgo Bioworks Holdings Inc Class A (b)(c)	215,097	1,871,344
Hawkins Inc	105,406	14,178,161
HB Fuller Co	301,649	23,193,792
Huntsman Corp	903,528	17,691,078
Ingevity Corp (b)	201,183	9,771,458
Innospec Inc	137,871	16,352,879
Intrepid Potash Inc (b)	53,277	1,444,339
Koppers Holdings Inc	113,421	4,362,172
Kronos Worldwide Inc	124,930	1,412,958
LSB Industries Inc (b)	292,035	2,578,669
Mativ Holdings Inc	302,247	3,974,548
Minerals Technologies Inc	177,348	14,466,276
NewMarket Corp	42,390	22,617,608
Northern Technologies International Corp	44,028	612,870
Novusterra Inc (b)(c)(d)	24,632	0
Olin Corp	652,117	27,773,663
Origin Materials Inc Class A (b)(c)	714,479	885,954
Perimeter Solutions Inc	755,261	9,667,341
PureCycle Technologies Inc (b)(c)	761,618	10,125,711
Quaker Chemical Corp (c)	76,471	12,059,477
Rayonier Advanced Materials Inc (b)	366,685	3,230,495
RPM International Inc	713,832	99,065,605
Scotts Miracle-Gro Co/The	235,523	18,156,468
Sensient Technologies Corp	234,053	18,171,875
Stepan Co	116,011	8,921,246
Trinseo PLC	198,700	860,371
Tronox Holdings PLC	648,966	7,852,489
Valhi Inc	12,879	329,702
Westlake Corp	184,776	23,725,238
		611,731,839
Construction Materials - 1.2%
CRH PLC	3,781,644	386,748,732
Eagle Materials Inc	186,461	57,601,532
Knife River Corp (b)	313,662	32,464,017
Smith-Midland Corp (b)(c)	25,666	1,260,201
Summit Materials Inc Class A (b)	661,359	33,689,627
United States Lime & Minerals Inc	58,288	8,918,064
		520,682,173
Containers & Packaging - 0.8%
AptarGroup Inc	367,806	63,615,726
Berry Global Group Inc	636,057	45,993,282
Crown Holdings Inc	661,611	60,927,757
Eightco Holdings Inc (b)(c)	7,629	14,114
Graphic Packaging Holding CO	1,665,956	50,128,616
Greif Inc Class A	141,562	10,055,149
Greif Inc Class B	27,263	2,064,899
Myers Industries Inc	207,409	2,405,944
O-I Glass Inc (b)	861,247	10,851,712
Pactiv Evergreen Inc	213,262	2,893,965
Ranpak Holdings Corp Class A (b)	245,054	1,908,971
Sealed Air Corp	808,930	29,606,838
Silgan Holdings Inc	448,787	25,818,716
Sonoco Products Co	544,910	28,269,931
TriMas Corp	208,352	5,504,660
		340,060,280
Metals & Mining - 1.4%
5E Advanced Materials Inc (b)(c)	268,451	121,340
Alcoa Corp	1,433,220	66,544,405
Alpha Metallurgical Resources Inc	60,410	14,834,884
American Battery Technology Co (b)(c)	330,338	308,271
Ampco-Pittsburgh Corp (b)(c)	84,300	182,088
Arch Resources Inc Class A	100,144	17,216,756
Ascent Industries Co (b)	47,789	518,033
ATI Inc (b)	690,386	41,540,526
Carpenter Technology Corp	277,119	53,772,171
Century Aluminum Co (b)	288,647	6,589,811
Cleveland-Cliffs Inc (b)	2,671,182	33,256,216
Coeur Mining Inc (b)	2,208,100	14,264,326
Commercial Metals Co	637,118	39,303,809
Compass Minerals International Inc	190,114	2,933,459
Contango ORE Inc (b)(c)	53,859	758,335
Dakota Gold Corp (b)	378,376	851,346
Friedman Industries Inc	39,496	601,524
Gatos Silver Inc (b)	259,673	4,014,545
Gold Resource Corp (b)	524,547	90,851
Golden Minerals Co (b)	66,907	18,071
Hecla Mining Co	3,434,568	18,958,815
Hycroft Mining Holding Corp (b)(c)	107,721	252,067
Idaho Strategic Resources Inc (b)(c)	62,657	767,548
Inno Holdings Inc (b)	9,210	45,957
Ivanhoe Electric Inc / US (b)(c)	466,352	4,435,008
Kaiser Aluminum Corp	88,544	7,196,856
Materion Corp	114,588	13,248,665
Metallus Inc (b)	210,643	3,511,419
MP Materials Corp (b)(c)	679,098	14,308,595
Olympic Steel Inc	54,507	2,304,556
Paramount Gold Nevada Corp (b)	313,146	127,732
Piedmont Lithium Inc (b)(c)	99,836	1,253,940
Radius Recycling Inc Class A	144,654	2,867,042
Ramaco Resources Inc Class A	115,095	1,467,461
Ramaco Resources Inc Class B	62,845	644,790
Reliance Inc	304,951	97,962,459
Royal Gold Inc	364,500	53,311,770
Ryerson Holding Corp	155,155	3,987,484
Solitario Resources Corp (b)	386,118	235,532
SunCoke Energy Inc	464,655	5,789,601
Tredegar Corp (b)	146,109	1,047,602
United States Antimony Corp (b)	433,178	331,208
United States Steel Corp	1,240,282	50,566,297
Universal Stainless & Alloy Products Inc (b)	48,461	2,152,638
US Gold Corp (b)	54,840	422,268
Warrior Met Coal Inc	290,061	20,397,090
Worthington Steel Inc	192,325	8,623,853
		613,939,020
Paper & Forest Products - 0.0%
Clearwater Paper Corp (b)	91,076	2,469,981
Louisiana-Pacific Corp	347,162	41,034,548
Magnera Corp (b)	193,562	3,964,150
Sylvamo Corp	190,914	17,619,453
		65,088,132
TOTAL MATERIALS		2,151,501,444

Real Estate - 5.3%
Diversified REITs - 0.4%
Alexander & Baldwin Inc	411,717	8,102,591
Alpine Income Property Trust Inc	74,830	1,338,709
American Assets Trust Inc	269,055	7,651,924
Armada Hoffler Properties Inc Class A	391,233	4,323,125
Broadstone Net Lease Inc Class A	1,058,376	18,532,164
CTO Realty Growth Inc	119,176	2,432,382
Empire State Realty Trust Inc Class A	752,165	8,243,728
Essential Properties Realty Trust Inc	979,892	33,414,317
Generation Income Properties Inc	33,333	62,999
Gladstone Commercial Corp	238,299	4,196,445
Global Net Lease Inc	1,121,713	8,311,893
Medalist Diversified REIT Inc (c)	5,170	63,022
Modiv Industrial Inc Class C	51,401	823,444
NexPoint Diversified Real Estate Trust	209,968	1,215,715
One Liberty Properties Inc	93,625	2,815,304
Presidio Property Trust Inc Class A	77,096	52,803
WP Carey Inc	1,218,123	69,506,099
		171,086,664
Health Care REITs - 0.5%
American Healthcare REIT Inc	830,640	24,761,378
CareTrust REIT Inc	938,225	27,949,723
Community Healthcare Trust Inc	144,758	2,735,926
Diversified Healthcare Trust	1,211,716	3,150,462
Global Medical REIT Inc	363,421	3,230,813
Healthcare Realty Trust Inc	2,021,766	37,038,753
LTC Properties Inc	245,511	9,474,269
Medical Properties Trust Inc (c)	3,317,192	14,562,473
National Health Investors Inc (c)	242,769	18,608,244
Omega Healthcare Investors Inc	1,435,064	58,277,949
Sabra Health Care REIT Inc	1,307,796	24,495,019
Sila Realty Trust Inc	308,295	8,203,730
Strawberry Fields REIT Ltd	14,941	189,153
Universal Health Realty Income Trust	75,064	3,166,950
		235,844,842
Hotel & Resort REITs - 0.3%
Apple Hospitality REIT Inc	1,252,092	20,171,202
Ashford Hospitality Trust Inc (b)	30,113	269,511
Braemar Hotels & Resorts Inc	337,761	1,215,940
Chatham Lodging Trust	270,906	2,495,044
DiamondRock Hospitality Co	1,154,312	10,712,015
InnSuites Hospitality Trust	18,885	42,869
Park Hotels & Resorts Inc	1,169,915	18,192,178
Pebblebrook Hotel Trust	672,079	9,308,294
RLJ Lodging Trust	858,722	8,767,552
Ryman Hospitality Properties Inc	333,122	39,055,224
Service Properties Trust	925,751	2,573,588
Sotherly Hotels Inc (b)	118,225	106,414
Summit Hotel Properties Inc	620,702	4,084,219
Sunstone Hotel Investors Inc	1,142,275	12,279,456
Xenia Hotels & Resorts Inc	569,534	8,759,433
		138,032,939
Industrial REITs - 0.6%
Americold Realty Trust Inc	1,453,679	34,684,781
EastGroup Properties Inc	271,574	46,767,759
First Industrial Realty Trust Inc	738,240	39,458,928
Industrial Logistics Properties Trust	326,002	1,261,627
Lineage Inc	329,441	20,893,148
LXP Industrial Trust	1,656,734	15,490,463
Plymouth Industrial REIT Inc	222,791	4,175,103
Rexford Industrial Realty Inc	1,220,495	51,358,430
STAG Industrial Inc Class A	1,016,149	37,384,122
Terreno Realty Corp	540,516	32,771,485
		284,245,846
Office REITs - 0.5%
Brandywine Realty Trust	961,586	5,384,882
City Office Reit Inc	236,252	1,370,262
COPT Defense Properties	629,059	20,727,494
Cousins Properties Inc	849,960	26,977,730
Creative Media & Community Trust Corp	93,562	25,084
Douglas Emmett Inc	931,528	18,034,382
Easterly Government Properties Inc	551,835	6,798,607
Equity Commonwealth (b)	598,336	12,170,154
Franklin Street Properties Corp	478,959	914,812
Highwoods Properties Inc	592,444	19,230,732
Hudson Pacific Properties Inc	780,630	3,005,426
JBG SMITH Properties	483,031	8,255,000
Kilroy Realty Corp	589,420	24,478,613
NET Lease Office Properties	82,488	2,700,657
Office Properties Income Trust	290,421	479,195
Orion Office REIT Inc	303,854	1,285,302
Paramount Group Inc	1,001,805	4,868,772
Peakstone Realty Trust	203,555	2,794,810
Piedmont Office Realty Trust Inc Class A1	699,612	6,660,306
Postal Realty Trust Inc Class A	134,232	1,902,067
SL Green Realty Corp	387,364	30,287,991
Vornado Realty Trust	920,005	39,606,216
		237,958,494
Real Estate Management & Development - 0.7%
Alset Inc (b)(c)	16,595	21,574
Altisource Portfolio Solutions SA (b)(c)	94,960	84,514
American Realty Investors Inc (b)	8,511	138,304
American Strategic Investment Co Class A (b)	10,497	90,274
AMREP Corp (b)	17,382	626,447
Anywhere Real Estate Inc (b)	547,862	2,684,524
Avalon GloboCare Corp (b)(c)	1,557	4,360
CKX Lands Inc (b)	7,991	97,490
Compass Inc Class A (b)	2,300,755	16,312,353
Comstock Holding Cos Inc Class A (b)	19,876	162,188
Cushman & Wakefield PLC (b)	1,270,992	19,446,178
Douglas Elliman Inc (b)	393,706	1,000,013
eXp World Holdings Inc (c)	470,806	6,520,663
Fathom Holdings Inc (b)	65,134	127,663
Forestar Group Inc (b)	105,423	3,146,877
FRP Holdings Inc (b)	75,357	2,402,381
Howard Hughes Holdings Inc (b)	167,880	14,561,911
InterGroup Corp/The (b)	1,101	15,194
Jones Lang LaSalle Inc (b)	263,307	73,883,944
JW Mays Inc (b)	2,883	123,940
Kennedy-Wilson Holdings Inc	648,796	7,513,058
La Rosa Holdings Corp Class A (b)	55,343	36,183
LuxUrban Hotels Inc (b)(c)	8,101	9,721
Marcus & Millichap Inc	132,935	5,531,425
Maui Land & Pineapple Co Inc (b)	42,988	1,042,459
New Concept Energy Inc (b)	21,398	25,464
Newmark Group Inc Class A	771,278	11,939,383
Offerpad Solutions Inc Class A (b)(c)	45,466	224,147
Opendoor Technologies Inc Class A (b)	3,439,502	8,048,435
Rafael Holdings Inc Class B (b)	95,549	179,632
RE/MAX Holdings Inc Class A (b)	104,433	1,374,338
Redfin Corp (b)(c)	671,425	6,371,823
RMR Group Inc/The Class A	91,588	2,033,254
Safe & Green Development Corp (b)(c)	1,244	2,997
Seaport Entertainment Group Inc (c)	45,868	1,552,632
Seritage Growth Properties Class A (b)	185,901	847,709
St Joe Co/The	210,147	10,734,309
Star Holdings (b)	64,304	723,420
Stratus Properties Inc (b)	37,864	974,998
Tejon Ranch Co (b)	136,828	2,205,667
Transcontinental Realty Investors Inc (b)	6,975	196,695
Zillow Group Inc Class A (b)	308,012	25,112,218
Zillow Group Inc Class C (b)	827,744	70,118,195
		298,248,954
Residential REITs - 0.7%
American Homes 4 Rent Class A	1,748,563	66,952,477
Apartment Investment and Management Co Class A (b)	711,993	6,294,018
Bluerock Homes Trust Inc	22,742	322,482
BRT Apartments Corp	69,237	1,388,894
Centerspace	85,334	6,186,715
Clipper Realty Inc	78,306	396,228
Elme Communities	491,629	8,328,195
Equity LifeStyle Properties Inc	1,037,367	73,995,388
Independence Realty Trust Inc	1,254,746	27,403,653
NexPoint Residential Trust Inc	123,900	5,831,973
Sun Communities Inc	651,510	82,305,259
UMH Properties Inc	386,255	7,416,096
Veris Residential Inc	447,353	8,164,192
		294,985,570
Retail REITs - 0.8%
Acadia Realty Trust	590,784	15,271,766
Agree Realty Corp	561,737	43,141,402
Alexander's Inc	12,550	2,806,306
Brixmor Property Group Inc	1,680,301	50,526,652
CBL & Associates Properties Inc	82,571	2,551,444
Curbline Properties Corp	523,984	12,711,852
Getty Realty Corp (c)	280,827	9,233,592
InvenTrust Properties Corp	423,758	13,123,785
Kite Realty Group Trust	1,226,373	33,811,104
Macerich Co/The	1,308,010	27,742,892
NETSTREIT Corp	440,878	7,146,632
NNN REIT Inc	1,024,640	45,063,667
Phillips Edison & Co Inc	685,206	27,065,637
Retail Opportunity Investments Corp	715,098	12,442,705
Saul Centers Inc	69,174	2,843,743
SITE Centers Corp	271,455	4,212,982
Tanger Inc	609,437	22,530,886
Urban Edge Properties	681,129	15,672,778
Wheeler Real Estate Investment Trust Inc (b)(c)	345	2,763
Whitestone REIT	246,087	3,622,401
		351,524,989
Specialized REITs - 0.8%
CubeSmart	1,255,688	62,231,897
EPR Properties	426,647	19,356,974
Farmland Partners Inc	237,311	3,016,223
Four Corners Property Trust Inc	521,801	15,502,708
Gaming and Leisure Properties Inc	1,528,053	78,862,815
Gladstone Land Corp	198,163	2,379,937
Global Self Storage Inc	79,981	405,503
Lamar Advertising Co Class A	488,485	65,466,760
National Storage Affiliates Trust	391,315	17,648,307
Outfront Media Inc	767,355	14,740,890
PotlatchDeltic Corp	400,395	17,953,712
Rayonier Inc	747,747	23,830,697
Safehold Inc	259,871	5,550,845
Uniti Group Inc	1,359,577	8,035,100
		334,982,368
TOTAL REAL ESTATE		2,346,910,666

Utilities - 1.7%
Electric Utilities - 0.6%
ALLETE Inc	319,646	20,738,632
Avangrid Inc	388,112	14,010,843
Genie Energy Ltd Class B	121,220	1,849,817
Hawaiian Electric Industries Inc (b)	904,516	9,397,921
IDACORP Inc	295,214	34,974,004
MGE Energy Inc	200,160	20,872,685
OGE Energy Corp	1,114,704	49,002,389
Oklo Inc Class A (b)(c)	397,112	9,348,016
Otter Tail Corp	231,613	18,677,272
Portland General Electric Co	574,108	27,511,255
TXNM Energy Inc	501,265	24,587,048
		230,969,882
Gas Utilities - 0.5%
Chesapeake Utilities Corp	124,242	16,368,884
MDU Resources Group Inc	1,129,938	22,643,958
National Fuel Gas Co	506,617	32,408,289
New Jersey Resources Corp	550,750	28,407,685
Northwest Natural Holding Co	216,888	9,504,032
ONE Gas Inc	314,646	24,532,949
RGC Resources Inc	48,168	1,001,893
Southwest Gas Holdings Inc	333,387	26,057,528
Spire Inc	321,009	23,494,649
UGI Corp	1,193,067	36,233,445
		220,653,312
Independent Power and Renewable Electricity Producers - 0.2%
Altus Power Inc Class A (b)(c)	323,598	1,397,943
Clearway Energy Inc Class A	213,382	5,934,153
Clearway Energy Inc Class C	440,146	12,979,906
Montauk Renewables Inc (b)	357,355	1,579,509
Ormat Technologies Inc	298,227	24,341,288
Spruce Power Holding Corp Class A (b)(c)	90,914	231,831
Sunnova Energy International Inc (b)(c)	597,267	3,308,859
Talen Energy Corp (b)(c)	282,952	60,667,738
		110,441,227
Multi-Utilities - 0.1%
Avista Corp	436,582	16,891,358
Black Hills Corp	387,221	24,809,249
NorthWestern Corp	339,823	18,771,823
Unitil Corp	90,409	5,426,347
		65,898,777
Water Utilities - 0.3%
American States Water Co	206,628	17,627,435
Artesian Resources Corp Class A	53,227	1,849,106
Cadiz Inc (b)(c)	249,450	1,107,558
California Water Service Group	324,479	16,610,080
Consolidated Water Co Ltd	83,100	2,237,883
Essential Utilities Inc	1,397,222	55,930,797
Global Water Resources Inc	66,095	885,672
Middlesex Water Co	98,776	6,463,408
Pure Cycle Corp (b)	136,885	1,990,308
SJW Group	163,455	9,107,713
York Water Co/The	79,693	2,856,197
		116,666,157
TOTAL UTILITIES		744,629,355

TOTAL UNITED STATES		43,471,060,995
TOTAL COMMON STOCKS (Cost $30,040,983,818)		44,401,663,518

Non-Convertible Preferred Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Air Freight & Logistics - 0.0%
Air T Funding 8%	86	1,504
Industrial Conglomerates - 0.0%
Hyperscale Data Inc (d)(g)	535	0
TOTAL INDUSTRIALS		1,504

Information Technology - 0.0%
Software - 0.0%
SRAX Inc (b)(d)	117,390	1
TOTAL UNITED STATES		1,505
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $6,395)		1,505

U.S. Treasury Obligations - 0.0%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/20/2025 (j) (Cost $3,994,922)	4.46	4,035,000	3,995,616

Money Market Funds - 4.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (k)	4.64	100,552,574	100,572,685
Fidelity Securities Lending Cash Central Fund (k)(l)	4.64	1,762,386,110	1,762,562,349
TOTAL MONEY MARKET FUNDS (Cost $1,863,135,034)			1,863,135,034

TOTAL INVESTMENT IN SECURITIES - 104.0% (Cost $31,908,120,169)	46,268,795,673
NET OTHER ASSETS (LIABILITIES) - (4.0)% (h)	(1,765,320,211)
NET ASSETS - 100.0%	44,503,475,462

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Contracts
CME E-mini Russell 2000 Index Contracts (United States)	586	Dec 2024	71,626,780	3,310,300	3,310,300
CME E-mini S&P MidCap 400 Index Contracts (United States)	142	Dec 2024	47,964,760	1,766,473	1,766,473

TOTAL FUTURES CONTRACTS					5,076,773
The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)	Level 3 security
(e)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $13,361 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(f)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $5,470,212 or 0.0% of net assets.

(g)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(h)	Includes $4,845,548 of cash collateral to cover margin requirements for futures contracts.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,995,614.
(k)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(l)	Investment made with cash collateral received from securities on loan.
(m)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

(n)
Equity security is subject to lock-up or market standoff agreement and valued at a discount to the market price of the equivalent equity security. As of period end, the total fair value of equity securities discounted due to contractual sale restrictions is $174,242 and all restrictions are set to expire on or before January 31, 2025.  Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
GCI Liberty, Inc. Class A (Escrow)	5/23/23	0

Additional information on each lock-up table restriction is as follows:
Security	Restriction Expiration Date
XTI Aerospace Inc	2025-05-13

XTI Aerospace Inc	2025-02-11

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	123,817,418	3,238,182,094	3,261,427,706	2,576,558	879	-	100,572,685	0.2%
Fidelity Securities Lending Cash Central Fund	1,838,455,549	4,287,304,961	4,363,198,161	31,525,817	-	-	1,762,562,349	6.7%
Total	1,962,272,967	7,525,487,055	7,624,625,867	34,102,375	879	-	1,863,135,034

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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